                                                            FILE NOS.   2-38827
                                                                       811-2143
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                               [X]

                        PRE-EFFECTIVE AMENDMENT NO.                         [_]

                                                                            [X]
                     POST-EFFECTIVE AMENDMENT NO. 40

                                    AND/OR

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                                                                            [X]
                             AMENDMENT NO. 23

                       (CHECK APPROPRIATE BOX OR BOXES.)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                          (EXACT NAME OF REGISTRANT)

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                     JOHN HANCOCK PLACE, BOSTON, MA 02117
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 572-5060

                           SANDRA M. DADALT, ESQUIRE
                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                              JOHN HANCOCK PLACE
                               BOSTON, MA 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

  It is proposed that this filing will become effective (check appropriate space)

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 1998, pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a) of Rule 485

  [_] on (date) pursuant to paragraph (a) of Rule 485

  If appropriate check the following box

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

  Pursuant to the provisions of Rule 24f-2, Registrant has registered an in-definite amount of the securities being offered and filed its Notice for fis-cal 1997 pursuant to Rule 24f-2 on February 26, 1998.

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                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                             CROSS REFERENCE SHEET

     FORM N-4 ITEM NO.                         SECTION IN PROSPECTUS
     -----------------                         ---------------------
  1. Cover Page...................  Cover Page
  2. Definitions..................  Special Terms; Variable Account Valuation
                                     Procedures
  3. Synopsis or Highlights.......  Summary Information
  4. Condensed Financial            Condensed Financial Information
      Information.................
  5. General Description of
      Registrant, Depositor and     John Hancock, The Account and the Series
      Portfolio Companies.........   Fund; Voting Privileges; Distribution of
                                     the Contracts
  6. Deductions...................  Charges Under Variable Annuity Contracts
  7. General Description of         The Contracts; The Accumulation Period;
      Variable Annuity Contracts..   Miscellaneous Provisions; Changes in
                                     Applicable Law--Funding and Otherwise
  8. Annuity Period...............  The Annuity Period
  9. Death Benefit................  The Accumulation Period; The Annuity Period
 10. Purchases and Contract         The Contracts; The Accumulation Period;
      Values......................   Variable Account Valuation Procedures;
                                     Performance
 11. Redemptions..................  The Accumulation Period; Miscellaneous
                                     Provisions; Summary Information
 12. Taxes........................  Federal Income Taxes
 13. Legal Proceedings............  Not Applicable
 14. Table of Contents of
      Statement of Additional       Table of Contents of Statement of
      Information.................   Additional Information

[LOGO OF JOHN HANCOCK APPEARS HERE]


                                  Mutual Life
                               Insurance Company

 INDIVIDUAL VARIABLE ANNUITY CONTRACTS JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U


                       JOHN HANCOCK SERVICING OFFICE
                    P.O. Box 111 Boston, Massachusetts 02117

                     TELEPHONE 800-REAL LIFE (800-732-5543)


                             PROSPECTUS MAY 1, 1998

  The individual variable annuity contracts ("Contracts") described in this prospectus can be funded, at the discretion of the Owner by, at any one time, up to ten of the twenty-three subaccounts of John Hancock Variable Annuity Account U ("Account"). The assets of each subaccount will be invested in a corresponding Portfolio of John Hancock Variable Series Trust I ("Fund"), a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock").

  Three types of Contracts are offered: (1) a periodic payment deferred contract, (2) a single payment deferred contract, and (3) a single payment immediate contract.

  This prospectus sets forth concisely information about the Account that a prospective investor ought to know before investing. A statement of additional information for the Account, dated May 1, 1998, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated herein by reference. This statement, the table of contents of which appears at page 38 of this prospectus, is available upon request and without charge from the Account at the address or telephone number above.

  The prospectus for the Fund, which is attached to this prospectus, describes the investment objectives, policies and risks of investing in the Portfolios of the Fund: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market. (The Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are not currently available to Owners but are expected to be made available later in 1998.)

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
        VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                                                          Page
SYNOPSIS OF EXPENSE INFORMATION  . . . . . . . . . . . . . . . . . . .      3
CONDENSED FINANCIAL INFORMATION  . . . . . . . . . . . . . . . . . . .      9
SPECIAL TERMS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12
SUMMARY INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . .     13
THE VARIABLE ANNUITY . . . . . . . . . . . . . . . . . . . . . . . . .     16
JOHN HANCOCK, THE ACCOUNT AND THE SERIES FUND  . . . . . . . . . . . .     16
CHARGES UNDER VARIABLE ANNUITY CONTRACTS . . . . . . . . . . . . . . .     20
  Deductions for Sales and Administrative Expenses and Minimum Death
    Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
  Premium or Similar Taxes . . . . . . . . . . . . . . . . . . . . . .     21
  Charges for Mortality and Expense Risks  . . . . . . . . . . . . . .     21
  Charges for Administrative Services  . . . . . . . . . . . . . . . .     21
THE CONTRACTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22
THE ACCUMULATION PERIOD  . . . . . . . . . . . . . . . . . . . . . . .     23
  Accumulation Shares  . . . . . . . . . . . . . . . . . . . . . . . .     23
  Value of Accumulation Shares . . . . . . . . . . . . . . . . . . . .     23
  Transfers To and From Subaccounts  . . . . . . . . . . . . . . . . .     23
  Surrender of Contract; Partial Withdrawals . . . . . . . . . . . . .     24
  Death Benefit Before Date of Maturity  . . . . . . . . . . . . . . .     24
THE ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . .     25
  Deferred Variable Annuity Contracts  . . . . . . . . . . . . . . . .     25
  Immediate Variable Annuity Contracts . . . . . . . . . . . . . . . .     26
  Variable Monthly Annuity Payments  . . . . . . . . . . . . . . . . .     26
  Assumed Investment Rate  . . . . . . . . . . . . . . . . . . . . . .     26
  Calculation of Annuity Units . . . . . . . . . . . . . . . . . . . .     26
  Annuity Options  . . . . . . . . . . . . . . . . . . . . . . . . . .     27
  Option VA-1 Life Annuity with Five, Ten or Twenty Years Certain  . .     27
  Option VA-2 Life Annuity without Refund  . . . . . . . . . . . . . .     27
  Other Conditions . . . . . . . . . . . . . . . . . . . . . . . . . .     27
VARIABLE ACCOUNT VALUATION PROCEDURES  . . . . . . . . . . . . . . . .     28
MISCELLANEOUS PROVISIONS . . . . . . . . . . . . . . . . . . . . . . .     28
FEDERAL INCOME TAXES . . . . . . . . . . . . . . . . . . . . . . . . .     29
  The Account and John Hancock . . . . . . . . . . . . . . . . . . . .     29
  Contracts Purchased Other Than to Fund a Tax Qualified Plan  . . . .     30
  Diversification Requirements . . . . . . . . . . . . . . . . . . . .     30
  Contracts Purchased to Fund a Tax Qualified Plan . . . . . . . . . .     31
PERFORMANCE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     34
STATE REGULATION . . . . . . . . . . . . . . . . . . . . . . . . . . .     35
REPORTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     35
VOTING PRIVILEGES  . . . . . . . . . . . . . . . . . . . . . . . . . .     35
CHANGES IN APPLICABLE LAW--FUNDING AND OTHERWISE . . . . . . . . . . .     35
LEGAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     36
DISTRIBUTION OF THE CONTRACTS  . . . . . . . . . . . . . . . . . . . .     36
IMPACT OF YEAR 2000 ISSUE. . . . . . . . . . . . . . . . . . . . . . .
REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . .     36
EXPERTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     36
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .     36
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION . . . . . . .     37
APPENDIX--ILLUSTRATIVE ACCUMULATION VALUE AND ANNUITY PAYMENT TABLES .     38

       SYNOPSIS OF EXPENSE INFORMATION SINGLE PAYMENT IMMEDIATE CONTRACTS

  The purpose of this synopsis is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly on single payment immediate contracts. This synopsis includes expenses of the Account as well as those of the Fund. This synopsis does not include any premium taxes that may be applicable. For a more complete description of the Account charges, see "Charges under Variable Annuity Contracts." For a more complete description of the investment advisory fee charged each Portfolio and the annual operating expenses of each Portfolio, see the prospectus for the Fund.



CONTRACT EXPENSES
Maximum Sales Load on Purchases/1/ (as a percentage of purchase
 payments). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        %
Annual Contract Fee . . . . . . . . . . . . . . . . . . . . . . . .         $0




SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)


Mortality and Expense Risk Charge  . . . . . . . . . . . . .    0.75%
Administrative Services Charge . . . . . . . . . . . . . . .    0.25%
                                                               -----
Total Separate Account Annual Expenses . . . . . . . . . . .    1.00%





ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average daily net assets)

  The figures in the following chart and the Examples which follow reflect the investment management fees currently payable and the 1997 other fund expenses allocated to the Fund (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).




                                                                    Other
                                                                     Fund
                                     Other Fund      Total         Expenses
                                      Expenses       Fund           Absent
                        Management  After Expense  Operating       Expense
    Fund Name              Fee      Reimbursement  Expenses    Reimbursement/3/
    ---------           ----------  -------------  ---------   ----------------
Managed . . . . . . .     0.33%         0.04%        0.37%           N/A
Growth & Income . . .     0.25%         0.03%        0.28%           N/A
Equity Index. . . . .     0.15%         0.25%        0.40%          0.40%
Large Cap Value . . .     0.75%         0.25%        1.00%          0.31%
Large Cap Growth. . .     0.39%         0.05%        0.44%           N/A
Mid Cap Value . . . .     0.80%         0.25%        1.05%          0.34%
Mid Cap Growth. . . .     0.85%         0.25%        1.10%          0.57%
Diversified Mid Cap
 Growth . . . . . . .     0.75%         0.10%        0.85%           N/A
Real Estate Equity. .     0.60%         0.09%        0.69%           N/A
Small/Mid Cap CORE. .     0.80%         0.25%        1.05%           N/A
Small Cap Value . . .     0.80%         0.25%        1.05%          0.50%
Small Cap Growth. . .     0.75%         0.25%        1.00%          0.37%
Global Equity . . . .     0.90%         0.25%        1.15%           N/A
International Balanced    0.85%         0.25%        1.10%          0.71%
International Equity
 Index. . . . . . . .     0.18%         0.19%        0.37%           N/A
International
 Opportunities. . . .     0.97%         0.25%        1.22%          0.60%
Emerging Markets
 Equity . . . . . . .     1.30%         0.25%        1.55%           N/A
Short-Term Bond . . .     0.30%         0.21%        0.51%           N/A
Bond Index. . . . . .     0.15%         0.25%        0.40%           N/A
Sovereign Bond. . . .     0.25%         0.06%        0.31%           N/A
Strategic Bond. . . .     0.75%         0.25%        1.00%          0.57%
High Yield Bond . . .     0.65%         0.25%        0.90%           N/A
Money Market. . . . .     0.25%         0.08%        0.33%           N/A

/1/ The Sales Load Imposed on Purchase falls with increasing purchase size. The sales load is equal to the sum of the $50 Administrative Expense Deduction per sale PLUS:
     4.00% of the first $10,000 (minimum sale is $5,000) 3.00% of the next $15,000 2.00% of the next $75,000 1.00% of any amount over $100,000

/2/ John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of its average daily net asset value.



                                    EXAMPLES

  The following examples should not be considered representations of past or future expenses; actual expenses may be greater than or less than those shown above.

  Single payment immediate annuity contracts cannot be surrendered and must be annuitized not more than two months after receipt of the purchase payment at the Servicing Office of John Hancock. You would pay the following expenses on a $1000 investment, at the end of the applicable time period, assuming 5% return on assets:




                                          1 Year  3 Years  5 Years   10 Years
                                          ------  -------  -------   --------
MANAGED . . . . . . . . . . . . . . . .    $63     $ 91     $121       $206
GROWTH & INCOME . . . . . . . . . . . .    $62     $ 89     $117       $197
EQUITY INDEX  . . . . . . . . . . . . .    $64     $ 92     $123       $210
LARGE CAP VALUE . . . . . . . . . . . .    $69     $110     $152       $271
LARGE CAP GROWTH  . . . . . . . . . . .    $64     $ 93     $125       $214
MID CAP VALUE . . . . . . . . . . . . .    $70     $111     $155       $276
MID CAP GROWTH  . . . . . . . . . . . .    $70     $112     $157       $281
DIVERSIFIED MID CAP GROWTH  . . . . . .    $68     $105     $145       $256
REAL ESTATE EQUITY  . . . . . . . . . .    $66     $101     $137       $240
SMALL/MID CAP CORE. . . . . . . . . . .    $70     $111     $155       $276
SMALL CAP VALUE . . . . . . . . . . . .    $70     $111     $155       $276
SMALL CAP GROWTH  . . . . . . . . . . .    $69     $110     $152       $271
GLOBAL EQUITY . . . . . . . . . . . . .    $71     $114     $160       $286
INTERNATIONAL BALANCED  . . . . . . . .    $70     $112     $157       $281
INTERNATIONAL EQUITY INDEX  . . . . . .    $64     $ 93     $124       $213
INTERNATIONAL OPPORTUNITIES . . . . . .    $71     $116     $163       $293
EMERGING MARKETS EQUITY . . . . . . . .    $75     $125     $179       $324
SHORT-TERM BOND . . . . . . . . . . . .    $65     $ 95     $128       $221
BOND INDEX. . . . . . . . . . . . . . .    $64     $ 92     $123       $210
SOVEREIGN BOND  . . . . . . . . . . . .    $63     $ 89     $118       $200
STRATEGIC BOND  . . . . . . . . . . . .    $69     $110     $152       $271
HIGH YIELD BOND . . . . . . . . . . . .    $68     $107     $148       $261
MONEY MARKET  . . . . . . . . . . . . .    $63     $ 90     $119       $202

       SYNOPSIS OF EXPENSE INFORMATION SINGLE PAYMENT DEFERRED CONTRACTS

  The purpose of this synopsis is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly on single payment immediate contracts. This synopsis includes expenses of the Account as well as those of the Fund. This synopsis does not include any premium taxes that may be applicable. For a more complete description of the Account charges, see "Charges under Variable Annuity Contracts." For a more complete description of the investment advisory fee charged each Portfolio and the annual operating expenses of each Portfolio, see the prospectus for the Fund.

CONTRACT EXPENSES

Maximum Sales Load on Purchases/1/ (as a percentage of purchase
 payments). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.50%
Annual Contract Fee . . . . . . . . . . . . . . . . . . . . . . . . .      $0

SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    0.75%
Administrative Services Charge  . . . . . . . . . . . . . . . . . . .    0.25%
                                                                        -----
Total Separate Account Annual Expenses  . . . . . . . . . . . . . . .    1.00%





ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average daily net assets)

  The figures in the following chart and the Examples which follow reflect the investment management fees currently payable and the 1997 other fund expenses allocated to the Fund (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).




                                                                    Other
                                                                     Fund
                                     Other Fund      Total         Expenses
                                      Expenses       Fund           Absent
                        Management  After Expense  Operating       Expense
    Fund Name              Fee      Reimbursement  Expenses    Reimbursement/3/
    ---------           ----------  -------------  ---------   ----------------
Managed . . . . . . .      0.33%        0.04 %       0.37%            N/A
Growth & Income . . .      0.25%        0.03 %       0.28%            N/A
Equity Index. . . . .      0.15%        0.25 %       0.40%           0.40%
Large Cap Value . . .      0.75%        0.25 %       1.00%           0.31%
Large Cap Growth. . .     0.39%         0.05 %       0.44%            N/A
Mid Cap Value . . . .      0.80%        0.25 %       1.05%          0.34%
Mid Cap Growth. . . .      0.85%        0.25 %       1.10%          0.57%
Diversified Mid Cap
 Growth . . . . . . .      0.75%       0.10%         0.85%            N/A
Real Estate Equity. .      0.60%        0.09 %      0.69%             N/A
Small/Mid Cap CORE. .
Small Cap Value . . .      0.80%        0.25 %       1.05%           0.50%
Small Cap Growth. . .      0.75%        0.25 %       1.00%           0.37%
Global Equity . . . .
International Balanced     0.85%        0.25 %       1.10%           0.71%
International Equity
 Index. . . . . . . .      0.18%        0.19 %       0.37%            N/A
International
 Opportunities. . . .     0.97%         0.25 %      1.22%           0.60%
Emerging Markets
 Equity . . . . . . .
Short-Term Bond . . .      0.30%        0.21%        0.51%
Bond Index. . . . . .
Sovereign Bond. . . .      0.25%        0.06 %       0.31%            N/A
Strategic Bond. . . .      0.75%        0.25 %       1.00%           0.57%
High Yield Bond . . .
Money Market. . . . .      0.25%        0.08 %       0.33%            N/A

/1/ The Sales Load Imposed on Purchase falls with increasing purchase size. The sales load is equal to the sum of the $50 Administrative Expense Deduction
 PLUS:
     4.50% of the first $10,000 (minimum sale is $5,000) 3.50% of the next $15,000 2.50% of the next $75,000 1.50% of any amount over $100,000
 The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided under single payment immediate Contracts or under deferred Contracts where the single payment is made on or after the Contract anniversary nearest the Annuitant's 65th birthday, no deduction is made for such benefit from payments made on or after such date.
/2 /John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of its average daily net asset value.


                                    EXAMPLES

  The following examples should not be considered representations of past or future expenses; actual expenses may be greater than or less than those shown above.

  Whether or not you surrender your contract or annuitize at the end of the applicable time period, you would pay the following current expenses on a $1,000 investment, assuming 5% annual return on assets:




                                          1 Year  3 Years  5 Years   10 Years
                                          ------  -------  -------   --------
MANAGED . . . . . . . . . . . . . . . .    $68     $ 96     $126       $211
GROWTH & INCOME . . . . . . . . . . . .    $67     $ 93     $121       $201
EQUITY INDEX  . . . . . . . . . . . . .    $68     $ 97     $127       $214
LARGE CAP VALUE . . . . . . . . . . . .    $74     $114     $157       $275
LARGE CAP GROWTH  . . . . . . . . . . .    $69     $ 98     $129       $218
MID CAP VALUE . . . . . . . . . . . . .    $75     $116     $159       $280
MID CAP GROWTH  . . . . . . . . . . . .    $75     $117     $162       $285
DIVERSIFIED MID CAP GROWTH. . . . . . .    $73     $110     $150       $260
REAL ESTATE EQUITY  . . . . . . . . . .    $71     $105     $142       $244
SMALL/MID CAP CORE. . . . . . . . . . .    $75     $116     $159       $280
SMALL CAP VALUE . . . . . . . . . . . .    $75     $116     $159       $280
SMALL CAP GROWTH  . . . . . . . . . . .    $74     $114     $157       $275
GLOBAL EQUITY . . . . . . . . . . . . .    $76     $119     $164       $290
INTERNATIONAL BALANCED  . . . . . . . .    $75     $117     $162       $285
INTERNATIONAL EQUITY INDEX  . . . . . .    $69     $ 98     $129       $217
INTERNATIONAL OPPORTUNITIES . . . . . .    $76     $121     $167       $269
EMERGING EQUITY MARKETS . . . . . . . .    $79     $130     $183       $328
SHORT-TERM BOND . . . . . . . . . . . .    $70     $100     $133       $225
BOND INDEX. . . . . . . . . . . . . . .    $68     $ 97     $127       $214
SOVEREIGN BOND  . . . . . . . . . . . .    $68     $ 94     $123       $204
STRATEGIC BOND  . . . . . . . . . . . .    $74     $114     $157       $275
HIGH YIELD BOND . . . . . . . . . . . .    $73     $111     $152       $265
MONEY MARKET  . . . . . . . . . . . . .    $68     $ 95     $124       $206

      SYNOPSIS OF EXPENSE INFORMATION PERIODIC PAYMENT DEFERRED CONTRACTS

  The purpose of this synopsis is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly on periodic payment deferred contracts. This synopsis includes expenses of the Account as well as those of the Fund. This synopsis does not include any premium taxes that may be applicable. For a more complete description of the Account charges, see "Charges under Variable Annuity Contracts." For a more complete description of the investment advisory fee charged each Portfolio and the annual operating expenses of each Portfolio, see the prospectus for the Fund.

CONTRACT EXPENSES

Maximum Sales Load on Purchases/1/ (as a percentage of purchase
 payments). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8.00%
Annual Contract Fee/2/  . . . . . . . . . . . . . . . . . . . . . . .     $10

SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    0.75%
Administrative Services Charge. . . . . . . . . . . . . . . . . . . .    0.25%
                                                                         ----
Total Separate Account Annual Expenses. . . . . . . . . . . . . . . .    1.00%




ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average daily net assets)

  The figures in the following chart and the Examples which follow reflect the investment management fees currently payable and the 1997 other fund expenses allocated to the Fund (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).




                                                                    Other
                                                                     Fund
                                     Other Fund      Total         Expenses
                                      Expenses       Fund           Absent
                        Management  After Expense  Operating       Expense
    Fund Name              Fee      Reimbursement  Expenses    Reimbursement/3/
    ---------           ----------  -------------  ---------   ----------------
Managed . . . . . . .      0.33%        0.04 %       0.37%            N/A
Growth & Income . . .      0.25%        0.03 %       0.28%            N/A
Equity Index. . . . .      0.15%        0.25 %       0.40%           0.40%
Large Cap Value . . .      0.75%        0.25 %       1.00%           0.31%
Large Cap Growth. . .     0.39%         0.05 %       0.44%            N/A
Mid Cap Value . . . .      0.80%        0.25 %       1.05%          0.34%
Mid Cap Growth. . . .      0.85%        0.25 %       1.10%          0.57%
Diversified Mid Cap
 Growth . . . . . . .      0.75%       0.10%         0.85%            N/A
Real Estate Equity. .      0.60%        0.09 %      0.69%             N/A
Small/Mid Cap CORE. .
Small Cap Value . . .      0.80%        0.25 %       1.05%           0.50%
Small Cap Growth. . .      0.75%        0.25 %       1.00%           0.37%
Global Equity . . . .
International Balanced     0.85%        0.25 %       1.10%           0.71%
International Equity
 Index. . . . . . . .      0.18%        0.19 %       0.37%            N/A
International
 Opportunities. . . .     0.97%         0.25 %      1.22%           0.60%
Emerging Markets
 Equity . . . . . . .
Short-Term Bond . . .      0.30%        0.21%        0.51%
Bond Index. . . . . .
Sovereign Bond. . . .      0.25%        0.06 %       0.31%            N/A
Strategic Bond. . . .      0.75%        0.25 %       1.00%           0.57%
High Yield Bond . . .
Money Market. . . . .      0.25%        0.08 %       0.33%            N/A

/1// /The Sales Load Imposed on Purchases falls with increasing purchase size.
 The sales load is calculated as follows:
     8.00% of the first $10,000 (minimum sale is $5,000) 7.00% of the next $15,000 3.00% of any amount over $25,000
 The minimum death benefit charge included in the above sales loads is 0.50%. Because no minimum death benefit is provided on or after the contract anniversary nearest the Annuitant's 65th birthday, no deduction is made for such benefit from payments made on or after such date.

/2/ The Annual Contract Fee will be the lesser of $10 or 2% of the value of a Contract's Accumulation Shares. The annual contract fee is assessed only during the Accumulation Period. In the preceding Examples, the annual contract fee has been expressed as an annual percentage of assets based on the average Contract size during the year ended December 31, 1997.
/3 /John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of its average daily net asset value.


                                    EXAMPLES

  The following examples should not be considered representations of past or future expenses; actual expenses may be greater than or less than those shown above.

  Whether or not you surrender your contract or annuitize at the end of the applicable time period, you would pay the following current expenses on a $1,000 investment, assuming 5% annual return on assets:




                                          1 Year  3 Years  5 Years   10 Years
                                          ------  -------  -------   --------
MANAGED . . . . . . . . . . . . . . . .    $ 93    $121     $150       $235
GROWTH & INCOME . . . . . . . . . . . .    $ 92    $118     $146       $225
EQUITY INDEX  . . . . . . . . . . . . .    $ 93    $122     $152       $238
LARGE CAP VALUE . . . . . . . . . . . .    $ 99    $139     $181       $297
LARGE CAP GROWTH  . . . . . . . . . . .    $ 94    $123     $154       $242
MID CAP VALUE . . . . . . . . . . . . .    $ 99    $140     $183       $302
MID CAP GROWTH  . . . . . . . . . . . .    $100    $141     $185       $307
DIVERSIFIED MID CAP GROWTH  . . . . . .    $ 98    $134     $173       $282
REAL ESTATE EQUITY  . . . . . . . . . .    $ 96    $130     $166       $267
SMALL/MID CAP CORE. . . . . . . . . . .    $ 99    $140     $183       $302
SMALL CAP VALUE . . . . . . . . . . . .    $ 99    $140     $183       $302
SMALL CAP GROWTH  . . . . . . . . . . .    $ 99    $139     $181       $297
GLOBAL EQUITY . . . . . . . . . . . . .    $100    $143     $188       $311
INTERNATIONAL BALANCED  . . . . . . . .    $100    $141     $185       $307
INTERNATIONAL EQUITY INDEX  . . . . . .    $ 94    $122     $153       $241
INTERNATIONAL OPPORTUNITIES . . . . . .    $101    $145     $191       $318
EMERGING MARKETS EQUITY . . . . . . . .    $104    $154     $206       $348
SHORT-TERM BOND . . . . . . . . . . . .    $ 94    $125     $157       $249
BOND INDEX. . . . . . . . . . . . . . .    $ 93    $122     $152       $238
SOVEREIGN BOND  . . . . . . . . . . . .    $ 93    $119     $148       $228
STRATEGIC BOND  . . . . . . . . . . . .    $ 99    $139     $181       $297
HIGH YIELD BOND . . . . . . . . . . . .    $ 98    $136     $176       $287
MONEY MARKET. . . . . . . . . . . . . .    $ 93    $120     $149       $230

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------------------------

SELECTED DATA FOR EACH ACCUMULATION SHARE OUTSTANDING THROUGHOUT EACH PERIOD:




                              Year Ended Year Ended Year Ended Year Ended Year
                             Ended Year Ended Year Ended December 31, December
                             31, December 31, December 31, December 31, December
                             31, December 31,
                                 1997          1996          1995          1994          1993          1992          1991
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
 GROWTH & INCOME SUBACCOUNT
 Accumulation share value:
 Beginning of period . . .     $111.437       $93.721       $70.532       $71.638       $63.844       $59.218       $47.482
  End of period  . . . . .     $143.253      $111.437       $93.721       $70.532       $71.638       $63.844       $59.218
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .    1,901,446     2,065,540     2,225,393     2,417,577     2,566,107     2,736,951     2,924,816

 SOVEREIGN BOND SUBACCOUNT Accumulation share value:
 Beginning of period . . .      $44.514       $43.188       $36.491       $37.828       $34.492       $32.360       $28.016
  End of period  . . . . .      $48.526       $44.514       $43.188       $36.491       $37.828       $34.492       $32.360
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .    1,749,513     1,980,126     2,205,467     2,486,013     2,730,735     2,953,463     3,166,240

 MONEY MARKET SUBACCOUNT Accumulation share value:
 Beginning of period . . .      $22.554       $21.627       $20.649       $20.036       $19.636       $19.136       $18.238
  End of period  . . . . .      $23.548       $22.554       $21.627       $20.649       $20.036       $19.636       $19.136
 Number of Accumulation
 Shares outstanding at end
 of period . . . . . . . .      743,856       857,514       972,149     1,068,017     1,171,917     1,598,576     2,013,162
                              Year Ended    Year Ended     Year Ended
                             December 31,  December 31,   December 31,
                                 1990          1989           1988
                             ------------  ------------   ------------
 GROWTH & INCOME SUBACCOUNT
 Accumulation share value:
 Beginning of period . . .      $46.043       $36.714        $31.474
  End of period  . . . . .      $47.482       $46.043        $36.714
 Number of Accumulation       3,193,137     3,523,823      4,108,528
 Shares outstanding at end
 of period . . . . . . . .

 SOVEREIGN BOND SUBACCOUNT Accumulation share value:
 Beginning of period . . .      $26.350       $23.666        $22.052
  End of period  . . . . .      $28.016       $26.350        $23.666
 Number of Accumulation       3,455,875     3,913,241      4,557,497
 Shares outstanding at end
 of period . . . . . . . .

 MONEY MARKET SUBACCOUNT Accumulation share value:
 Beginning of period . . .      $17.015       $15.718        $14.755
  End of period  . . . . .      $18.238       $17.015        $15.718
 Number of Accumulation       2,357,840     2,653,748      2,948,321
 Shares outstanding at end
 of period . . . . . . . .













                         Year Ended Year Ended Year Ended Year Ended Year Ended
                        Year Ended Year Ended December 31, December 31, December
                        31, December 31, December 31, December 31, December 31,
                            1997          1996          1995          1994          1993          1992          1991
                        ------------  ------------  ------------  ------------  ------------  ------------  ------------
LARGE CAP GROWTH
 SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period      $24.935        $21.295       $16.339       $16.666       $14.791      $13.589       $10.941
 End of Period  . . .     $32.329        $24.935       $21.295       $16.339       $16.666      $14.791       $13.589
Number of Accumulation
 Shares outstanding at
 end of period  . . .     160,590        159,241       159,494       141,064       110,712       86,619        58,121
INTERNATIONAL EQUITIES
 SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period      $16.246        $15.028       $14.053       $15.117       $11.559      $11.871        $9.719
 End of Period  . . .     $15.277        $16.246       $15.028       $14.053       $15.117      $11.559       $11.871
Number of Accumulation
 Shares outstanding at
 end of period  . . .     102,698        131,774       133,791       156,006        89,934       33,160        27,855
REAL ESTATE EQUITY
 SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period      $21.908        $16.628       $14.955       $14.684       $12.644      $11.009        $8.328
 End of Period  . . .     $25,424        $21.908       $16.628       $14.955       $14.684      $12.644       $11.009
Number of Accumulation
 Shares outstanding at
 end of period             99,634        103,394        92,870       130,412       131,016       25,136         8,004
MANAGED SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period      $20.449        $18.655       $14.826       $15.316       $13.861      $11.962       $10.763
 End of Period  . . .     $24.039        $20.449       $18.655       $14.826       $15.316      $13.861       $11.962
Number of Accumulation
 Shares outstanding at
 end of period  . . .     984,740      1,053,821     1,072,417     1,100,811     1,115,432      806,671       451,945
                         Period from
                          ***May 1,
                           1990 to
                         December 31,
                             1990
                         ------------
LARGE CAP GROWTH
 SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period       $10.000
 End of Period  . . .      $10.941
Number of Accumulation      36,358
 Shares outstanding at
 end of period  . . .
INTERNATIONAL EQUITIES
 SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period       $10.000
 End of Period  . . .       $9.719
Number of Accumulation      28,024
 Shares outstanding at
 end of period  . . .
REAL ESTATE EQUITY
 SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period       $10.000
 End of Period  . . .       $8.328
Number of Accumulation       7,621
 Shares outstanding at
 end of period
MANAGED SUBACCOUNT
Accumulation Share
 Value:
 Beginning of Period       $10.000
 End of Period  . . .      $10.763
Number of Accumulation     262,273
 Shares outstanding at
 end of period  . . .





---------
 *** Date of initial public offering of Accumulation Shares.

                                                                Period from
                                                                May 1, 1996
                                                               (commencement
                                            Year Ended       of operations) to
                                         December 31, 1997   December 31, 1996
                                         -----------------   -----------------
EQUITY INDEX SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $11.347             $10.000
  End of Period. . . . . . . . . . . .        $14.918             $11.347
Number of Accumulation Shares
 outstanding at end of period. . . . .         54,198               3,749
LARGE CAP VALUE
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $11.315             $10.000
  End of Period. . . . . . . . . . . .        $14.401             $11.315
Number of Accumulation Shares
 outstanding at end of period. . . . .         23,612              11,411
MID CAP GROWTH SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $10.200             $10.000
  End of Period. . . . . . . . . . . .        $11.785             $10.200
Number of Accumulation Shares
 outstanding at end of period. . . . .         16,957              14.603
MID CAP VALUE SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $11.540             $10.000
  End of Period. . . . . . . . . . . .        $15.112             $11.540
Number of Accumulation Shares
 outstanding at end of period. . . . .         37,067               5,764
SMALL CAP GROWTH SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $ 9.884             $10.000
  End of Period. . . . . . . . . . . .        $11.181             $ 9.884
Number of Accumulation Shares
 outstanding at end of period. . . . .         35,818              15,438
SMALL CAP VALUE SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $10.960             $10.000
  End of Period. . . . . . . . . . . .        $13.634             $10.960
Number of Accumulation Shares
 outstanding at end of period. . . . .         17,720               2,982
STRATEGIC BOND SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $10.600             $10.000
  End of Period. . . . . . . . . . . .        $11.445             $10.600
Number of Accumulation Shares
 outstanding at end of period. . . . .         23,759               7,670
INTERNATIONAL OPPORTUNITIES SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $10.601             $10.000
  End of Period. . . . . . . . . . . .        $10.700             $10.601
Number of Accumulation Shares
 outstanding at end of period. . . . .          8,683               6,637
INTERNATIONAL BALANCED SUBACCOUNT
Accumulation Share Value
  Beginning of Period. . . . . . . . .        $10.602             $10.000
  End of Period. . . . . . . . . . . .        $10.773             $10.602
Number of Accumulation Shares
 outstanding at end of period. . . . .          7,961               3,139

                                 SPECIAL TERMS

  As used in this prospectus, the following terms have the indicated meanings:

ACCUMULATION SHARE: a unit of measurement used in determining the value of a Contract prior to the commencement of annuity payments or, if earlier, contract lapse. The value of an Accumulation Share for each subaccount will reflect the investment performance of that subaccount and will vary in dollar amount.

ANNUITANT: the person on whose life the Contract is issued.

ANNUITY OPTION: the provisions under which a series of annuity payments is made to the Annuitant or other payee, such as the Life Annuity with Twenty Years Certain.

ANNUITY UNIT: a unit of measurement used in determining the amount of each variable annuity payment. The value of an Annuity Unit for each subaccount will depend upon the assumed investment rate and the investment performance of that subaccount and will vary in dollar amount.

BENEFICIARY: the person who receives the proceeds in the event of the death of the Owner or the Annuitant.

CODE: the Internal Revenue Code of 1986, as amended.

OWNER: the person(s) or entity, usually the person(s) or entity to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract.

DATE OF MATURITY OF A DEFERRED CONTRACT: the date elected by the Owner as of which annuity payments will commence. The election is subject to certain conditions described in "The Annuity Period--Deferred Variable Annuity Contracts".

MAJORITY VOTE OF THE OUTSTANDING CONTRACTS: the vote of Owners, at any meeting of Owners duly called, having more than 50% of the number of votes represented by outstanding contracts or, if it is less, having 67% or more of the votes represented at a meeting at which more than 50% of such a number of votes are present or represented by proxy.

MINIMUM DEATH BENEFIT: the undertaking of John Hancock under a deferred Contract to make a payment on the death of the Annuitant at any time before the contract anniversary nearest the Annuitant's 65th birthday equal to the greater of the aggregate amount of the purchase payments made under the Contract (reduced to reflect redemptions of Accumulation Shares, if any, previously made as partial withdrawals) or the value of the Accumulation Shares credited to the Contract next determined following John Hancock's receipt of due proof of death. See "The Accumulation Period--Death Benefit Before Date of Maturity".

NET PURCHASE PAYMENT: the amount of any purchase payment reduced by (i) applicable taxes, if any, based on the amount of the purchase payment, (ii) the deduction to compensate John Hancock for its minimum death benefit undertaking, if any, and (iii) the deduction for sales and administrative expenses.

SERVICING OFFICE: P.O. Box 111, Boston, MA 02117.

SURRENDER VALUE: a cash payment, made prior to a Contract's maturity, equal to all or part of the Accumulation Shares credited to the Contract.

                              SUMMARY INFORMATION

  The Contracts are designed both for purchase by individuals doing their own retirement planning, including plans and trusts not qualifying under the Internal Revenue Code of 1986 ("Code") and for purchase for persons participating in (1) pension and profit-sharing plans qualified under Section 401(c) of the Code, known as "H.R. 10 plans", (2) pension or profit-sharing plans qualified under Sections 401(a) or 403(a) of the Code, known as "corporate plans", (3) annuity purchase plans adopted under the provisions of Section 403(b) of the Code by public school systems and certain other tax-exempt organizations, (4) individual retirement annuity plans satisfying the requirements of Section 408 of the Code, and (5) deferred compensation plans maintained by a state or political subdivision under Section 457 of the Code.

  In order to accommodate "employer-related" plans funded by the Contracts, contract forms using "unisex" purchase rates, i.e. rates the same for males and females, are available. Any questions you have as to whether you are participating in an employer-related plan should be directed to your employer. Any other question you or your employer may have with respect to this topic can be asked of John Hancock by calling 800-REAL LIFE (732-5543) or by writing John Hancock Servicing Office, Post Office Box 111, Boston, MA 02117.

WHAT ARE THE VARIABLE ANNUITIES BEING OFFERED?

  Three kinds of Contracts are offered: (1) a periodic payment deferred Contract under which purchase payments may be made at intervals until the maturity date selected by the Owner at which time annuity payments by John Hancock will begin;
(2) a single payment deferred Contract under which one purchase payment is made and annuity payments begin as of the maturity date; and (3) a single payment immediate Contract under which one purchase payment is made and annuity payments begin immediately thereafter.

  An application for a Contract is available from a sales representative. Upon completion, it is transmitted along with the purchase payment to John Hancock's Servicing Office for review. (See "Distribution of the Contracts.")

WHAT IS JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U?

  The Account is a separate investment account of John Hancock, operated as a unit investment trust, which supports benefits payable under its Contracts. There are currently twenty-three subaccounts within the Account: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market. The assets of each subaccount are invested in the corresponding Portfolio of the Fund.

  Each Portfolio has a different investment objective. John Hancock receives a fee from each Portfolio for providing investment management services. In turn, John Hancock pays a fee to the following sub-investment managers for providing sub-investment services to the various Portfolios:

                       NAME OF FUND                             NAME OF SUB-INVESTMENT MANAGER
                       ------------                             ------------------------------
   Managed                                                      Independence Investment Associates, Inc.
   Growth & Income. . . . . . . . . . . . . . . . . .           Independence Investment Associates, Inc.
   Equity Index                                                 State Street Bank & Trust, N.A.
   Large Cap Value. . . . . . . . . . . . . . . . . .           T. Rowe Price Associates, Inc.


   Large Cap Growth. . . . . . . . . . . . . . . . . .          Independence Investment Associates, Inc.
   Mid Cap Value                                                Neuberger & Berman Management, Inc.
   Mid Cap Growth                                               Janus Capital Corporation
   Diversified Mid Cap Growth. . . . . . . . . . . . .          John Hancock Advisers, Inc.


   Real Estate Equity                                           Independence Investment Associates, Inc.
   Small/Mid Cap CORE                                           Goldman Sachs Asset Management
   Small Cap Value                                              INVESCO Management & Research, Inc.
   Small Cap Growth. . . . . . . . . . . . . . . . . .          John Hancock Advisers, Inc.
   Global Equity. . . . . . . . . . . . . . . . . . .           Scudder Kemper Investments
   International Balanced                                       Brinson Partners, Inc.
   International Equity Index                                   Independence Investment International Associates, Inc.
   International Opportunities                                  Rowe Price-Fleming International, Inc.
   Emerging Markets Equity. . . . . . . . . . . . . .           Montgomery Asset Management, LLC
   Short-Term Bond                                              Independence Investment Associates, Inc.
   Bond Index                                                   Mellon Bond Associates
   Sovereign Bond. . . . . . . . . . . . . . . . . . .          John Hancock Advisers, Inc.
   Strategic Bond. . . . . . . . . . . . . . . . . . .          J.P. Morgan Investment Management, Inc.
   High Yield Bond                                              Wellington Management Company, LLP

  The fee paid by John Hancock to the sub-investment managers for these services is borne by John Hancock and is not charged to the Fund, the Account, or Owners.
 For a full description of the Fund, see the prospectus for the Fund following at the end of this prospectus.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  Purchase payments received under Contracts, after certain deductions, are allocated by John Hancock to the subaccounts of the Account, as directed by the Owner. If the Contract is an immediate annuity, the Owner may allocate purchase payments to, at any one time, up to four subaccounts. If the Contract is a deferred annuity, the Owner may allocate purchase payments to, at any one time, up to ten subaccounts. The assets in each subaccount are invested in shares of the corresponding Portfolio of the Fund.

  Purchase payments should be mailed to John Hancock Servicing Office, John Hancock Place, Post Office Box 111, Boston, MA 02117.

WHAT FEES ARE CHARGED TO THE ACCOUNT?

  The charges made directly to the Account aggregate approximately 1% per annum of the net asset value of the Account and are made up of daily charges aggregating 0.75% annually for mortality and expense risks assumed (0.50% on an annual basis for mortality risks and 0.25% on an annual basis for expense risks) and 0.25% for certain administrative services. (See "Charges Under Variable Annuity Contracts".)

WHAT FEES ARE CHARGED TO THE FUND?

  Investment management fees at annual rates ranging from 0.15% to 1.30% of average daily net assets are paid by the Portfolios to John Hancock. The Portfolios also incur charges for other expenses incurred in their operations. Investment management fees and other expenses are reflected in the net asset value of each Portfolio's shares. For a description of these charges and expenses, see the prospectus for the Fund. (See also "Synopsis of Expense Information" in this prospectus.)

WHO IS THE PRINCIPAL UNDERWRITER OF THE ACCOUNT?

  John Hancock Distributors, Inc., a registered broker-dealer since 1968, makes Contracts available through its registered representatives licensed to sell life insurance policies and annuity contracts.

WHAT ARE THE AMOUNTS DEDUCTED FROM PURCHASE PAYMENTS FOR SALES AND ADMINISTRATIVE EXPENSES?

  For periodic payment deferred Contracts the deduction (including 0.50% for the minimum death benefit) is 8% of the first $10,000 paid (8.7% of the net amount invested), 7% of the next $15,000, and 3% of any amount over $25,000.

  For single payment immediate and deferred Contracts the deduction is 4% of the first $10,000 paid, 3% of the next $15,000, 2% of the next $75,000 and 1% of any amount over $100,000, plus an administrative expense deduction of $50 in any event. An additional deduction of 0.5% of the purchase payment is made under single payment deferred Contracts for the minimum death benefit. These deductions total 5.82% of the net amount invested under a minimum single payment deferred Contract. (See "Charges Under Variable Annuity Contracts.")

ARE THERE ANY OTHER CHARGES OR DEDUCTIONS?

  Deductions are made for any applicable taxes based on the amount of a purchase payment: currently such taxes in certain states may be as high as 3% of each purchase payment. (See "Charges Under Variable Annuity Contracts.")

  Charges are made for any taxes or interest expense attributable to the Account. (See "Charges Under Variable Annuity Contracts.")

  Under periodic payment Contracts, a maintenance charge equal to the lesser of $10 or 2% of the value of the Contract will be deducted from each Contract annually. (See "Charges Under Variable Annuity Contracts.")

WHAT ARE THE MINIMUMS APPLICABLE TO PURCHASE PAYMENTS?

  The minimum for a single payment Contract is $5,000. The minimum for a payment under a periodic payment Contract is $50. One additional payment of at least $2,500 can be made prior to maturity under a single payment deferred Contract. The initial purchase payment under any periodic payment Contract must be at least $1,000; thereafter any periodic payment must be at least $50. (See "The Contracts--Purchase of Contracts.")

CAN MONEY BE WITHDRAWN PRIOR TO MATURITY?

  At any time before annuity payments begin, if the Annuitant is living, a deferred Contract may be surrendered in full for its then value or a portion of the value of the Contract may be withdrawn, subject to certain limits. (See "The Accumulation Period--Surrender of Contract; Partial Withdrawal.") A 10 percent penalty tax is generally applicable to premature withdrawals.

DOES THE CONTRACT PROVIDE A DEATH BENEFIT?

  Deferred Contracts include a death benefit. The amount depends upon whether the Annuitant dies before or after the contract anniversary nearest his or her 65th birthday. If before that date, the death benefit is the greater of (a) the then value of the Accumulation Shares credited to the Contract or (b) the purchase payments made under the Contract, adjusted for any prior partial withdrawals. If after that date, the death benefit is equal to the then value of the Accumulation Shares credited to the Contract.

  However, if the Contract is used to fund an annuity purchase plan adopted under Section 403(b) of the Code by a public school system or by a tax-exempt organization as defined in Section 501(c)(3) of the Code, or is purchased other than to fund a tax-qualified plan, the death benefit payable may be payable on the death of the Owner of the Contract and in an amount different than that which would have been payable on the Annuitant's death.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  An Owner may surrender the Contract for any reason within 10 days after its receipt and receive in cash the total purchase payment. An Owner of a periodic payment Contract in Illinois, Minnesota, New York, Pennsylvania, Arizona or South Dakota will receive the sum of the Contract's current value and all deductions from the purchase payment.

                            THE VARIABLE ANNUITY

  A variable annuity is significantly different from a fixed annuity in that it is the Owner and Annuitant under a variable annuity who assume the risk of investment gain or loss rather than the insurance company. While under a fixed annuity the insurance company guarantees a specified interest rate and specific monthly annuity payments, the amounts of annuity payments under a variable annuity are not guaranteed and will vary with the investment performance of the portfolio securities in the underlying Fund.

  The Owner will be determining the investment objective of each contract on a continuing basis by directing the allocation of purchase payments, and possibly accumulated values, between the subaccounts. There can be no assurance that these investment objectives will be achieved.

                 JOHN HANCOCK, THE ACCOUNT AND THE SERIES FUND

JOHN HANCOCK

  John Hancock is a mutual life insurance company chartered in Massachusetts in 1862. Its Home Office is at 200 Clarendon Street, Boston, Massachusetts 02117. It conducts a conventional life insurance business in all of the United States, the District of Columbia and Puerto Rico. John Hancock sells insurance policies and annuity contracts directly to customers or through a career agency system, banks, or broker/dealers.

THE ACCOUNT

  The Account is a separate account established in its current form under Massachusetts Law on January 14, 1985. The Account, although an integral part of John Hancock, meets the definition of "separate account" under the Federal Securities laws and is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Three of the Account's subaccounts replaced the six management-type investment companies previously established by John Hancock. Pursuant to a reorganization as of February 20, 1987, the investment assets formerly held in these Accounts were contributed to the Stock (renamed Growth & Income), Bond (renamed Sovereign Bond), and Money Market Portfolios, as appropriate, of the Fund. This reorganization was accomplished by dividing the former Variable Account A into three subaccounts and renaming it the John Hancock Variable Annuity Account U ("Account").

  The Account's assets are the property of John Hancock and the obligations under the Contracts are the obligations of John Hancock. Each Contract provides that the portion of the Account's assets equal to the reserves and other liabilities under the Contract with respect to the Account shall not be chargeable with liabilities arising out of any other business John Hancock may conduct. In addition to the net assets and other liabilities for Contracts, the Account's assets include assets derived from charges made by John Hancock and, possibly, funds contributed by John Hancock to commence operation of the subaccounts or their predecessors. From time to time these additional assets may be transferred in cash by John Hancock to its general account. Before making any such transfer, John Hancock will consider any possible adverse impact the transfer might have on any subaccount.

  Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of John Hancock.
  There currently are twenty-three subaccounts in the Account: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market. The assets in each are invested in shares of beneficial interest issued by each Portfolio of the Fund, but the assets of one subaccount are not necessarily legally insulated from liabilities associated with another subaccount. New subaccounts may be added and made available to Owners.

  There is a limitation on the number of subaccounts that may be utilized over the lifetime of a Contract. At the current time that limit is eighteen.
 However, it is John Hancock's intention to raise that limit later in 1998 to ninety-nine subaccounts. For purposes of this limit, each deposit or transfer of funds into a subaccount will count as one "use" of a subaccount even if the subaccount has been used before.

THE SERIES FUND

  The Fund is a "series" type of mutual fund which is registered under the 1940 Act as an open-end diversified management investment company and organized as a Massachusetts business trust. The Fund serves as the investment medium for the Account and for various unit investment trust separate accounts established by John Hancock and John Hancock Variable Life Insurance Company for variable life insurance policies and variable annuity contracts. A full description of the Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached prospectus (which should be read carefully before investing) and the statement of additional information referred to therein, which should be read together with this prospectus. Among other items, note the description of the need to monitor events on the part of the Fund's Board of Trustees for possible conflicts between separate accounts and other consequences.

  A very brief summary of the investment objectives of each Portfolio is set forth below.

 Managed Portfolio

  The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

 Growth & Income Portfolio

  The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and the long term.

 Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

  The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Large Cap Growth Portfolio

  The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

 Mid Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

 Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing primarily in common stocks of medium capitalization companies.

 Diversified Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of medium capitalization growth companies.

 Real Estate Equity Portfolio

  The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 Small/Mid Cap CORE Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2500 Index at the time of investment.

 Small Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Small Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Global Equity Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, of both U.S. and foreign issuers.

 International Balanced Portfolio

  The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

 International Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the major developed international (non-U.S.) equity markets, as represented by the MSCI AEFE GDP Index.

 International Opportunities Portfolio

  The investment objective of this Portfolio is to provide capital appreciation through investments in common stocks of primarily well-established, non-United States companies.

 Emerging Markets Equity Portfolio

  The investment objective of this Portfolio is to achieve capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

 Short-Term Bond Portfolio

  The investment objective of this Portfolio is to provide a high level of current income consistent with a low degree of share price fluctuation through investment primarily in a diversified portfolio of short- and intermediate-term investment-grade debt obligations.

 Bond Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return and risk characteristics of the U.S. investment grade fixed income market, as represented by a Lehman Brothers bond index that tracks the performance of investment grade debt securities.

 Sovereign Bond Portfolio

  The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk through investment primarily in a diversified portfolio of freely marketable debt securities.

 Strategic Bond Portfolio

  The investment objective of this Portfolio is to provide total return consistent with moderate risk of capital and maintenance of liquidity, through a portfolio of domestic and international fixed income securities.

 High Yield Bond Portfolio

  The investment objective of this Portfolio is to provide high current income and capital appreciation with capital preservation through investing primarily in high yield (below investment grade) debt securities.

 Money Market Portfolio

  The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity, through investment in high quality money market instruments.



  John Hancock acts as the investment manager for the Fund. Independence Investment Associates, Inc. ("IIA"), an indirectly owned subsidiary of John Hancock with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Managed,Growth & Income, Large Cap Growth, Real Estate Equity, and Short-Term Bond Portfolios. Independence International Associates, Inc., a subsidiary of IIA located at the same address as IIA, is a sub-investment adviser to the International Equity Index Portfolio.

  John Hancock Advisers, Inc., another indirectly owned subsidiary of John Hancock, located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Diversified Mid Cap Growth, and Small Cap Growth Portfolios.

  T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 South LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Goldman Sachs & Company, located at One New York Plaza, New York, New York 10004, is sub-investment adviser to the Small/Mid Cap CORE Portfolio. Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, New York 10154, is the sub-investment adviser to the Global Equity Portfolio. Montgomery Asset Management, LLC, located at 101 California Street, San Francisco, California
 94111, is the sub-investment adviser to the Emerging Markets Equity Portfolio. Mellon Bond Associates, located at One Mellon Bank Center, Suite 4135,
Pittsburgh, Pennsylvania 15258, is the sub-investment adviser to the Bond Index Portfolio. Wellington Management Company, LLC, located at 75 State Street, Boston, Massachusetts 02109, is the sub-investment adviser to the High Yield Bond Portfolio.

  John Hancock will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios of the Fund which corresponds to the subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid. Any such distribution will result in a reduction in the value of the Fund shares of the Portfolio from which the distribution was made. The total net asset value of the Account will not change because of such distribution, however.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by John Hancock for each subaccount based on, among other things, the amount of net purchase payments allocated to the subaccount, dividends and distributions reinvested, transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date.

                    CHARGES UNDER VARIABLE ANNUITY CONTRACTS

  Charges under Contracts are assessed in two ways: as deductions from purchase payments for sales and administrative expenses and John Hancock's minimum death benefit undertaking and as daily charges to the Account for mortality and expense risks and administrative services. Under a periodic payment Contract, there is also an annual maintenance charge equal to the lesser of $10 or 2% of the value of the Contract. These charges (which are exclusive of taxes based on the amount of a purchase payment) and the Contract's annuity purchase rates will apply for the duration of each Contract and will not be increased by John Hancock.

  As illustrated above, John Hancock is compensated and reimbursed for administrative services and expenses through the deduction from purchase payments and in part through charges, described below. John Hancock makes no allocation of administrative costs of this character as between the two sources of payment. John Hancock believes that the principal administrative costs result from accounting for the interest of each Owner, Annuitant or beneficiary and from other phases of contract administration. The aggregate of the deductions from purchase payments for administration services is expected by John Hancock not to exceed the average expected cost of administrative services for the life of the Contracts.

  The foregoing charges do not include all of the expenses which may be incurred for the account of Owners and Annuitants. Additional charges will be made directly to the Account for taxes, if any, based on the income of, capital gains of, assets in, or the existence of, the Account and interest on funds borrowed. Moreover, the Account purchases and redeems shares of the Fund at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fee and of certain operating expenses described, above, under "Summary Information--What fees are charged to the Fund?".

DEDUCTIONS FOR SALES AND ADMINISTRATIVE EXPENSES AND MINIMUM DEATH BENEFIT

  John Hancock Distributors, Inc. acts as "principal underwriter" (as defined in the 1940 Act) for the Account.

  As compensation for sales and administrative expenses and for providing the minimum death benefit, John Hancock currently makes the deductions from purchase payments set forth in the tables below (expressed as a percentage of the purchase payments except where stated as a percentage of the amount invested). To the extent that the proceeds from the explicit sales charges deducted from the purchase payments may be insufficient to cover distribution costs, John Hancock will recover them from its general account assets, which may consist of, among other things, proceeds derived from mortality and expense risk charges deducted from the Account.

  In the case of a purchase payment for a single payment Contract which is derived from proceeds (maturity benefit, cash surrender values, sums due under optional methods of settlement and the like) of fixed dollar insurance policies and annuity contracts issued by John Hancock, the deduction for sales expenses is at one-half the rate otherwise applicable and the $50 administrative expense deduction will be waived; the other deductions, however, are made from such a purchase payment. No deductions for sales expenses will be made from purchase payments received from any officer or member of the Board of Trustees of the Fund or from any sales representative of John Hancock who has acted as such for not less than 90 days. Deductions other than for sales expenses are nevertheless made from such purchase payments.

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             SINGLE PAYMENT CONTRACT TABLE (IMMEDIATE AND DEFERRED)


                                                           Percentage                        Total Deductions including
                   Percentage       Percentage Deduction  Deduction for                          $50 Administrative
Amount of      Deduction for Sales   for Administrative   Minimum Death  Total Percentage   Deduction as a Percentage of
Payment             Expenses              Expenses         Benefit/a/      Deduction/b/          Amount Invested/b/
---------      -------------------  --------------------  -------------  ----------------   ----------------------------
First $10,000         3.5%                  .5%                .5%             4.5%                  5.82-5.26%
Next $15,000          2.5%                  .5%                .5%             3.5%                  5.26-4.27%
Next $75,000          2.0%                  --                 .5%             2.5%                  4.27-2.99%
Over $100,000         1.0%                  --                 .5%             1.5%                  2.99-1.81%



/a /Because no minimum death benefit is provided under single payment immediate
 Contracts or under deferred Contracts where the single payment is made on or after the contract anniversary nearest the Annuitant's 65th birthday, no deduction is made from such payments.
/b /Percentages do not include any deduction for taxes based on the amount of the purchase payment.

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                    PERIODIC PAYMENT DEFERRED CONTRACT TABLE


                       Percentage       Percentage Deduction  Percentage Deduction                     Total Deductions as a
Cumulative         Deduction for Sales   for Administrative    for Minimum Death    Total Percentage   Percentage of Amount
Purchase Payments       Expenses              Expenses             Benefit/a/         Deduction/b/          Invested/b/
-----------------  -------------------  --------------------  --------------------  ----------------   ---------------------
First $10,000               6%                  1.5%                  .5%                  8%                           8.7%
Next $15,000                5%                  1.5%                  .5%                  7%               8.70-7.99%
Over $25,000              1.5%                  1.0%                  .5%                  3%               7.99-3.33%



/a /Because no minimum death benefit is provided on or after the contract anniversary nearest the Annuitant's 65th birthday, no deduction is made for such benefit from payments made on or after such date.
/b /Percentages do not include any deduction for taxes based on the amount of the purchase payment.

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PREMIUM OR SIMILAR TAXES

  In addition, any applicable taxes based on the amount applied to an annuity option will be deducted normally from the amount applied to an Annuity Option, but the right is reserved to deduct such taxes from the purchase payments. The deductions in states having such a tax may currently be as high as 3%.

CHARGES FOR MORTALITY AND EXPENSE RISKS

  While the variable annuity payments to Annuitants will vary in accordance with the investment performance of the Account, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of John Hancock over the expense charges provided for in the Contracts. John Hancock assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses.

  In return for the assumption for these mortality and expense risks, John Hancock charges the Account daily 0.00137% (0.5% on an annual basis) of the current value of Account net assets for mortality risks and 0.000685% (0.25% on an annual basis) for expense risks.

CHARGES FOR ADMINISTRATIVE SERVICES

  John Hancock maintains an account for each Owner and Annuitant and makes all disbursements of benefits. John Hancock also furnishes such administrative and clerical services, including the calculation of net asset values and the values and interests determined thereby, as are required for each subaccount. John

Hancock makes disbursements from Account funds to pay obligations chargeable to the Account and maintains the accounts, records, and other documents relating to the business of the Account required by regulatory authorities.

  For these and other administrative services, John Hancock makes a daily charge to the Account of 0.000685% (0.25% on an annual basis) of the current value of its net assets, and with respect to periodic payment contracts, an annual maintenance charge equal to the lesser of $10 or 2% of the value of a Contract's Accumulation Shares will be deducted from such value (on the contract anniversary) each year prior to the Contract's date of maturity. The annual maintenance charge will be allocated among the subaccounts in the proportion that the value of the Accumulation Shares in each subaccount bears to the total value of the Accumulation Shares. The annual maintenance charge is assessed only during the Accumulation Period.

  The administrative service charges were not designed, nor are they expected, to exceed John Hancock's cost in providing these services.

                                 THE CONTRACTS

  This section is based on certain provisions of the Contracts offered by this Prospectus. Reference should be made to the actual Contracts and to the terms and limitations of any tax-qualified plan which is to be funded by such Contracts. Tax-qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted thereby.

PURCHASE OF CONTRACTS

  The sales representative will assist in the completion of the application for the Contract and will be responsible for its transmittal, together with the necessary purchase payment, to John Hancock's Servicing Office. If the application is complete and the Contract applied for is suitable, the Contract will be issued and thereafter delivered by the sales representative. If a completed application is received in proper order, the purchase payment accompanying the application is applied within two business days after receipt. If an initial purchase payment is not applied within five business days after receipt, it will be refunded unless John Hancock has received the consent of the applicant to retain the purchase payment until receipt of information necessary to complete the issuance of the Contract.

  Single payment deferred and immediate Contracts may be purchased by a single purchase payment of $5,000 or more. However, in the case of a single payment deferred Contract being purchased with the proceeds of fixed dollar insurance policies and annuity contracts issued by John Hancock the single purchase payment may be $2,000 or more. One additional payment of at least $2,500 can be made prior to maturity under a single payment deferred Contract.

  Under periodic payment deferred Contracts, the initial purchase payment must be at least $1,000, subsequent scheduled payments payable on a monthly basis must be at least $50 in amount, and, if subsequent purchase payments are scheduled to be made less frequently, purchase payments must total at least $600 on an annual basis, except where a lower amount is required under the terms of a plan or arrangement of an employer or organization. Although an amount is specified in the Contract for the purchase payments, each purchase payment after the first must be at least $50. Payments for the first contract year may exceed the specified amount but shall not be more than twice the amount of the specified payments for a contract year, and payments for any contract year after the first shall not be more than twice the total payments actually made with respect to any prior contract year. Increases in purchase payments beyond the foregoing limits may be made only with John Hancock's written consent. If a specified purchase payment is not made on its due date or within 31 days thereafter, the Contract will nevertheless remain in force as a paid-up annuity. While the Annuitant is living and the Contract is in force purchase payments may be resumed at any time before maturity.

                            THE ACCUMULATION PERIOD

ACCUMULATION SHARES

  Net purchase payments are allocated by John Hancock to any one or more of the subaccounts or allocated among the subaccounts in the proportion specified in the application for the Contract or as directed by the Owner from time to time. Any change in the election will be effective as to purchase payments made after the receipt by John Hancock at its Servicing Office of notice in form satisfactory to John Hancock.

  Each net purchase payment allocated to a subaccount under a deferred Contract purchases Accumulation Shares of that subaccount at the value of such shares next determined after the receipt of such net purchase payment at the Servicing Office of John Hancock. See "Variable Account Valuation Procedures." The number of Accumulation Shares of a subaccount purchased with a specific purchase payment will be determined by dividing the net purchase payment by the value of an Accumulation Share in that subaccount when the net purchase payment is applied. The value of the Accumulation Shares so purchased will vary in amount thereafter depending upon the investment performance of the subaccount and the charges and deductions made against the subaccount.

VALUE OF ACCUMULATION SHARES

  At any date prior to a Contract's maturity date, the total value of the Accumulation Shares in a subaccount which have been credited to a Contract can be computed by multiplying the number of such Accumulation Shares by the appropriate Accumulation Share Value in effect for such date.

TRANSFERS TO AND FROM SUBACCOUNTS

  Not more often than four times in each contract year, the Owner may elect to transfer all or any part of the Accumulation Shares or Annuity Units credited to a Contract from one subaccount to another. Any such transfer will result in the redemption and purchase of Accumulation Shares or Annuity Units, whichever is applicable, on the basis of the respective values next determined after receipt of notice satisfactory to John Hancock at its Servicing Office. Currently, there is no charge for transfers, and John Hancock has no present intention of imposing a charge on transfers among subaccounts.
  An Owner may request a transfer in writing or, once a written telephone transfer authorization form is completed by the Owner, the Owner may request a transfer by telephoning John Hancock at 800-REAL LIFE (732-5543) or sending a written request to John Hancock via the John Hancock fax machine at 617-886-3048. Any written request should include the Owner's name, daytime telephone number, and contract number as well as the names of the subaccounts from which and to which money will be transferred. John Hancock reserves the right to discontinue telephone transfers at any time without notice to the Owners. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transfers will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone transfer instructions which John Hancock reasonably believes to be genuine, unless such loss, expense or cost is the result of John Hancock's mistake or negligence. John Hancock employs procedures which provide safeguards against the execution of unauthorized transfers, and which are reasonably designed to confirm that transfer instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If John Hancock does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

  Prior to its date of maturity, if the Annuitant is living, a deferred Contract may be surrendered for a cash payment representing all or part of the total value of Accumulation Shares credited to the Contract. The appropriate number of Accumulation Shares will be redeemed at their value next determined after the receipt by John Hancock at its Servicing Office of notice in form satisfactory to John Hancock. Unless directed otherwise by the Owner, the Accumulation Shares redeemed in a partial withdrawal will be redeemed in each subaccount in the same proportion as the Accumulation Share Value of the Contract is then allocated among the subaccounts. The redemption value may be more or less than the net purchase payments applied under the Contract to purchase the Accumulation Shares, depending upon the market value of the Fund shares held in the subaccount at the time. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. As described under "Miscellaneous Provisions--Deferment of Payment," however, redemption and payment may be delayed under certain circumstances. See "Federal Income Taxes" for possible adverse tax consequences of certain surrenders and partial withdrawals.

  Any request for a surrender or partial withdrawal should be mailed to John Hancock Servicing Office, Post Office Box 111, Boston, MA 02117.

  A partial withdrawal is not permitted in an amount less than $100 or if the total value of all Accumulation Shares credited to a Contract remaining after the withdrawal would be less than $500. A partial withdrawal is not a loan and, once made, cannot be repaid.

DEATH BENEFIT BEFORE DATE OF MATURITY

  If the Annuitant dies before the date of maturity of a deferred Contract or the redemption or conversion of all of the Accumulation Shares credited to such Contract, a death benefit is payable. If the death occurs at any time before the contract anniversary nearest the Annuitant's 65th birthday, the death benefit will be greater of (a) the value of all Accumulation Shares credited to the Contract next determined following receipt at the Servicing Office of John Hancock of due proof of death or (b) the amount of the purchase payments made under the Contract reduced to reflect redemptions of Accumulation Shares, if any, previously made as partial withdrawals. The reduction in purchase payments to reflect a prior withdrawal is in the proportion to which the number of Accumulation Shares of each subaccount redeemed bore to the number of Accumulation Shares of each subaccount to the credit of the Contract at the date of receipt of the withdrawal request. In the event of a partial withdrawal when the value of the Accumulation Shares in a subaccount is less than the amount of the purchase payments made, the reduction in death benefit will be greater than the amount of the withdrawal. If the death occurs on or subsequent to the contract anniversary nearest the Annuitant's 65th birthday, the death benefit will be equal to the value of all the Accumulation Shares credited to the Contract next determined following receipt at the Servicing Office of John Hancock of due proof of death.

  Payment of the death benefit will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement has been elected by the Owner. If an optional method of settlement has not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election. Payment will be made in single sum in any event if the death benefit is less than $2,000. (See "Annuity Period--Annuity Options".) If there is no surviving beneficiary, the Owner, or his or her estate is the beneficiary.

  Some Contracts are subject to different provisions than those outlined above, however. The Code requires certain distribution provisions to be included in any Contract used to fund other than a tax-qualified plan (see "Federal Income Taxes"). Failure to include the required distribution provisions results in the Contract not being treated as an annuity for Federal tax purposes. These required provisions will be reflected by means of an "endorsement" to the Contract furnished by John Hancock.

  The Code distribution requirements are expected to present no practical problems when the Annuitant and Owner are the same person. Nevertheless, all Owners for whom these endorsements are required should be aware that the following distribution requirements are applicable notwithstanding any provision to the contrary in the Contract (or in this prospectus) relating to payment of the death benefit or death of the Annuitant.

  If the Owner dies: (1) on or after annuity payments have begun, any remaining benefit must be paid out at least as rapidly as under the method of making annuity payments then in effect; or (2) before annuity payments have begun: (a) if the beneficiary is the spouse of the Owner, the beneficiary may continue the Contract in force as Owner; or (b) otherwise, the entire interest in the Contract on the date of death of the Owner must be: (i) paid out in full within 5 years of the Owner's death; or (ii) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within 1 year of the Owner's death. The Code imposes comparable distribution requirements on tax-qualified plans.

  Note that "the entire interest in the Contract on the date of death of the Owner" which is payable if the Owner dies before annuity payments have begun may be an amount less than the death benefit which would have been payable if the Annuitant had died instead. Note also that notice should be furnished promptly to John Hancock upon the death of the Owner.

                               THE ANNUITY PERIOD

DEFERRED VARIABLE ANNUITY CONTRACTS

  During the annuity period, the total value of any one Contract must be allocated among no more than four subaccounts.

  Annuity payments will commence on the date of maturity of the Contract if the Annuitant is then living and the Contract is then in force. Each deferred Contract will provide at the time of its issuance for a Life Annuity with Ten Years Certain. Under this form of annuity, variable annuity payments are made monthly to the Annuitant for life and, if the Annuitant dies within ten years after the date of maturity of the Contract, the beneficiary will be paid a single sum equal in amount to the commuted value of the payments remaining in the ten-year period, based upon the appropriate Annuity Unit Values next determined after receipt at the Servicing Office of John Hancock of due proof of death of the Annuitant. A different form of annuity may be elected by the Owner, as described in "Annuity Options", prior to the date of maturity of the Contract. Once a given form of annuity takes effect, it may not be changed.

  If the initial monthly annuity payment under a Contract would be less than $20, John Hancock may make a single sum payment equal to the total value of the Accumulation Shares credited to the Contract on the date the initial payment would be payable, in place of all other benefits, or, if agreed to by the Owner, make periodic payments at quarterly, semi-annual or annual intervals in place of monthly payments.

  Each deferred Contract specifies a provisional date of maturity at the time of its issuance. The Owner may subsequently elect a different date of maturity, however, which may be any earlier date or a date not later than five years after the provisional date of maturity specified in the Contract. The election is made by written notice received by John Hancock at its Servicing Office before the provisional date of maturity and at least 31 days prior to the date of maturity. If a date of maturity different from the provisional date of maturity is not elected by the Owner, the provisional date of maturity shall be the date of maturity of the Contract. Particular care should be taken in electing the date of maturity of Contracts issued under tax-qualified plans. (See "Federal Income Taxes").

IMMEDIATE VARIABLE ANNUITY CONTRACTS

  Variable annuity payments under immediate Contracts will commence on a date mutually agreed upon by the Owner and John Hancock, which date normally is one month and may not be more than one year after the receipt of the purchase payment at the Servicing Office of John Hancock. The Annuity Options available under such Contracts are Life Annuity without Refund, Life Annuity with Ten or Twenty Years Certain (see "Annuity Options") and Joint and Last Survivor Life Annuity. A Joint and Last Survivor Life Annuity provides variable monthly annuity payments during the joint lifetime of the two persons on whose survival payments depend and thereafter during the lifetime of the survivor. No minimum number of payments is guaranteed. Immediate Contracts may not be surrendered.

VARIABLE MONTHLY ANNUITY PAYMENTS

  Variable monthly annuity payments under any deferred Contract are determined by converting each subaccount's Accumulation Shares credited to the Contract (less any applicable premium tax) into the respective Annuity Units of each subaccount on the date of maturity of the Contract or some other date elected for commencement of variable annuity payments. Variable monthly annuity payments under any immediate Contract are determined by converting the net purchase payment allocated to each subaccount into the respective Annuity Units of each subaccount as of the date of issuance, which will be the later of (a) the date of approval by John Hancock of the application for the Contract and (b) the date of receipt of the purchase payment at the Servicing Office of John Hancock. (See "Calculation of Annuity Units".)

  The amount of each annuity payment after the first payment will depend on the investment performance of the subaccounts being used. If the actual net investment return (after deducting all charges) of a subaccount during the period between the dates for determining two monthly payments based on that subaccount exceeds the "assumed investment rate" (explained below), the latter monthly payment will be larger than the former. On the other hand, if the actual net investment return is less than the assumed investment rate, the latter monthly payment will be smaller than the former.

ASSUMED INVESTMENT RATE

  The assumed investment rate for all Contracts will be3 1/2% per year except as provided below. The assumed investment rate is significant in determining the amount of the initial monthly annuity payment and the amount by which subsequent variable monthly payments are more or less than the initial variable monthly payment.

  Where applicable state law so provides, an Owner may elect a variable annuity option with a different assumed investment rate, not in excess of 5%, if such a rate is made available by John Hancock in the Owner's state. Election of a higher assumed investment rate produces a larger initial annuity payment but also means that eventually the monthly annuity payments would be smaller than if a lower assumed investment rate had been elected.

CALCULATION OF ANNUITY UNITS

  Under a deferred Contract, Accumulation Shares are converted into Annuity Units by first multiplying the number of each subaccount's Accumulation Shares credited to the Contract on the date of conversion by the appropriate Accumulation Share Value as of ten calendar days prior to the date the initial variable monthly annuity payment is due. For each subaccount the resulting value (less any applicable premium tax) is then multiplied by the applicable annuity purchase rate, which reflects the sex and age of the Annuitant and the assumed investment rate, specified in the Contract. This computation determines the amount of each subaccount's initial monthly variable annuity payment to the Annuitant. The number of each subaccount's Annuity Units to be credited to the Contract is then determined by dividing the amount of each subaccount's initial variable monthly annuity payment by each subaccount's Annuity Unit Value as of ten calendar days prior to the date the initial payment is due.

  Under an immediate Contract, the number of each subaccount's Annuity Units to be credited to the Contract is determined by first multiplying the net purchase payment allocated to each subaccount by the applicable annuity purchase rate, which reflects the sex and age of the Annuitant and the assumed investment rate, for the Annuity Option elected, and then dividing the result by the appropriate Annuity Unit Value on the date of issuance of the immediate Contract.

ANNUITY OPTIONS

  The Owner may elect an Annuity Option during the lifetime of the Annuitant by written notice received by John Hancock at its Servicing Office prior to the date of maturity of the Contract. If no option is selected, Option VA-1 with Ten Years Certain will be used. A beneficiary entitled to payment of a death benefit in a single sum may, if no election has been made by the Owner prior to the Annuitant's death, elect an Annuity Option by written notice received by John Hancock at its Servicing Office prior to the date the proceeds become payable. No option may be elected if the value of the Accumulation Shares to be applied is less than $2,000. Two basic Annuity Options are available under deferred Contracts.

OPTION VA-1 LIFE ANNUITY WITH FIVE, TEN OR TWENTY YEARS CERTAIN

  Variable monthly payments will be made for a designated period of 5, 10 or 20 years and thereafter as long as the payee lives, with the guarantee that if the payee dies prior to the end of the 5, 10 or 20 year period, whichever is applicable, the commuted value of the remaining payments during the guaranteed period, based upon the applicable Annuity Unit Values next determined after receipt by John Hancock of due proof of death of the payee, will then be paid within seven days of such determination in a single sum as a final payment to the payee's estate or to another person designated as contingent payee.

OPTION VA-2 LIFE ANNUITY WITHOUT REFUND

  Variable monthly payments will be made to the payee as long as he lives. No minimum number of payments is guaranteed.

OTHER CONDITIONS

  John Hancock reserves the right at its sole discretion to make available to Owners and other payees optional methods of payment in addition to the Annuity Options described in this Prospectus and the applicable Contract.

  Federal income tax requirements currently applicable to H.R. 10 and individual retirement annuity plans provide that the period of years guaranteed under Option VA-1 cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  If the Owner of a Contract used to fund an annuity purchase plan or to fund other than a tax-qualified plan (See "Federal Income Taxes") dies on or after annuity payments have begun, the remaining benefit payments must be distributed at least as rapidly as under the method of making annuity payments then in effect.

  If the initial monthly annuity payment under an Annuity Option would be less than $20, John Hancock may make a single sum payment equal to the total value of the Accumulation Shares on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or if agreed to by the Owner, may make periodic payments at quarterly, semi-annual or annual intervals in place of monthly payments.

                     VARIABLE ACCOUNT VALUATION PROCEDURES

VALUATION DATE--A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. On any date other than a Valuation Date, the Accumulation Share Value or Annuity Unit Value will be the same as that on the next following Valuation Date.

VALUATION PERIOD--A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION SHARE VALUE--The Accumulation Share Value is calculated separately for each subaccount. The value of one Accumulation Share on any Valuation Date is determined for each subaccount by multiplying the immediately preceding Accumulation Share Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITY UNIT VALUE--The Annuity Unit Value is calculated separately for each subaccount. The value of one Annuity Unit on any Valuation Date is determined for each subaccount by first multiplying the immediately preceding Annuity Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such date and then multiplying this product by an adjustment factor which will neutralize the assumed investment rate used in determining the amounts of annuity payable. The adjustment factor for a Valuation Period of one day for Contracts with an assumed investment rate of3 1/2% per year is .99990575. The assumed investment rate is neutralized by applying the adjustment factor so that the variable annuity payments will reflect only the actual net investment rate of the subaccount.

NET INVESTMENT FACTOR--The Net Investment Factor for each subaccount for any Valuation Period is equal to 1.00000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than
1.00000000. The net investment rate for each subaccount for any Valuation Period is equal to (a) the accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such Valuation Period less
(b) the sum of a deduction for any applicable income taxes and, for each calendar day in the Valuation Period, a deduction of 0.002740% of the value of each subaccount at the beginning of the Valuation Period, as described under "Charges for Mortality and Expense Risks and Administrative Services" the result then being divided by (c) the value of the total net assets of each subaccount at the beginning of the Valuation Period determined as described below under "Valuation of Assets".

ADJUSTMENT OF UNITS AND VALUES--John Hancock reserves the right to change the number and value of the Accumulation Shares or Annuity Units or both credited to any Contract, without the consent of the Owner or any other person, provided strict equity is preserved and the change does not otherwise affect the benefits, provisions or investment return of the Contract.

                            MISCELLANEOUS PROVISIONS

RESTRICTION ON ASSIGNMENT

  In order to qualify for favorable tax treatment, certain Contracts may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, to any person other than John Hancock, unless the Owner is the trustee of a trust described in
Section 401(a) of the Code. Because an assignment, pledge or transfer may be a taxable event, an Owner should consult a competent tax adviser before taking any such action.

DEFERMENT OF PAYMENT

  Payment of the value of any Accumulation Shares in a single sum upon a surrender or partial withdrawal will ordinarily be made within seven days after receipt of the written request therefor by John Hancock at its Home Office. However, redemption may be suspended and payment may be postponed at times (a) when the New York Stock Exchange is closed, other than customary week-end and holiday closings, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal of securities in a subaccount is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of a subaccount or (d) when a governmental body having jurisdiction over the Account by order permits such suspension. Rules and regulations of the Securities and Exchange Commission, if any are applicable, will govern as to whether conditions described in (b) or (c) exist.

RESERVATION OF RIGHTS

  John Hancock reserves the right to add or delete subaccounts, to change the underlying investments of any subaccount, to operate the Account in any form permitted by law and to terminate the Account's registration under the 1940 Act if such registration should no longer be legally required. Such registration may be terminated only upon majority vote of Owners, and certain other changes may, under applicable laws and regulations, require notice to or approval of Owners. Otherwise, changes do not require such notice or approval.

OWNER AND BENEFICIARY

  The Owner has the sole and absolute power to exercise all rights and privileges under the Contract, except as otherwise provided by the Contract or by written notice of the Owner. The Owner and the beneficiary are designated in the application and may be changed by the Owner, effective upon receipt of written notice at the Home Office, subject to the rights of any assignee of record, any action taken prior to receipt of the notice and certain other conditions. While the Annuitant is alive, the Owner may be changed by written notice. The beneficiary may be changed by written notice no later than receipt of due proof of the Annuitant's death. The change will take effect whether or not the Owner or the Annuitant is then alive.

                              FEDERAL INCOME TAXES

THE ACCOUNT AND JOHN HANCOCK

  John Hancock is taxed as a life insurance company under the Code. The Account is part of John Hancock's total operations and is not taxed separately as a "regulated investment company" or otherwise.

  The Contracts permit John Hancock to charge against the Account any taxes, or provisions for taxes, attributable to the operation or existence of the Contracts or the Account. No specific charge is currently made against the Account for any such taxes. John Hancock pays such taxes out of its general account assets which may consist of, among other things, proceeds derived from mortality and expense risk charges deducted from the Account. Currently, John Hancock does not anticipate making a separate charge for income and other taxes because of the level of such taxes. If the level of current tax is increased, or is expected to increase in the future, John Hancock reserves the right to make such a charge in the future.

  John Hancock assumes no responsibility for determining whether a particular retirement plan satisfies the applicable requirements of the Code or whether a particular employee is eligible for inclusion under a plan.

CONTRACTS PURCHASED OTHER THAN TO FUND A TAX QUALIFIED PLAN

 The Annuitant or Other Payee

  The Contracts are considered annuity contracts under Section 72 of the Code. Currently no Federal income tax is payable on increases in value of Accumulation Shares or Annuity Units credited to a variable annuity contract until payments are made to the Annuitant or other payee under such Contract. However, a Contract owned other than by a natural person is not generally an annuity for tax purposes and any increase in the value thereunder is taxable as ordinary income as accrued.

  When payments under a Contract are made in the form of an annuity, the amount of each payment is taxed to the Annuitant or other payee as ordinary income to the extent that such payment exceeds any allocable portion of the Annuitant's "investment in the contract" (as defined in the Code). In general, an Annuitant's "investment in the contract" is the aggregate amount of purchase payments made by him, reduced by any amounts previously distributed from the Contract that were not subject to tax. The portion of each variable annuity payment to be excluded from income is determined by dividing the "investment in the contract", adjusted by any refund feature, by the number of periodic payments anticipated during the time that periodic payments are to be made. In the case of a fixed annuity payment, the amount to be excluded in each year is determined by dividing the "investment in the contract," adjusted by any refund feature, by the amount of "expected return" during the time that periodic payments are to be made, and then multiplying by the amount of the payment.

  When a payment under a Contract is made in a single sum, the amount of the payment is taxed as ordinary income to the Annuitant or other payee to the extent it exceeds the Annuitant's "investment in the contract".

 Partial Withdrawals Before Annuity Starting Date

  When a payment under a Contract is less than the amount that would be paid upon the Contract's complete surrender and such payment is made prior to the commencement of annuity payments under the Contract, part or all of the payment (the partial withdrawal) may be taxed to the Annuitant or other payee as ordinary income.

  On the date of the partial withdrawal, if the cash value of the Contract is greater than the investment in the Contract, any part of such excess value so withdrawn is subject to tax as ordinary income.

  If an individual assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed as ordinary income to the same extent as a partial withdrawal.

 Penalty for Premature Withdrawals

  In addition to being included in ordinary income, the taxable portion of any withdrawal will be subject to a 10-percent penalty tax. The penalty tax does not apply to payments made to the Annuitant or other payee after age59 1/2, or on account of death or disability. If the withdrawal is made in substantially equal periodic payments over the life of the Annuitant or other payee or over the joint lives of the Annuitant and the Annuitant's beneficiary, the penalty will also not apply.

DIVERSIFICATION REQUIREMENTS

  Each of the Portfolios of the Fund intends to qualify as a regulated investment company under Subchapter M of the Code and will have to meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. The Treasury Department and the Internal Revenue Service may, at some future time, issue a ruling or a regulation presenting situations in which it will deem "investor control" to be present over the assets of the underlying Portfolios, causing the Owner to be taxed currently on income credited to the Contracts. In such a case, John Hancock reserves the right to amend the Contract or the choice of underlying portfolios to avoid current taxation to the Owners.

CONTRACTS PURCHASED TO FUND A TAX QUALIFIED PLAN

 Withholding on Eligible Rollover Distributions

  Recent legislation requires 20% withholding on certain distributions from tax qualified plans. An Owner wishing to rollover his entire distribution should have it paid directly to the successor plan. Otherwise, the Owner's distribution will be reduced by the 20% mandatory income tax. Consult a qualified tax adviser before taking such a distribution.
 Contracts Purchased under Individual Retirement Annuity Plans (IRA)

  In general, the maximum amount of purchase payments deductible each year with respect to an individual retirement annuity contract (as defined in Section 408 of the Code) issued on the life of an eligible purchaser is the lesser of $2,000 or 100% of compensation includible in gross income. A person may also purchase a Contract for the benefit of his or her spouse (including, for example, a homemaker who does not work outside the home). Where an individual elects to deduct amounts contributed on his or her own behalf and on behalf of a spouse, the maximum amount of purchase payments deductible is $2,000 for each spouse if their combined compensation is at least equal to the contributed amount. However, not more than $2,000 can be allocated to either person's account. If an individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual is permitted to make a deductible purchase payment only if the adjusted gross incomes of the individual and his or her spouse are below certain amounts.

  No deduction is allowed for purchase payments made in or after the taxable year in which the annuitant has attained the age of70 1/2 years nor is a deduction allowed for a "rollover contribution" as defined in the Code.

  When payments under a Contract are made in the form of an annuity, or in a single sum such as on surrender of the Contract or by partial withdrawal, the payment is taxed as ordinary income.

  IRS required minimum distributions must begin no later than April 1 of the year following the year in which the Annuitant attains age70 1/2. The Annuitant can suffer adverse tax consequences if a distribution or surrender of the Contract or partial withdrawal is made prior to his attaining age59 1/2, except in the event of death or total disability or certain other circumstances.

 Contracts Purchased under Non-Deductible IRAs (Roth IRAs)

  In general, for years after 1997, an individual may make purchase payments of up to $2,000 each year for a new type of non-deductible IRA, known as a Roth IRA. This $2,000 maximum on purchase payments applies to all of an individual's annual IRA contributions (deductible and non-deductible), except for rollover contributions. The maximum amount that can be made to a Roth IRA is phased out for adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing jointly, and between $0 and $15,000 in the case of married taxpayers filing separately.

  "Qualified distributions" for Roth IRAs are not includible in gross income or subject to the penalty tax on early withdrawals. As defined in Section 408A of the Code, a qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made after the individual reaches age 59-1/2, on the individual's death or disability, or to a qualified first-time home purchaser, subject to a $10,000 lifetime maximum, for the individual, a spouse, a child, a grandchild, or an ancestor. Non-qualified distributions are treated as being made from contributions first. When all distributions exceed the amount of contributions, the excess is includible in gross income. The age 70-1/2 pre-death distribution rules do not apply to Roth IRAs.

  An individual may make a rollover contribution from a non-Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income on a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

 Contracts Purchased under SIMPLE Retirement Accounts (SIMPLE IRAs)

  In general, premium payments may be made to a SIMPLE IRA retirement plan established by a small business employer who employs 100 or fewer employees on any day during the preceding calendar year. An eligible employee may specify the percentage of compensation the employee elects to contribute not to exceed $6,000 a year. The employer must elect to make a matching contribution of up to 3% of the employee's compensation or a non-elective contribution equal to 2% of the employee's compensation.

 Contracts Purchased under Section 403(b) Plans (TSA)

  Purchase payments made by an employer which is a public school system or a tax-exempt organization described in Section 501(c)(3) of the Code under annuity purchase arrangements described in Section 403(b) of the Code are not taxable currently to the Annuitant, to the extent that the aggregate of such amounts does not exceed the Annuitant's "exclusion allowance" (as defined in the Code). In general, an Annuitant's "exclusion allowance" is determined by multiplying 20% of his "includible compensation" (as defined in the Code) by the number of years of his service with the employer and then subtracting from that product the aggregate amount of purchase payments previously excluded from income and certain other employer payments to retirement plans in which the Annuitant is a participant. Additional limitations applicable to purchase payments are described in Section 415 of the Code. Deferrals under all plans made at the election of the Annuitant generally are limited to an aggregate of $9,500 annually.

  When payments under a Contract are made in the form of an annuity, such payments are taxed to the Annuitant or other payee under the same rules that apply to such payments under corporate plans (discussed earlier), except that five-year averaging and capital gain phase-out are not available.

  When payment under a Contract is made in a single sum, such as on surrender of the Contract or by partial withdrawal, the taxable portion of the payment is taxed as ordinary income and the penalty for premature withdrawals may be applicable.

  Ordinarily an Annuitant in a Section 403(b) plan does not have an "investment in the contract" and, thus, any distribution is fully taxed as ordinary income.

  Distributions are prohibited before the Owner is age59 1/2, except on the Owner's separation from service, death, or disability and except with respect to distributions attributable to assets held as of December 31, 1988. This prohibition does not (1) preclude transfers and exchanges to other products that qualify under Section 403 (b) and (2) restrict withdrawals of certain amounts attributable to pre-January 1, 1989, premium payments.
 Contracts Purchased under Corporate Plans

  In general, purchase payments made by a corporation under a qualified pension or profit-sharing plan described in Section 401(a) of the Code or a qualified annuity plan described in Section 403(a) of the Code are deductible by the corporation and are not taxable currently to the employees.

  When payments under a Contract are made in the form of an annuity, the amount of each payment is taxed to the Annuitant or other payee as ordinary income except in those cases where the Annuitant has an "investment in the contract" (as defined in the Code). In general, an Annuitant's "investment in the contract" is the aggregate amount of purchase payments made by him. If an Annuitant has an "investment in the contract," a portion of each annuity payment is excluded from income until the investment in the contract is recovered. The amount to be excluded in each year, in the case of a variable annuity payment, is determined by dividing the "investment in the contract," adjusted by any refund feature, by the number of periodic payments anticipated during the time that periodic payments are to be made.
  When payment under a Contract is made in a single sum or total distribution is made within one taxable year of the Annuitant or other payee, the amount of the payment is taxed to the Annuitant or other payee to the extent it exceeds the Annuitant's "investment in the contract." If such payment is made after the Annuitant has attained the age of59 1/2, or on account of his death, retirement or other termination of employment or on account of his death after termination of employment, five year averaging and a phase-out of capital gains treatment for pre-1974 contributions may be available with respect to one distribution. Other rules may be available to taxpayers who have attained age 50 prior to January 1, 1986.

 IRS required minimum distributions must begin no later than April 1 of the year following the year in which the Annuitant attains age70 1/2 even if the Annuitant has not retired.

 Contracts Purchased under H.R. 10 Plans

  Self-employed persons, including partnerships, may establish tax-qualified pension and profit sharing plans and annuity plans for themselves and for their employees. Generally, the maximum amount of purchase payments deductible each year with respect to variable annuity contracts issued on the life of self-employed persons is $30,000 or 25% of "earned income" (as defined in the Code), whichever is less. Self-employed persons must also make purchase payments for their employees (who have met certain eligibility requirements) at least at the same rate as they do for themselves. In general, such purchase payments are deductible in full and are not taxable currently to such employees.

  Tax-qualified plans may permit self-employed persons and their employees to make additional purchase payments themselves (which are not deductible) of up to 10% of earned income or compensation (discussed earlier).

  When payments under a Contract are made in the form of an annuity, such payments are taxed to the Annuitant or other payee under the same rules that apply to such payments under corporate plans.

  The tax treatment of single sum payments is also the same as under corporate plans except that five year averaging may be unavailable to a self-employed Annuitant on termination of service for reasons other than disability.

  The same rules that apply to commencement of annuity payments under corporate plans apply to H.R. 10 plans.

 Contracts Purchased By Top-Heavy Plans

  Certain corporate and H.R. 10 plans may be characterized under Section 416 of the Code as "top-heavy plans" if a significant portion of the plan assets is held for the benefit of "key employees" (as defined in the Code). Care must be taken to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.
 Contracts Purchased Under Government Deferred Compensation Plans (Section 457)


  Participants in certain deferred compensation plans maintained by a state, a political subdivision of a state, or their agencies or instrumentalities or tax-exempt organizations and tax-exempt employers are permitted to exclude a portion of their compensation from gross income. Amounts so deferred (including any income thereon) shall be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the Annuitant or other payee.

  In general, the maximum amount of compensation which may be deferred under such tax-favored plans is the lesser of $7,500 or33 1/3% of the participant's "includible compensation" (as defined in the Code). The deferred compensation plan itself must satisfy several conditions, among which are that the plan must not permit distributions prior to the participant's separation from service (except in the case of an unforeseen emergency), and that all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

  When payment under a Contract is made in the form of an annuity, or in a single sum such as on surrender of the Contract or by partial withdrawal, the payment is taxed as ordinary income.

 Withholding of Taxes

  John Hancock is obligated to withhold taxes from certain payments unless the recipient elects otherwise. The withholding rate varies depending upon the nature and the amount of the distribution. John Hancock will notify the Annuitant or other payee in advance of the first payment of his or her right to elect out of withholding and furnish a form on which the election may be made. Any election must be received by John Hancock in advance of the payment in order to avoid withholding.

 See Your Own Tax Adviser

  The above description of Federal income tax consequences of owning a Contract and of the different kinds of tax-qualified plans which may be funded by the Contracts is only a brief summary and is not intended as tax advice. Nor does it include a discussion of Federal estate or gift tax or state tax consequences. Tax laws and regulations are subject to change and such changes may be retroactive. The rules governing the provisions of tax-qualified plans are extremely complex and often difficult to understand. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. For example, premature withdrawals are generally subject to a 10-percent penalty tax. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, a prospective purchaser should consult a qualified tax adviser.

                                  PERFORMANCE

  The Account may, from time to time, advertise certain performance information with respect to its subaccounts. THE PERFORMANCE INFORMATION IS BASED ON HISTORICAL INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.
  The subaccounts may include total return in advertisements. When a subaccount advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period, if the corresponding Portfolio has not been in existence for at least ten years. Total return is the percentage change between the value of a hypothetical investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, if the Owner surrendered the Contract at the end of the period indicated. Total return at the Account level reflects all Contract charges (other than any premium tax charges)--mortality and expense risk charges, administrative service charge, (including the annual maintenance charge in the case of a periodic payment Contract), and the sales charges (as reflected under "Synopsis of Expense Information")--and is therefore lower than total return at the Fund level where no comparable charges have been deducted.

  The Money Market Subaccount may advertise "current yield" and "effective yield." Current yield refers to the income earned by the subaccount over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in the subaccount and thus compounded in the course of a 52-week period. The effective yield will be slightly higher than the current yield because of this compounding effect of the assumed reinvestment.

  The other subaccounts may also advertise current yield. For these subaccounts, the current yield will be calculated by dividing the annualization of the income earned by the subaccount during a recent thirty-day period by the maximum offering price per unit at the end of such period. In all cases, current yield and effective yield reflect the recurring charges on the Account level including the periodic administrative expense charges, but do not include any premium tax charges or any charges for minimum death benefit, sales expenses, or administrative expenses that are deducted from premium payments.

  Performance information for the subaccounts may be compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service which monitors and ranks the performance of investment companies, or tracked by other rating services, companies, publications, or persons who independently monitor and rank investment company performance. Performance figures are calculated in accordance with standardized methods established by each reporting service.

                                STATE REGULATION

  John Hancock is subject to the provisions of the Massachusetts insurance laws applicable to mutual life insurance companies and to regulation and supervision by the Massachusetts Commissioner of Insurance. John Hancock is also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

                                    REPORTS

  Reports will be furnished at least annually to an Owner showing the number and value of Accumulation Shares credited to the variable annuity contract and containing the financial statements of the Fund.

                               VOTING PRIVILEGES

THE ACCOUNT

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. John Hancock will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable annuity contracts or variable life insurance policies at meetings of the Fund's shareholders in accordance with instructions received from owners of such contracts or policies. Shares of the Fund held in the Account which are not attributable to such contracts or policies and those for which instructions from owners are not received will be represented by John Hancock at the meeting and will be voted for and against each matter in the same proportion as the votes based upon the instructions received from the owners of all such contracts and policies.

  The number of Fund shares held in each subaccount deemed attributable to each owner is determined by dividing a Contract's Accumulation Share Value (or for a Contract under which annuity payments have commenced, the equivalent) in the subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Fund's meeting.

  Owners of Contracts may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent auditors, approval of the Fund's investment management agreement and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by John Hancock in order that voting instructions may be given.

JOHN HANCOCK

  An Owner (or the Annuitant if a different person) will have the right to vote at annual meetings of all John Hancock policyholders for the election of members of the Board of Directors of John Hancock and on other corporate matters, if any, where a policyholders' vote is taken. The Owner (or the Annuitant if a different person) may cast only one vote as the holder of a variable annuity contract, irrespective of the value of the contract or the number of variable annuity contracts held.

                CHANGES IN APPLICABLE LAW--FUNDING AND OTHERWISE

  The voting privileges described in this prospectus are afforded based on John Hancock's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, John Hancock reserves the right to proceed in accordance with any such revised requirements. John Hancock also reserves the right, subject to compliance with applicable law, including approval of owners if so required, to transfer assets determined by John Hancock to be associated with the class of contracts to which the Contracts belong from the Account to another separate account by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions.

                                 LEGAL MATTERS

  The legal validity of the Contracts has been passed upon by Ronald J. Bocage, Vice President and Counsel of John Hancock.

                         DISTRIBUTION OF THE CONTRACTS

  John Hancock Distributors, Inc. ("Distributors"), a wholly-owned subsidiary of John Hancock, located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer with the Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Distributors acts as principal underwriter and distributor of the Contracts, pursuant to a distribution agreement it has entered into with John Hancock. The Contracts may be purchased through either the Distributors' registered representatives who are licensed to sell John Hancock life insurance policies and annuity contracts or other registered broker-dealers whose representatives are authorized by applicable law to sell variable annuity contracts. The compensation paid to such broker-dealers is not expected to exceed 3% of purchase payments.

  Distributors' registered representatives are compensated for sales of the Contracts on a commission and service fee basis by Distributors, and John Hancock reimburses Distributors for such compensation and for other direct and indirect expenses actually incurred in connection with the marketing and sale of the Contracts. In addition, John Hancock performs certain insurance underwriting and determines whether to accept or reject the application for a Contract.

                           IMPACT OF YEAR 2000 ISSUE

  The advent of the Year 2000 presents a technological challenge to John Hancock. Responding to this challenge, John Hancock has developed a plan to modify or replace significant portions of its computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and thereafter. The plan also involves coordination and testing with business partners to ensure that external factors do not adversly impact John Hancock's systems. John Hancock presently believes that with modifications to existing systems. and conversions to new technologies, the year 2000 issue will not pose significant operational problems for its computer systems.
 However, if certain modifications and conversions are not made or are not completely on time, the year 2000 issue could have an adverse impact on the operations of John Hancock.

  John Hancock expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient, or that actual results may not differ materially from those anticipated.



                             REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Securities and Exchange Commission. More details may be obtained from the Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and of John Hancock included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, whose reports thereon appear in the Statement of Additional Information and have been so included in reliance on their reports given on their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

  Financial statements of the Account and John Hancock may be found in the Statement of Additional Information. The financial statements of John Hancock should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock to meet its obligations under the Contracts.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                           Cross Reference to
                                                    Page   Page in Prospectus
                                                    ----   ------------------
Business History  . . . . . . . . . . . . . . . .    1           15-16
Distribution Agreement and Other Services . . . .    1       18, 19-20, 34
  Distribution Agreement  . . . . . . . . . . . .    1         19-20, 34
  Investment Advisory Agreement . . . . . . . . .    2             18
  Custodian Agreement . . . . . . . . . . . . . .    2             --
  Independent Auditors  . . . . . . . . . . . . .    3             34
Calculation of Performance Data . . . . . . . . .    3             32
Calculation of Annuity Payments . . . . . . . . .    4           25-27
Financial Statements  . . . . . . . . . . . . . .    6             35

      APPENDIX--ILLUSTRATIVE ACCUMULATION VALUE AND ANNUITY PAYMENT TABLES

  The following Tables present illustrative periodic accumulation values and annuity payments that would have resulted under a Contract described in this prospectus had such values and payments been based exclusively upon the investment experience of the predecessors of each of the three Subaccounts during the periods shown.

  Since 1980 the Contracts may have participated in more than one investment option. Moreover, Contracts offered prior to 1980 differ somewhat from the Contracts described in this current prospectus. Accordingly, the results shown in the Tables applicable to each investment option are illustrative only, but reflect the actual investment performance of each investment option.

  John Hancock reorganized its variable annuity separate accounts on February 20, 1987, as described under "John Hancock, the Account and the Series Fund." Figures are based on the pre-reorganization financial results of John Hancock's separate accounts which combined and ceased their separate operations pursuant to the reorganization (i.e., John Hancock Variable Accounts A, A-1, A-2, C, C-1 and C-2) are, for illustrative purposes, shown separately in the following Tables.

  Pro forma adjustments were unnecessary for all of the years shown in Tables I and II even though the contract forms described in this prospectus are not exactly the same as those available in those years. The current forms differ, for example, in that the deductions from a $10,000 single purchase payment for sales expenses and administrative expense now total 4% (plus an administrative expense deduction of $50) rather than 7%. They also differ in that the annuity purchase rates were liberalized for the years 1980 and thereafter so that a greater amount of annuity is now purchased by the same amount of net purchase payment.

  The Tables assume investment of a single purchase payment of $10,000, net of all deductions from purchase payments for sales and administrative expenses, any minimum death benefit guarantee and premium taxes, and that charges have been made at an annual rate of 1.00% for mortality and expense risks and investment advisory services. A gross purchase payment of $10,450, in a state in which no premium tax was applicable, would result in a $10,000 net purchase payment. The Tables also reflect actual investment management fees and other portfolio expenses for the periods illustrated.

WHAT THE TABLES ILLUSTRATE

  Subject to the foregoing, Table I presents for the periods shown the illustrative periodic accumulation values for each Account which would have resulted at yearly intervals under a Contract where a net single purchase payment of $10,000 was made. The Tables indicate the accumulation value which would have resulted upon a full surrender of the Contract, based upon the investment performance of the applicable funding medium.

  Subject to the foregoing, the Tables II indicate, at yearly intervals, illustrative monthly variable annuity payments for each subaccount which would have been received by an Annuitant, assuming that an initial annuity payment of $100 was received in the month and year indicated in the respective Tables. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

CAUTION

  The following Tables do not necessarily represent the operating results of an actual contract of the single payment form described in this prospectus and are qualified by, and should be read with, the foregoing introductory materials.

  The results shown should not be considered a representation of the future. A program of the type illustrated in the Tables does not assure a profit or protect against depreciation in declining markets.

       ILLUSTRATIVE PERIODIC ACCUMULATION VALUES AND ANNUITY PAYMENTS

                           GROWTH & INCOME SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATION VALUES RESULTING FROM A $10,000 NET PURCHASE PAYMENT CONTRACT ISSUED JANUARY 2, 1975



                                  Accumulation
                                    Value on
                                   December 31
Contract Year Commencing                            of the same year
------------------------                            ----------------
January 1975 . . . . . . . . . . . . . . . . . .      $ 12,819.53
January 1976 . . . . . . . . . . . . . . . . . .        14,966.77
January 1977 . . . . . . . . . . . . . . . . . .        13,228.07
January 1978 . . . . . . . . . . . . . . . . . .        13,894.65
January 1979 . . . . . . . . . . . . . . . . . .        15,986.35
January 1980 . . . . . . . . . . . . . . . . . .        20,643.34
January 1981 . . . . . . . . . . . . . . . . . .        20,623.76
January 1982 . . . . . . . . . . . . . . . . . .        26,146.27
January 1983 . . . . . . . . . . . . . . . . . .        31,543.15
January 1984 . . . . . . . . . . . . . . . . . .        32,710.95
January 1985 . . . . . . . . . . . . . . . . . .        43,647.00
January 1986 . . . . . . . . . . . . . . . . . .        50,007.66
January 1987 . . . . . . . . . . . . . . . . . .        51,447.97
January 1988 . . . . . . . . . . . . . . . . . .        59,612.93
January 1989 . . . . . . . . . . . . . . . . . .        76,444.82
January 1990 . . . . . . . . . . . . . . . . . .        77,614.58
January 1991 . . . . . . . . . . . . . . . . . .        96,797.30
January 1992 . . . . . . . . . . . . . . . . . .       104,360.13
January 1993 . . . . . . . . . . . . . . . . . .       117,099.31
January 1994 . . . . . . . . . . . . . . . . . .       115,292.09
January 1995 . . . . . . . . . . . . . . . . . .       153,196.33
January 1996 . . . . . . . . . . . . . . . . . .       182,154.78
January 1997 . . . . . . . . . . . . . . . . . .       234,162.54





TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD RECEIVE ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN JANUARY 1975.



                                                        Payment
Month                                                  For Month
-----                                                  ---------
January 1975  . . . . . . . . . . . . . . . . . . .    $ 100.00
January 1976  . . . . . . . . . . . . . . . . . . .      126.56
January 1977  . . . . . . . . . . . . . . . . . . .      141.12
January 1978  . . . . . . . . . . . . . . . . . . .      123.05
January 1979  . . . . . . . . . . . . . . . . . . .      125.58
January 1980  . . . . . . . . . . . . . . . . . . .      139.22
January 1981  . . . . . . . . . . . . . . . . . . .      172.58
January 1982  . . . . . . . . . . . . . . . . . . .      167.75
January 1983  . . . . . . . . . . . . . . . . . . .      204.49
January 1984  . . . . . . . . . . . . . . . . . . .      235.65
January 1985  . . . . . . . . . . . . . . . . . . .      237.41
January 1986  . . . . . . . . . . . . . . . . . . .      307.45
January 1987  . . . . . . . . . . . . . . . . . . .      348.17
January 1988  . . . . . . . . . . . . . . . . . . .      347.67
January 1989  . . . . . . . . . . . . . . . . . . .      384.54
January 1990  . . . . . . . . . . . . . . . . . . .      456.19
January 1991  . . . . . . . . . . . . . . . . . . .      462.95
January 1992  . . . . . . . . . . . . . . . . . . .      530.83
January 1993  . . . . . . . . . . . . . . . . . . .      583.54
January 1994  . . . . . . . . . . . . . . . . . . .      631.13
January 1995  . . . . . . . . . . . . . . . . . . .      602.56
January 1996  . . . . . . . . . . . . . . . . . . .      768.39
January 1997  . . . . . . . . . . . . . . . . . . .      888.58
January 1998. . . . . . . . . . . . . . . . . . . .     1057.91

  The amounts shown are based on the investment performance of the Growth & Income Subaccount and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                           SOVEREIGN BOND SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATION VALUES RESULTING FROM A $10,000 NET PURCHASE PAYMENT CONTRACT ISSUED JUNE 2, 1980



                                  Accumulation
                                Value on December
Contract year Commencing                           31 of the same year
------------------------                           -------------------
June 1980 . . . . . . . . . . . . . . . . . . .        $10,253.83
June 1981 . . . . . . . . . . . . . . . . . . .         10,562.69
June 1982 . . . . . . . . . . . . . . . . . . .         13,469.69
June 1983 . . . . . . . . . . . . . . . . . . .         14,149.33
June 1984 . . . . . . . . . . . . . . . . . . .         16,041.33
June 1985 . . . . . . . . . . . . . . . . . . .         19,306.75
June 1986 . . . . . . . . . . . . . . . . . . .         21,698.31
June 1987 . . . . . . . . . . . . . . . . . . .         22,052.03
June 1988 . . . . . . . . . . . . . . . . . . .         23,615.72
June 1989 . . . . . . . . . . . . . . . . . . .         26,354.41
June 1990 . . . . . . . . . . . . . . . . . . .         28,015.98
June 1991 . . . . . . . . . . . . . . . . . . .         32,360.46
June 1992 . . . . . . . . . . . . . . . . . . .         34,492.94
June 1993 . . . . . . . . . . . . . . . . . . .         37,828.50
June 1994 . . . . . . . . . . . . . . . . . . .         36,490.86
June 1995 . . . . . . . . . . . . . . . . . . .         43,187.99
June 1996 . . . . . . . . . . . . . . . . . . .         44,514.03
June 1997 . . . . . . . . . . . . . . . . . . .         48,526.20

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD RECEIVE ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN JUNE 1980.




                                                        Payment
Month                                                  For Month
-----                                                  ---------
June 1980 . . . . . . . . . . . . . . . . . . . . .    $ 100.00
June 1981 . . . . . . . . . . . . . . . . . . . . .       96.41
June 1982 . . . . . . . . . . . . . . . . . . . . .      105.17
June 1983 . . . . . . . . . . . . . . . . . . . . .      126.21
June 1984 . . . . . . . . . . . . . . . . . . . . .      120.98
June 1985 . . . . . . . . . . . . . . . . . . . . .      145.80
June 1986 . . . . . . . . . . . . . . . . . . . . .      165.31
June 1987 . . . . . . . . . . . . . . . . . . . . .      166.02
June 1988 . . . . . . . . . . . . . . . . . . . . .      172.28
June 1989 . . . . . . . . . . . . . . . . . . . . .      181.81
June 1990 . . . . . . . . . . . . . . . . . . . . .      187.02
June 1991 . . . . . . . . . . . . . . . . . . . . .      200.83
June 1992 . . . . . . . . . . . . . . . . . . . . .      215.21
June 1993 . . . . . . . . . . . . . . . . . . . . .      230.96
June 1994 . . . . . . . . . . . . . . . . . . . . .      224.68
June 1995 . . . . . . . . . . . . . . . . . . . . .      238.43
June 1996 . . . . . . . . . . . . . . . . . . . . .      243.64
June 1997 . . . . . . . . . . . . . . . . . . . . .      251.72





  The amounts shown are based on the investment performance of the Sovereign Bond Subaccount and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.



                            MONEY MARKET SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATION VALUES RESULTING FROM A $10,000 NET PURCHASE PAYMENT CONTRACT ISSUED MAY 13, 1982



                                                     Accumulation
                                                   Value on December
                                                    31 of the same
Contract Year Commencing                                 year
------------------------                           -----------------
May 1982  . . . . . . . . . . . . . . . . . . .       $10,482.07
May 1983  . . . . . . . . . . . . . . . . . . .        11,284.20
May 1984  . . . . . . . . . . . . . . . . . . .        12,347.06
May 1985  . . . . . . . . . . . . . . . . . . .        13,220.57
May 1986  . . . . . . . . . . . . . . . . . . .        13,966.07
May 1987  . . . . . . . . . . . . . . . . . . .        14,753.07
May 1988  . . . . . . . . . . . . . . . . . . .        15,728.09
May 1989  . . . . . . . . . . . . . . . . . . .        17,018.30
May 1990  . . . . . . . . . . . . . . . . . . .        18,236.49
May 1991  . . . . . . . . . . . . . . . . . . .        19,134.07
May 1992  . . . . . . . . . . . . . . . . . . .        19,633.92
May 1993  . . . . . . . . . . . . . . . . . . .        20,034.00
May 1994  . . . . . . . . . . . . . . . . . . .        20,646.91
May 1995  . . . . . . . . . . . . . . . . . . .        21,624.81
May 1996  . . . . . . . . . . . . . . . . . . .        22,551.19
May 1997. . . . . . . . . . . . . . . . . . . .        23,545.36

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD RECEIVE ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN MAY 1982.




                                   Payment For
Month                                                       Month
-----                                                    -----------
May 1982 . . . . . . . . . . . . . . . . . . . . .               $100.00
May 1983 . . . . . . . . . . . . . . . . . . . . .                103.76
May 1984 . . . . . . . . . . . . . . . . . . . . .                108.45
May 1985 . . . . . . . . . . . . . . . . . . . . .                114.21
May 1986 . . . . . . . . . . . . . . . . . . . . .                117.81
May 1987 . . . . . . . . . . . . . . . . . . . . .                119.65
May 1988 . . . . . . . . . . . . . . . . . . . . .                122.42
May 1989 . . . . . . . . . . . . . . . . . . . . .                127.07
May 1990 . . . . . . . . . . . . . . . . . . . . .                132.40
May 1991 . . . . . . . . . . . . . . . . . . . . .                136.49
May 1992 . . . . . . . . . . . . . . . . . . . . .                137.10
May 1993 . . . . . . . . . . . . . . . . . . . . .                135.53
May 1994 . . . . . . . . . . . . . . . . . . . . .                133.62
May 1995 . . . . . . . . . . . . . . . . . . . . .                134.22
May 1996 . . . . . . . . . . . . . . . . . . . . .                135.58
May 1997 . . . . . . . . . . . . . . . . . . . . .                136.62





  The amounts shown are based on the investment performance of the Money Market Subaccount and its predecessors. All amounts reflect the provisions of the contracts described in this prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.
                               MANAGED SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 9, 1987




                                                     Accumulation
                                                   Value on December
                                                    31 of the same
Contract Year Commencing                                 year
------------------------                           -----------------
November 1987 . . . . . . . . . . . . . . . . .        10,232.70
November 1988 . . . . . . . . . . . . . . . . .        11,334.40
November 1989 . . . . . . . . . . . . . . . . .        13,393.61
November 1990 . . . . . . . . . . . . . . . . .        13,801.73
November 1991 . . . . . . . . . . . . . . . . .        16,668.31
November 1992 . . . . . . . . . . . . . . . . .        17,775.86
November 1993 . . . . . . . . . . . . . . . . .        19,642.61
November 1994 . . . . . . . . . . . . . . . . .        19,013.90
November 1995 . . . . . . . . . . . . . . . . .        23,925.00
November 1996 . . . . . . . . . . . . . . . . .        26,225.50
November 1997 . . . . . . . . . . . . . . . . .        30,829.41




TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN NOVEMBER 1987.



                                   Payment For
Month                                                       Month
-----                                                    -----------
November 1987. . . . . . . . . . . . . . . . . . .               100.00
November 1988. . . . . . . . . . . . . . . . . . .               110.31
November 1989. . . . . . . . . . . . . . . . . . .               122.50
November 1990. . . . . . . . . . . . . . . . . . .               116.05
November 1991. . . . . . . . . . . . . . . . . . .               138.17
November 1992. . . . . . . . . . . . . . . . . . .               144.89
November 1993. . . . . . . . . . . . . . . . . . .               159.95
November 1994. . . . . . . . . . . . . . . . . . .               150.56
November 1995. . . . . . . . . . . . . . . . . . .               174.25
November 1996. . . . . . . . . . . . . . . . . . .               187.53
November 1997. . . . . . . . . . . . . . . . . . .               210.06

  The amounts shown are based on the investment performance of the Managed Subaccount and the Managed Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

                          LARGE CAP GROWTH SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 24, 1987




                                                     Accumulation
                                                   Value on December
                                                    31 of the same
Contract Year Commencing                                 year
------------------------                           -----------------
November 1987 . . . . . . . . . . . . . . . . .        10,243.86
November 1988 . . . . . . . . . . . . . . . . .        11,672.16
November 1989 . . . . . . . . . . . . . . . . .        14,984.57
November 1990 . . . . . . . . . . . . . . . . .        15,863.60
November 1991 . . . . . . . . . . . . . . . . .        19,703.88
November 1992 . . . . . . . . . . . . . . . . .        21,447.52
November 1993 . . . . . . . . . . . . . . . . .        24,167.30
November 1994 . . . . . . . . . . . . . . . . .        23,693.18
November 1995 . . . . . . . . . . . . . . . . .        30,879.50
November 1996 . . . . . . . . . . . . . . . . .        36,157.66
November 1997 . . . . . . . . . . . . . . . . .        46,879.34




TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN NOVEMBER 1987.




                                   Payment For
Month                                                       Month
-----                                                    -----------
November 1987. . . . . . . . . . . . . . . . . . .               100.00
November 1988. . . . . . . . . . . . . . . . . . .               110.03
November 1989. . . . . . . . . . . . . . . . . . .               136.28
November 1990. . . . . . . . . . . . . . . . . . .               137.37
November 1991. . . . . . . . . . . . . . . . . . .               142.37
November 1992. . . . . . . . . . . . . . . . . . .               172.31
November 1993. . . . . . . . . . . . . . . . . . .               194.04
November 1994. . . . . . . . . . . . . . . . . . .               187.98
November 1995. . . . . . . . . . . . . . . . . . .               225.72
November 1996. . . . . . . . . . . . . . . . . . .               262.63
November 1997. . . . . . . . . . . . . . . . . . .               322.95

  The amounts shown are based on the investment performance of the Large Cap Growth Subaccount and the Large Cap Growth Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

                         REAL ESTATE EQUITY SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 14, 1989




                                                     Accumulation
                                                   Value on December
                                                    31 of the same
Contract Year Commencing                                 year
------------------------                           -----------------
February 1989 . . . . . . . . . . . . . . . . .        10,411.79
February 1990 . . . . . . . . . . . . . . . . .         8,096.26
February 1991 . . . . . . . . . . . . . . . . .        10,702.17
February 1992 . . . . . . . . . . . . . . . . .        12,292.77
February 1993 . . . . . . . . . . . . . . . . .        14,276.57
February 1994 . . . . . . . . . . . . . . . . .        14,539.51
February 1995 . . . . . . . . . . . . . . . . .        16,166.74
February 1996 . . . . . . . . . . . . . . . . .        21,298.75
February 1997 . . . . . . . . . . . . . . . . .        24,717.57




TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN FEBRUARY 1989.




                                   Payment For
Month                                                       Month
-----                                                    -----------
February 1989. . . . . . . . . . . . . . . . . . .               100.00
February 1990. . . . . . . . . . . . . . . . . . .                96.30
February 1991. . . . . . . . . . . . . . . . . . .                86.16
February 1992. . . . . . . . . . . . . . . . . . .               101.00
February 1993. . . . . . . . . . . . . . . . . . .               117.29
February 1994. . . . . . . . . . . . . . . . . . .               121.19
February 1995. . . . . . . . . . . . . . . . . . .               115.20
February 1996. . . . . . . . . . . . . . . . . . .               128.27
February 1997. . . . . . . . . . . . . . . . . . .               163.25
February 1998. . . . . . . . . . . . . . . . . . .               175.99




  The amounts shown are based on the investment performance of the Real Estate Equity Subaccount and the Real Estate Equity Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

                     INTERNATIONAL EQUITY INDEX SUBACCOUNT

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 10, 1989




                                                     Accumulation
                                                   Value on December
                                                    31 of the same
Contract Year Commencing                                 year
------------------------                           -----------------
February 1989 . . . . . . . . . . . . . . . . .        11,110.62
February 1990 . . . . . . . . . . . . . . . . .        10,127.48
February 1991 . . . . . . . . . . . . . . . . .        12,370.78
February 1992 . . . . . . . . . . . . . . . . .        12,046.28
February 1993 . . . . . . . . . . . . . . . . .        15,754.61
February 1994 . . . . . . . . . . . . . . . . .        14,645.35
February 1995 . . . . . . . . . . . . . . . . .        15,661.96
February 1996 . . . . . . . . . . . . . . . . .        16,931.02
February 1997 . . . . . . . . . . . . . . . . .        15,921.47




TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS AN ANNUITANT WOULD HAVE RECEIVED ASSUMING A FIRST ANNUITY PAYMENT OF $100 IN FEBRUARY 1989.




                                   Payment For
Month                                                       Month
-----                                                    -----------
February 1989. . . . . . . . . . . . . . . . . . .               100.00
February 1990. . . . . . . . . . . . . . . . . . .                97.16
February 1991. . . . . . . . . . . . . . . . . . .                90.62
February 1992. . . . . . . . . . . . . . . . . . .               105.09
February 1993. . . . . . . . . . . . . . . . . . .                99.92
February 1994. . . . . . . . . . . . . . . . . . .               126.30
February 1995. . . . . . . . . . . . . . . . . . .               106.20
February 1996. . . . . . . . . . . . . . . . . . .               118.06
February 1997. . . . . . . . . . . . . . . . . . .               119.29
February 1998. . . . . . . . . . . . . . . . . . .               112.74





  The amounts shown are based on the investment performance of the International Equity Index Subaccount and the International Equity Index Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

[LOGO OF JOHN HANCOCK APPEARS HERE]
                                      JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY


                              ANNUITY TRANSFERLINE

                               AUTHORIZATION FORM


 INSTRUCTIONS: Please complete and sign where indicated. If your Contract will be jointly owned, each Owner must sign. An acknowledgment letter will be sent as soon as your Contract is issued.

 THIS COMPLETED FORM MUST BE SUBMITTED WITH THE APPLICATION.
-------------------------------------------------------------------------------

( ) Yes! I want TRANSFERLINE, John Hancock's telephone transfer program that permits fast and toll-free transfers of funds within my Contract, as conditions dictate.

As the applicant for a Contract funded by John Hancock Variable Series Trust I (the "Fund"), I hereby authorize John Hancock, on behalf of the Fund, to act upon my telephone instructions to:

  (1) reallocate my then current value held in any one or more Subaccounts, and

  (2) to change the allocation of future purchase payments to the Subaccounts.

I understand that John Hancock employs the following procedures reasonably designed to confirm that the instructions received by telephone are genuine: requiring disclosure of personal identification; tape recording calls; and providing the Owner with a confirmation of the transfer. As long as John Hancock follows such procedures, I will not hold John Hancock or the Fund (or any of their successors) liable for any loss, expense, or cost resulting from any unauthorized or fraudulent telephone instructions.

I further understand that this authorization is limited by the conditions and procedures for telephone account transfers and investment option changes set forth in the prospectus describing my contract.

I further understand that this authorization will continue in force unless and until the earlier of (a) written revocation received by John Hancock at its Servicing Office or (b) John Hancock discontinues this service.

                                   Signature(s) of Prospective
                                      Contract Owner(s)


Date:                                         /s/ ____________________________
Date:                                         /s/ ____________________________

                        Questions call:       1-800-REAL LIFE (732-5543)

                               Mail to:       John Hancock Servicing Office
                                              P.O. Box 111
                                              Boston, MA 02117

[LOGO OF JOHN HANCOCK APPEARS HERE]




   POLICIES ISSUED BY JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY JOHN HANCOCK
                       PLACE, BOSTON, MASSACHUSETTS 02117

S8136 5/98

                           PART C. OTHER INFORMATION

ITEM  24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

    1.     Condensed Financial Information (Part A)
    2.     Statement of Assets and Liabilities, John Hancock Variable
           Annuity Account U, at December 31, 1997. (Part B)
    3.     Statement of Operations, John Hancock Variable Annuity Account
           U, year ended December 31, 1997. (Part B)
    4.     Statement of Changes in Net Assets, John Hancock Variable
           Annuity Account U, for each of the two years in the period ended
           December 31, 1997. (Part B)
    5.     Notes to Financial Statements, John Hancock Variable Annuity
           Account U. (Part B)
    6.     Statements of Financial Position, John Hancock Mutual Life
           Insurance Company, at December 31, 1996, and December 31, 1997.
           (Part B)
    7.     Summary of Operations and Changes in Policyholder's Contingency
           Reserves, John Hancock Mutual Life Insurance Company, for each of the two years in the period ended December 31, 1997. (Part B)
    8.     Statement of Cash Flows, John Hancock Mutual Life Insurance
           Company, for each of the two years in the period ended December
           31, 1997. (Part B)
    9.     Notes to Financial Statements, John Hancock Mutual Life
           Insurance Company. (Part B)

  (b) Exhibits:

    1.     John Hancock Board Resolution establishing the Continuing
           Separate Account, dated January 14, 1985, included in Post-
           Effective Amendment No. 37 to this File No. 2-38827, filed April
           26, 1995.
    2.     Not Applicable.
    3.     Form of Distribution Agreement and Servicing by and among John
           Hancock Distributors, Inc., John Hancock Mutual Life Insurance
           Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form
           S-6 Registration Statement for John Hancock Variable Life Account S
           (File No. 333-15075) filed April 23, 1997.
    4. (a) Form of periodic payment deferred annuity contract (80-70), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
       (b) Form of single premium deferred annuity contract (78-71), included in Post-Effective Amendment No. 14 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in April, 1978.
       (c) Form of single premium immediate annuity contract (80-72), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
       (d) Forms of endorsement (92-8 and 92-9) for periodic premium deferred annuity contracts to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1995.

       (e) Form of endorsement (92-10) for single premium deferred annuity contract to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed
           April 26, 1996.
       (f) Forms of endorsement (92-11, 92-12 and 92-13) for single premium immediate annuity contracts to reflect separate account restructuring, included in Post-Effective Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.
       (g) Forms of endorsement (92-7) containing distribution provisions applicable to certain plans, included in Post-Effective
           Amendment No. 37 to this File No. 2-38827, filed April 26, 1996.
    5. (a) Form of periodic premium deferred annuity contract application
           (80-70), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
       (b) Form of single premium deferred annuity contract application
           (78-71), included in Post-Effective Amendment No. 14 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in April, 1978.
       (c) Form of single premium immediate annuity contract application
           (80-72), included in Post-Effective Amendment No. 17 to Form N-1
           Registration Statement of John Hancock Variable Account A (File
           No. 2-38827) filed in December, 1979.
    6.     Charter and By-Laws of John Hancock Mutual Life Insurance
           Company, included in Post-Effective Amendment No. 27 to Form N-4
           Registration Statement of John Hancock Variable Annuity Account
           U (File No. 2-38827) filed on December 11, 1986.
    7.     Not Applicable.
    8.     Not Applicable.
    9. Opinion and Consent of Counsel as to legality of interests being offered, included in Post-Effective Amendment No. 28 to the Form
           N-4 Registration Statement of John Hancock Variable Annuity
           Account U (File No. 2-38827) filed February 2, 1987.
   10. (a) Consent of Independent Auditor.
       (b) Representation of Counsel Pursuant to Rule 485(b).
   11.     Not Applicable
   12.     Not Applicable.
   13.     Diagram of Subsidiaries of John Hancock Mutual Life Insurance
           Company, incorporated by reference from Post-Effective Amendment
           No. 19 to the Form N-1A Registration Statement of John Hancock
           Variable Series Trust I (File No. 33-2081) filed February 27, 1998.
   14. Power of Attorney of Robert J. Tarr, Jr., incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement of John
           Hancock Mutual Variable Life Account UV (File No. 33-63900) filed
           April 23, 1997. Copy of Power of Attorney for Michael C. Hawley filed on April 30, 1997. Copies of Powers of Attorney for all other directors, included in Post-Effective Amendment No. 37 to this File
           No. 2-38827, filed April 26, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

NAME                        POSITION WITH DEPOSITOR
----                        -----------------------
Samuel W. Bodman........... Director
Nelson S. Gifford.......... Director
Wayne A. Budd.............. Director
William L. Boyan........... Vice Chairman of the Board
E. James Morton............ Director
John F. Magee.............. Director
John M. Connors, Jr........ Director
Stephen L. Brown........... Chairman of the Board and Chief Executive Officer
Richard F. Syron........... Director
Michael C. Hawley.......... Director
I. MacAllister Booth....... Director
C. Vincent Vappi........... Director
Robert J. Tarr, Jr......... Director
David F. D'Alessandro...... President and Chief Operating Officer
Joan T. Bok................ Director
Robert E. Fast............. Director
Foster L. Aborn............ Vice Chairman of the Board
Lawrence K. Fish........... Director
Kathleen F. Feldstein...... Director

EXECUTIVE OFFICERS OTHER THAN DIRECTORS

Richard S. Scipione........ General Counsel
Thomas E. Moloney.......... Executive Vice President and Chief Financial Officer
Diane M. Capstaff.......... Executive Vice President
Barry J. Rubenstein........ Senior Vice President, Counsel and Secretary

  All of the above-named officers and directors can be contacted at the fol-lowing business address: John Hancock Mutual Life Insurance Company, John Han-cock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is a separate account of John Hancock, operated as a unit invest-ment trust. Registrant supports benefits payable under John Hancock's variable annuity contracts by investing in shares of John Hancock Variable Series Trust I (the "Fund") a "series" type of mutual fund, registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and John Hancock Variable Life Insurance Company ("JHVLICO") own all of the Fund's outstanding shares of beneficial interest. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Fund is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the vot-ing of the shares of the Fund held by Registrant as to certain matters. Sub-ject to the voting instructions, John Hancock directly controls Registrant.

  A diagram of the subsidiaries John Hancock is incorporated by reference from
Exhibit 17 to Post Effective Amendment No. 19 to the Form N-1A Registration Statement of John Hancock Variable Series Trust I (File No. 33-2081) filed February 27, 1998. All such subsidiaries are included in John Hancock's consoli-dated financial statements.

ITEM 27. NUMBER OF CONTRACT OWNERS

  As of March 30, 1998, the number of Contract Owners of variable annuity contracts offered by Account was 93,199.

ITEM 28. INDEMNIFICATION

  Article 9a of the By-Laws of John Hancock provides indemnification to each present and former director, officer, and employee of John Hancock against litigation expenses and liabilities incurred while acting as such, subject to limitations of law, including under the Act. No indemnification shall be paid if a director or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of John Hancock. John Hancock may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an under-taking by the person indemnified to repay such amounts if he or she should be determined not be entitled to indemnification.

  Reference is made to Article VI of the ByLaws of the Fund, filed as Exhibit 2 to Post Effective Amendment No. 2 to the Fund's Registration Statement (File No. 33-2081) dated April 12, 1988, which provides that the Fund shall indem-nify or advance any expenses to the trustees, shareholders, officers, or em-ployees of the Fund to the extent set forth in the Declaration of Trust.

  Sections 6.3 through 6.17 of the Declaration of Trust, included as Exhibit 1 to the Fund's Post Effective Amendment No. 2, relate to the indemnification of trustees, shareholders, officers, and employees. It is provided that the Fund shall indemnify any trustee made a party to any proceeding by reason of serv-ice in that capacity if the trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the trustee's official capacity with the Fund, that the conduct was in the best interest of the Fund and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Fund, and (c) in the case of any criminal proceeding, the Fund shall indemnify the trustee if the trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Fund unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the trustee or of-ficer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnifi-cation shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indem-nified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees of the Fund who are neither "interested" persons of the Fund (as de-fined in the Act) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the trustee or officer agrees to repay the advance (unless it is ulti-mately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Fund is insured against loss by reason of lawful advances, or
(3) a majority of a quorum of the Trustees of the Fund who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the trustee or officer will be found entitled to indemnification.

  Similar types of provisions dealing with the indemnification of the Fund's officers and trustee are hereby incorporated by reference from documents pre-viously filed with the Commission, specifically, Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.f. to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life In-surance Company (Exhibit 5.a. to the Registration Statement (File No. 33-2081) dated December 11, 1985), Section 14 of Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life In-surance Company (Exhibit 5.g. to Post-Effective Amendment No. 9 to the Regis-tration Statement of the Fund (File No. 33-2081) dated March 2, 1994), Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.k. to Post-Effective Amendment No. 13 to the Fund's Registration Statement (File No. 33-2081) dated April 30, 1996), Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.v. to Post-Effective Amendment No. 19 to the Fund's Registration Statement (File No. 3-2081) dated April __, 1998,
Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989),
Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement of the Fund (File No. 33-2081) dated March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b. to Post-Effective Amendment No. 14 to Form N-1A Registration Statement of the Fund (File No. 33-2081) filed February 28, 1997).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Regis-trant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnifi-cation against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) John Hancock Distributors, Inc., is also the principal underwriter for the Fund and John Hancock Variable Annuity Account V and I and John Hancock Variable Life Ac-counts U, V, and S and John Hancock Mutual Variable Life Insurance Account UV.

  (b) Reference is made to the response to Item 25, above.

  (c) The information under "Distribution Agreement and Other Services--Dis-tribution Agreement" in the statement of additional information forming a part of this registration statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant and the Fund (as indicated below through written agreements between the parties to the effect that such services will be provided to the Registrant and/or the Fund for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

  John Hancock Distributors, Inc., John Hancock Place, Boston, Massachusetts, 02117, serves as Registrant's distributor and principal underwriter, and in such capacities, keeps records regarding shareholders account records and cancelled stock certificates. John Hancock (at the same address), in its capacity as Registrant's depositor, investment adviser, and transfer agent, keeps all other records required by Section 31(a) of the Act.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIVES

  (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the au-dited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted.

  (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

  (c) Registrant hereby undertakes to deliver any Statement of Additional In-formation and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

  (d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this registration statement, it has complied with the con-ditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant has (1) included appropriate disclo-sure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (b) included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) instructed sales representa-tives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) obtained from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by
Section 403(b)(11) and (b) the investment alternatives available under the em-ployer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

   (e) John Hancock Mutual Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

  As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this amended Registration Statement to be signed on its behalf, in the City of Bos-ton and the Commonwealth of Massachusetts on this 29th day of April, 1998.

                                       John Hancock Variable Annuity Account U
                                        (Registrant)

                                       By John Hancock Mutual Life Insurance
                                        Company

                                                 /s/ Stephen L. Brown
                                       By______________________________________
                                                   Stephen L. Brown
                                            Chairman of the Board and Chief
                                                   Executive Officer

                                       John Hancock Mutual Life Insurance
                                        Company (Depositor)

                                                 /s/ Stephen L. Brown
                                       By______________________________________
                                                   Stephen L. Brown
                                            Chairman of the Board and Chief
                                                   Executive Officer

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amended Registration Statement has been signed by the following persons in their capacities with John Hancock Mutual Life Insurance Company and on the dates indicated.

 SIGNATURE                                 TITLE                                    DATE
 ---------                                 -----                                    ----
          /s/ Thomas E. Moloney            Chief Financial Officer (Principal     4/29/98
 ________________________________________  Financial Officer and Principal
            Thomas E. Moloney              Accounting Officer)
           /s/ Stephen L. Brown            Chairman of the Board and Chief        4/29/98
 ________________________________________  Executive Officer (Principal Executive
             Stephen L. Brown              Officer)
            for himself and as
             Attorney-in-Fact

 FOR: Foster L. Aborn..................  Vice Chairman of the Board
      David F. D'Alessandro............  President and Chief Operating Officer
      William L. Boyan.................  Vice Chairman of the Board

Nelson S. Gifford......................  Director
Richard F. Syron.......................  Director
John F. Magee..........................  Director
John M. Connors, Jr....................  Director
Lawrence K. Fish.......................  Director
Joan T. Bok............................  Director
Robert E. Fast.........................  Director
I. MacAllister Booth...................  Director

E. James Morton........................  Director
Michael C. Hawley......................  Director
Samuel W. Bodman.......................  Director
Robert J. Tarr, Jr.....................  Director
C. Vincent Vappi.......................  Director
Kathleen F. Feldstein..................  Director

                      [LOGO OF JOHN HANCOCK APPEARS HERE]


                                  Mutual Life
                               Insurance Company

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      STATEMENT OF ADDITIONAL INFORMATION

  This statement of additional information is not a prospectus. It is intended that this statement of additional information be read in conjunction with the prospectus of John Hancock Variable Annuity Account U, dated May 1, 1998. A copy of the prospectus may be obtained from John Hancock Variable Annuity Account U, John Hancock Servicing Office, P.O. Box 111, Boston Massachusetts, 02117, telephone number (800) REAL LIFE (732-5543), fax number (617-886-3048).

      This statement of additional information is dated May 1, 1998.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                             CROSS REFERENCE SHEET

                               ----------------

                                                 SECTION IN STATEMENT OF
     FORM N-4 ITEM NO.                           ADDITIONAL INFORMATION
     -----------------                           -----------------------
 15. Cover Page.....................   Cover Page
 16. Table of Contents..............   Table of Contents
 17. General Information and
      History.......................   Business History
 18. Services.......................   Distribution Agreement and Other Services
 19. Purchase of Securities Being      Not Applicable (relevant information in
      Offered.......................    prospectus)
 20. Underwriters...................   Distribution Agreement and Other Services
 21. Calculation of Yield Quotations
      of Money Market Subaccounts...   Calculation of Performance Data
 22. Annuity Payments...............   Calculation of Annuity Payments
 23. Financial Statements...........   Financial Statements

                               TABLE OF CONTENTS

                               ----------------

                                                              CROSS REFERENCE TO
                                                         PAGE PAGE IN PROSPECTUS
                                                         ---- ------------------
Business History........................................   1        15-16
Distribution Agreement and Other Services...............   1    18, 19-20, 34
  Distribution Agreement................................   1      19-20, 34
  Investment Advisory Agreement.........................   2          18
  Custodian Agreement...................................   3          --
  Independent Auditors..................................   3          34
Calculation of Performance Data.........................   3          32
Calculation of Annuity Payments.........................   5        25-27
Financial Statements....................................   7          35

                               BUSINESS HISTORY

  John Hancock Variable Annuity Account U (the "Account") is a separate account of John Hancock Mutual Life Insurance Company ("John Hancock"), established under the laws of the State of Massachusetts. The Account is organized as a unit investment trust and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933. The Account currently has twenty-three separate subaccounts (Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market) through which John Hancock's individual variable annuity contracts are funded, at the discretion of the individual contract owner (the "Owner"). The assets of each subaccount are, in turn, invested in a corresponding Portfolio of John Hancock Variable Series Trust I (the "Fund"), a registered open-end diversified management investment company advised by John Hancock.

  The Account is the successor to six separate investment accounts of John
Hancock: John Hancock Variable Accounts A and C (the stock accounts), John Hancock Variable Accounts A-1 and C-1 (the bond accounts), and John Hancock Variable Accounts A-2 and C-2 (the money market accounts). These six accounts (collectively, the "Variable Accounts") had investment objectives, policies, and restrictions which were the same as those of the respective subaccounts of the Account. On February 20, 1987, John Hancock, on behalf of the Variable Accounts, combined the stock accounts to form the Account's newly-created stock subaccount, combined the bond accounts to form the Account's newly-created bond subaccount, and combined the money market accounts to form the Account's newly-created money market subaccount. The newly created subaccounts were established within John Hancock Variable Annuity Account A, the name of which was changed to John Hancock Variable Annuity Account U.

  Simultaneously with the transactions described above, John Hancock, on behalf of the Variable Accounts, transferred all of the portfolio assets of the newly-created stock, bond, and money market subaccounts of Account A to the Fund's Stock (renamed Growth & Income), Bond (renamed Sovereign Bond), and Money Market Portfolios, respectively, in exchange for shares of the corresponding Fund Portfolio. In addition, the Fund assumed, in effect, any unsatisfied liability incurred by the corresponding Variable Account.

  All of these transactions are referred to as the "Reorganization." They were effected pursuant to an Agreement and Plan of Reorganization, dated June 10, 1986, entered into by John Hancock, the Variable Accounts, and the Fund.

                   DISTRIBUTION AGREEMENT AND OTHER SERVICES

DISTRIBUTION AGREEMENT

  Pursuant to a Distribution Agreement, dated May 1, 1997, John Hancock Distributors, Inc. ("Distributors"), a registered broker-dealer, acts as "principal underwriter" for the Account. Tables showing Distributors' compensation for sales are included in the Account's Prospectus under "Charges Under Variable Annuity Contracts." Distributors' major responsibility as underwriter is to perform all sales and marketing functions relating to the Contracts. The offering of the Account's interests is continuous, but Distributors is not obligated to sell any particular amount of the Account's interests.

INVESTMENT ADVISORY AGREEMENT

  The Fund, in which the Contracts are invested, has contracted with John Hancock for investment advisory services. Pursuant to two Investment Management Agreements, both dated as of April 12, 1988, one Investment Management Agreement, dated as of April 15, 1994, and one Investment Management Agreement dated as of March 14, 1996, John Hancock, a registered investment adviser under the Act, advises the Fund in connection with policy decisions; provides administration of day-to-day operations; negotiates the quantity or price of its investments; provides personnel, office space, equipment, and supplies for the Fund; maintains records required by the Act; values assets and liabilities of the Fund; computes income, net asset value, and yield of each Portfolio; and supervises activities of the sub-investment managers referred to below.

  John Hancock has day-to-day responsibility for making investment decisions and placing investment orders for the Money Market Portfolio. However, with respect to the other Portfolios, John Hancock has contracted with the following registered investment advisors to perform these and certain other recordkeeping functions as sub-investment manager pursuant to sub-investment agreements dated as indicated:

 Growth & Income             Independence Investment Associates, Inc.   4/15/88
 Sovereign Bond              John Hancock Advisers, Inc.                5/01/95
 Large Cap Growth            Independence Investment Associates, Inc.   4/15/88
 Managed                     Independence Investment Associates, Inc.   4/15/88
 Real Estate Equity          Independence Investment Associates, Inc.   4/15/94
                             Independence International Associates,
 International Equity Index  Inc.                                        5/1/98
 Diversified Mid Cap Growth  John Hancock Advisers, Inc.                9/23/94
 Short-Term Bond             Independence Investment Associates, Inc.   4/15/94
 Equity Index                State Street Bank & Trust, N.A.            3/18/97
 Large Cap Value             T. Rowe Price Associates, Inc.             3/29/96
 Mid Cap Growth              Janus Capital Corporation                  3/29/96
 Mid Cap Value               Neuberger & Berman, LLC                    5/01/96
 Small Cap Growth            John Hancock Advisers, Inc.                3/29/96
 Small Cap Value             INVESCO Management & Research              3/22/96
 Strategic Bond              J.P. Morgan Investment Management, Inc.    3/29/96
 International Opportunities T. Rowe Price Associates, Inc.             3/29/96
                             Rowe Price-Fleming International, Inc.     3/29/96
 International Balanced      Brinson Partners, Inc.                     3/29/96
 Small/Mid Cap CORE          Goldman Sachs Asset Management              5/1/98
                              (a division of Goldman, Sachs & Co.)
 High Yield Bond             Wellington Management Company, LLP         4/20/98
 Bond Index                  Mellon Bond Associates, LLP                4/20/98
 Global Equity               Scudder Kemper Investments, Inc.           4/24/98
 Emerging Markets Equity     Montgomery Asset Management, LLC            5/1/98

John Hancock pays the sub-investment management fees pursuant to the Agreements and, therefore, the sub-investment management arrangements result in no additional charge or expense to the Fund or to contractholders. A more complete description of the Fund's management and the investment advisory fees is included under "Management of the Fund" in the Fund's Prospectus and under "Investment Advisory and Other Services" in the Fund's Statement of Additional Information.

CUSTODIAN AGREEMENT

  The Fund's custodian with respect to all the Portfolios is State Street Bank and Trust, 225 Franklin Street, Boston, Massachusetts, pursuant to a Custodian Agreement, dated January 30, 1995, and amended March 18, 1996, January 28, 1997, May 1, 1997, June 18, 1997, and April 14, 1998. The custodian's duties include safeguarding and controlling the Fund's cash investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT AUDITORS

  Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, has been selected as the independent auditors of the Account. The firm is responsible for auditing the financial statements of the Account and JHMLICO.

                        CALCULATION OF PERFORMANCE DATA

  The Account will show the average annual total return for each Subaccount, according to the following formula prescribed by the Securities and Exchange
Commission:

                P(1 + T)/n/ = ERV

    where:      P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
             ERV  = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period (or fractional portion thereof)

  Average annual total return is the annual compounded rate of return that would have produced the cash redemption value under a Contract had the subaccount been invested in a specified Portfolio of the Fund (or its predecessor) over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for sales charges and all other Fund and Contract level charges except premium taxes, if any.

  The following table shows the average annual total return for each Subaccount for the period ended December 31, 1997:

                                                   AVERAGE
                                                  ANNUALIZED
                                                   RETURNS
                                          --------------------------
                                          YEAR TO   1      5    10     DATE OF
     SUBACCOUNT***                         DATE    YEAR  YEAR* YEAR* INCEPTION**
     -------------                        ------- ------ ----- ----- -----------
     Managed.............................  11.7%   11.7% 10.5% 11.1%  11/09/87
     Growth & Income.....................  22.1%   22.1% 16.3% 15.8%  04/03/72
     Equity Index........................  24.9%   24.9% 23.2%    NA  04/30/96
     Large Cap Value.....................  20.9%   20.9% 20.6%    NA  04/30/96
     Large Cap Growth....................  23.2%   23.2% 15.7% 15.8%  11/24/87
     Mid Cap Value.......................  24.4%   24.4% 24.2%    NA  04/30/96
     Mid Cap Growth......................   9.8%    9.8%  7.0%    NA  04/30/96
     Special Opportunities...............  -2.6%   -2.6% 17.1%    NA  04/30/96
     Real Estate Equity..................  10.2%   10.2% 13.8% 10.1%  02/01/89
     Small Cap Value.....................  18.2%   18.2% 16.7%    NA  04/30/96
     Small Cap Growth....................   7.5%    7.5%  3.7%    NA  04/30/96
     International Balanced..............  -3.5%   -3.5%  1.4%    NA  04/30/96
     International Equities.............. -10.7%  -10.7%  4.7%  4.7%  02/01/89
     International Opportunities.........  -4.1%   -4.1%  1.0%    NA  04/30/96
     Short-Term U.S. Gov't...............   0.1%   -5.0% -1.6%    NA  04/30/96
     Sovereign Bond......................   3.6%    3.6%  6.0%  7.6%  06/02/80
     Strategic Bond......................   2.6%    2.6%  5.1%    NA  04/30/96
     Money Market........................  -0.8%   -0.8%  2.6%  4.2%  05/13/82

--------
  * or since inception of the applicable Portfolio or its predecessor.
 ** of the Portfolio or its predecessor.
*** Absent reimbursement from John Hancock to certain Portfolios for some periods, total return figures related to the subaccounts would have been lower.

  The Account will show current yield and effective yield figures for the Money Market Subaccount. The current yield of the Money Market Subaccount for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the Money Market Portfolio, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. Mortality and expense risk and periodic charges are reflected, but charges for premium taxes and charges deducted from premiums for sales expenses, administrative expenses and minimum death benefit are not reflected.

  The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. The formula for effective yield, as prescribed by the SEC, is:

         Effective yield  [(Base period return + 1) /365/7/] - 1

  For the 7-day period ending December 31, 1997, the Money Market Subaccount's current yield was 4.47% and its effective yield was 4.57%.

  The Account will calculate current yield for each of the other Subaccounts according to the following formula prescribed by the SEC:

                         Yield = 2[([(a-b)/cd]+1)/6/-1

  where: a= dividends and interest earned during the period b= expenses accrued for the period (net of reimbursement) c= the average daily number of shares outstanding during the period that were entitled to receive dividends
            d= the maximum offering price per share on the last day of the period.

  According to this formula, yield is determined by dividing the net investment income per Accumulation Shared earned during the period (minus the deduction for mortality and expense risk charge, contract fee, administrative services charge) by the Accumulation Share Value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30-day period identified in the advertisement. No sales loads are assumed.

                        CALCULATION OF ANNUITY PAYMENTS

  The variable monthly annuity payment to an Annuitant under a Contract is equal to the sum of the products of the number of each subaccount's "Annuity Units" credited to the Contract multiplied by the applicable "Annuity Unit Value," as these terms are defined under "Special Terms" and "Variable Account Valuation Procedures," respectively, in the Account's prospectus. The number of each subaccount's Annuity Units credited to the Contract is multiplied by the applicable Annuity Unit Value as of ten calendar days prior to the date the payment is due. The value of the Annuity Units varies from day to day, depending on the investment performance of the subaccount, the deductions made against the subaccount, and the assumed investment rate used in computing Annuity Unit Values. Thus, the variable monthly annuity payments vary in amount from month to month.

  The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each subaccount used in calculating the Net Investment Factor (as described under "Variable Account Valuation Procedures--Net Investment Factor" in the Account's prospectus) will be equal on an annual basis to the assumed investment rate. If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

  The mortality table used as a basis for the annuity purchase rates of the Contracts is the 1971 Individual Annuity Mortality Table, with a five-year setback for females and with certain age adjustments based on the calendar year of birth. The annuity purchase rates used in a Contract purchased in connection with certain employer-related plans and used in all Contracts issued in Montana and Massachusetts will be the annuity purchase rates for females. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

  The following outline is an illustration of the method of calculating variable monthly annuity payments and the number of Annuity Units under the deferred Contracts.

A. GENERAL FORMULAE TO DETERMINE ACCUMULATION SHARE VALUES AND ANNUITY UNIT
   VALUES

Net Investment Rate =

                                                          Subaccount Charges (0.002740% per
     Investment   +  Capital  -  Capital  -  Taxes    -   Day of the Value of the Subaccount at
     Income          Gains       Losses      (if any)     the Beginning of the Valuation Period)
     -------------------------------------------------------------------------------------------
                  Value of the Subaccount at the Beginning of the Valuation Period

Net Investment Factor + 1.00000000 + Net Investment Rate

Accumulation Share Value   =  Accumulation Share Value on  X  Net Investment
                              Preceding Valuation Date        Factor

Annuity Unit      Annuity Unit           Net            Factor to Neutralize
 Value         =  Value on Preceding  X  Investment  X  the Assumed
                  Valuation Date         Factor         Investment Rate

B. HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION SHARE VALUES AND ANNUITY UNIT VALUES

  Assume at the beginning of the Valuation Period being considered, the value of the Subaccount was $4,000,000. Investment income during the Valuation Period totaled $2000 while capital gains were $3000 and capital losses were $1000. No taxes accrued. Charges against the beginning value of the Subaccount amount to $109.60 assuming a one day Valuation Period. The $109.60 was computed by multiplying the beginning Subaccount value of $4,000,000 by the factor 0.00002740. By substituting in the first formula above, the net investment rate is equal to $3890.40 ($2000 + $3000 - $1000 - $109.60) divided by $4,000,000 or 0.0009726. The Net Investment Factor would then be 1.0009726.

  Assume further that each Accumulation Share had a value of $11.250000 on the previous Valuation Date, and the value of an Annuity Unit on such date was $1.0850000. Based upon the experience of the Subaccount during the Valuation Period, the value of an Accumulation Share at the end of the Valuation Period would be $11.260942 ($11.250000 X 1.0009726). The value of an Annuity Unit at the end of the Valuation Period would be $1.0859529
($1.0850000 X 1.0009726 X .99990575). The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the Annuity Unit recognizes only the actual investment experience.

C. GENERAL FORMULAE TO DETERMINE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS AND NUMBER OF ANNUITY UNITS FOR DEFERRED CONTRACTS

Amount of the First Variable Annuity Payment =

     Number of
     Accumulation
     Shares        X   Accumulation Share Value      X  First Monthly Annuity
     Applied           10 Days Before Maturity Date     Payment Factor
     ----------------------------------------------
                                 $1,000



Number of Annuity Units =    Amount of First Variable Annuity Payment
                         -----------------------------------------------
                         Annuity Unit Value 10 Days Before Maturity Date


Amount of Subsequent          Number of         Annuity Unit Value
Variable Annuity Payment   =  Annuity Units  X  10 Days Before Payment Date

D. HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT FOR DEFERRED CONTRACTS

  Assume that 10 days before the date of maturity a Contract has credited to it 4000.000 Accumulation Shares each having a value of $12.000000. The appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $6.35 per $1000 of proceeds for the Annuity Option elected. The Annuitant's first monthly payment would then be $304.80.

                         4000.000 X $12.00000 X $6.35
                         ----------------------------
                                     $1000

  If the value of an Annuity Unit 10 days before the date of maturity was $1.4000000, the number of Annuity Units represented by the first and subsequent payments would be 217.714 ($304.80/$1.4000000). If the Annuity Unit Value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $305.89 (217.714 X $1.405000).

                             FINANCIAL STATEMENTS

                                (SEE NEXT PAGE)

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                   STATEMENT OF ASSETS AND LIABILITIES

                            DECEMBER 31, 1997

                   LARGE CAP    SOVEREIGN   INTERNATIONAL  SMALL CAP  INTERNATIONAL  MID CAP   LARGE CAP     MONEY      MID CAP
                     GROWTH        BOND       EQUITIES      GROWTH      BALANCED      GROWTH     VALUE      MARKET       VALUE
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                  ------------ ------------ ------------- ----------- ------------- ---------- ---------- ----------- -----------
ASSETS
Investment in
shares of
portfolios of
John Hancock
Variable Series
Trust I, at
value...........  $240,567,271 $284,138,042  $53,903,189  $10,274,715  $1,830,853   $5,301,436 $8,576,779 $59,200,386 $10,258,116
Receivable from
John Hancock
Variable Series
Trust I.........        59,821      225,702      101,066       21,049         386       18,023      7,549      88,512      20,874
                  ------------ ------------  -----------  -----------  ----------   ---------- ---------- ----------- -----------
Total assets....   240,627,092  284,363,744   54,004,255   10,295,764   1,831,239    5,319,459  8,584,328  59,288,898  10,278,990
LIABILITIES
Payable to John
Hancock Variable
Series Trust I..        50,704      215,779       99,016       20,668         316       17,824      7,224      86,444      20,490
Asset charges
payable.........         9,117        9,923        2,050          381          70          199        325       2,068         384
                  ------------ ------------  -----------  -----------  ----------   ---------- ---------- ----------- -----------
Total
liabilities.....        59,821      225,702      101,066       21,049         386       18,023      7,549      88,512      20,874
                  ------------ ------------  -----------  -----------  ----------   ---------- ---------- ----------- -----------
Net assets......   240,567,271  284,138,042   53,903,189   10,274,715   1,830,853    5,301,436  8,576,779  59,200,386  10,258,116
                  ============ ============  ===========  ===========  ==========   ========== ========== =========== ===========
NET ASSETS:
Attributable to
John Hancock
Mutual Life
Insurance
Company.........           --       650,509          --           --          --           --         --      335,862         --
Attributable to
contractowners..   240,567,271  283,487,533   53,903,189   10,274,715   1,830,853    5,301,436  8,576,779  58,864,524  10,258,116
                  ------------ ------------  -----------  -----------  ----------   ---------- ---------- ----------- -----------
                  $240,567,271 $284,138,042  $53,903,189  $10,274,715  $1,830,853   $5,301,436 $8,576,779 $59,200,386 $10,258,116
                  ============ ============  ===========  ===========  ==========   ========== ========== =========== ===========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            DECEMBER 31, 1997

                                                                        SHORT-TERM
                     SPECIAL    REAL ESTATE   GROWTH &                     U.S.    SMALL CAP  INTERNATIONAL   EQUITY    STRATEGIC
                  OPPORTUNITIES   EQUITY       INCOME       MANAGED     GOVERNMENT   VALUE    OPPORTUNITIES    INDEX       BOND
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                  ------------- ----------- ------------ -------------- ---------- ---------- ------------- ----------- ----------
ASSETS
Investment in
shares of
portfolios of
John Hancock
Variable Series
Trust I,
atvalue.........   $37,824,519  $97,563,113 $845,376,480 $1,261,048,372 $6,508,724 $7,238,641  $3,420,865   $17,026,523 $3,138,971
Receivable from
John Hancock
Variable Series
Trust I.........        23,833       84,147      577,766        499,657     24,426     37,955         510        22,964      9,743
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ----------- ----------
Total assets....    37,848,352   97,647,260  845,954,246  1,261,548,029  6,533,150  7,276,596   3,421,375    17,049,487  3,148,714
LIABILITIES
Payable to John
Hancock Variable
Series Trust I..        22,403       80,431      548,507        451,669     24,178     37,683         380        22,321      9,626
Asset charges
payable.........         1,430        3,716       29,259         47,988        248        272         130           643        117
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ----------- ----------
Total
liabilities.....        23,833       84,147      577,766        499,657     24,426     37,955         510        22,964      9,743
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ----------- ----------
Net assets......    37,824,519   97,563,113  845,376,480  1,261,048,372  6,508,724  7,238,641   3,420,865    17,026,523  3,138,971
                   ===========  =========== ============ ============== ========== ==========  ==========   =========== ==========
NET ASSETS:
Attributable to
John Hancock
Mutual Life
Insurance
Company.........           --           --     2,148,367            --         --         --          --            --         --
Attributable to
contractowners..    37,824,519   97,563,113  843,228,113  1,261,048,372  6,508,724  7,238,641   3,420,865    17,026,523  3,138,971
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ----------- ----------
                   $37,824,519  $97,563,113 $845,376,480 $1,261,048,372 $6,508,724 $7,238,641  $3,420,865   $17,026,523 $3,138,971
                   ===========  =========== ============ ============== ========== ==========  ==========   =========== ==========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                         STATEMENT OF OPERATIONS

                       YEAR ENDED DECEMBER 31, 1997

                    LARGE CAP   SOVEREIGN  INTERNATIONAL SMALL CAP   INTERNATIONAL  MID CAP   LARGE CAP    MONEY     MID CAP
                     GROWTH       BOND       EQUITIES      GROWTH      BALANCED      GROWTH     VALUE      MARKET     VALUE
                   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                   ----------- ----------- ------------- ----------  ------------- ---------- ---------- ---------- ----------
Investment
income:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........  $21,835,728 $22,130,670  $ 2,759,991  $    4,608    $ 89,074     $     --  $  363,356 $3,229,468  $760,391
Expenses:
 Mortality and
 expense risks...    3,053,389   3,623,709      882,708     107,829      20,911       55,403      83,008    773,163    64,889
                   ----------- -----------  -----------  ----------    --------     --------  ---------- ----------  --------
Net investment
income (loss)....   18,782,339  18,506,961    1,877,283    (103,221)     68,163      (55,403)    280,348  2,456,305   695,502
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain............    4,209,410   1,989,278      710,358     416,721      15,353       85,944     169,949        --    263,646
 Net unrealized
 appreciation
 (depreciation)
 during the
 period..........   31,899,270   3,166,027   (6,373,131)    620,276     (69,707)     647,694     935,367        --    (78,941)
                   ----------- -----------  -----------  ----------    --------     --------  ---------- ----------  --------
Net realized and
unrealized gain
(loss) on
investments......   36,108,680   5,155,305   (5,662,773)  1,036,997     (54,354)     733,638   1,105,316        --    184,705
                   ----------- -----------  -----------  ----------    --------     --------  ---------- ----------  --------
Net increase
(decrease) in net
assets resulting
from operations..  $54,891,019 $23,662,266  $(3,785,490) $  933,776    $ 13,809     $678,235  $1,385,664 $2,456,305  $880,207
                   =========== ===========  ===========  ==========    ========     ========  ========== ==========  ========

-----

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                       YEAR ENDED DECEMBER 31, 1997

                                                                      SHORT-TERM
                     SPECIAL    REAL ESTATE   GROWTH &                   U.S.    SMALL CAP  INTERNATIONAL   EQUITY   STRATEGIC
                  OPPORTUNITIES   EQUITY       INCOME      MANAGED    GOVERNMENT   VALUE    OPPORTUNITIES   INDEX       BOND
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT
                  ------------- ----------- ------------ ------------ ---------- ---------- ------------- ---------- ----------
Investment
income:
Distributions
received from
the portfolios
of John Hancock
Variable Series
Trust I.........   $ 3,777,662  $ 6,991,473 $107,751,940 $121,339,681  $374,739   $559,763    $  55,262   $  503,489  $226,369
Expenses:
Mortality and
expense risks...       580,819    1,254,411    9,844,006   16,880,108    89,504     61,933       47,803      148,483    38,193
                   -----------  ----------- ------------ ------------  --------   --------    ---------   ----------  --------
Net investment
income..........     3,196,843    5,737,062   97,907,934  104,459,573   285,235    497,830        7,459      355,006   188,176
Net realized and
unrealized gain
(loss) on
investments:
Net realized
gain (loss).....     2,847,237    2,540,134   15,083,611   16,803,491   (28,515)   217,881      150,970      326,109    26,836
Net unrealized
appreciation
(depreciation)
during the
period..........    (5,553,611)   5,019,854   77,168,094   70,181,655    50,859    142,670     (185,289)   1,818,762   (25,510)
                   -----------  ----------- ------------ ------------  --------   --------    ---------   ----------  --------
Net realized and
unrealized gain
(loss) on
investments.....    (2,706,374)   7,559,988   92,251,705   86,985,146    22,344    360,551      (34,319)   2,144,871     1,326
                   -----------  ----------- ------------ ------------  --------   --------    ---------   ----------  --------
Net increase
(decrease) in
net assets
resulting from
operations......   $   490,469  $13,297,050 $190,159,639 $191,444,719  $307,579   $858,381    $ (26,860)  $2,499,877  $189,502
                   ===========  =========== ============ ============  ========   ========    =========   ==========  ========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                   STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                           LARGE CAP                   SOVEREIGN                INTERNATIONAL              SMALL CAP
                            GROWTH                       BOND                     EQUITIES                   GROWTH
                          SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                   --------------------------  --------------------------  ------------------------  -----------------------
                       1997          1996          1997          1996         1997         1996         1997        1996*
                   ------------  ------------  ------------  ------------  -----------  -----------  -----------  ----------
Increase
(decrease) in net
assets
from operations:
 Net investment
 income (loss)...  $ 18,782,339  $ 25,765,724  $ 18,506,961  $ 18,618,651  $ 1,877,283  $   (72,055) $  (103,221) $  (19,712)
 Net realized
 gain (loss).....     4,209,410     2,715,920     1,989,278     1,605,801      710,358      618,460      416,721     (38,209)
 Net unrealized
 appreciation
 (depreciation)
 during the
 period..........    31,899,270    (1,342,699)    3,166,027   (12,616,007)  (6,373,131)   4,480,521      620,276    (116,446)
                   ------------  ------------  ------------  ------------  -----------  -----------  -----------  ----------
Net increase
(decrease) in net
assets resulting
from operations..    54,891,019    27,138,945    23,662,266     7,608,445   (3,785,490)   5,026,926      933,776    (174,367)
From
 contractowner
 transactions:
 Net premiums
 from
 contractowners..    19,578,896    17,826,148    11,697,439    13,004,399    5,183,180    9,354,294    9,176,028   5,472,927
 Net benefits to
 contractowners..   (22,890,208)  (20,197,834)  (41,724,868)  (45,346,956) (15,196,264) (14,672,328)  (4,223,919)   (909,730)
                   ------------  ------------  ------------  ------------  -----------  -----------  -----------  ----------
Net increase
(decrease) in net
assets from
contractowner
transactions.....    (3,311,312)   (2,371,686)  (30,027,429)  (32,342,557) (10,013,084)  (5,318,034)   4,952,109   4,563,197
                   ------------  ------------  ------------  ------------  -----------  -----------  -----------  ----------
Net increase
(decrease) in
net assets.......    51,579,707    24,767,259    (6,365,163)  (24,734,112) (13,798,574)    (291,108)   5,885,885   4,388,830
Net assets at
beginning of
period...........   188,987,564   164,220,305   290,503,205   315,237,317   67,701,763   67,992,871    4,388,830         --
                   ------------  ------------  ------------  ------------  -----------  -----------  -----------  ----------
Net assets at end
of period........  $240,567,271  $188,987,564  $284,138,042  $290,503,205  $53,903,189  $67,701,763  $10,274,715  $4,388,830
                      INTERNATIONAL             MID CAP
                        BALANCED                GROWTH
                       SUBACCOUNT             SUBACCOUNT
                   --------------------- -----------------------
                      1997      1996*       1997       1996*
                   ----------- --------- ----------- -----------
Increase
(decrease) in net
assets
from operations:
 Net investment
 income (loss)...  $   68,163  $  9,372  $  (55,403) $   (3,940)
 Net realized
 gain (loss).....      15,353       601      85,944      (2,933)
 Net unrealized
 appreciation
 (depreciation)
 during the
 period..........     (69,707)   22,914     647,694      53,641
                   ----------- --------- ----------- -----------
Net increase
(decrease) in net
assets resulting
from operations..      13,809    32,887     678,235      46,768
From
 contractowner
 transactions:
 Net premiums
 from
 contractowners..   1,237,961   793,707   3,001,006   3,061,875
 Net benefits to
 contractowners..    (218,031)  (29,480) (1,237,471)   (248,977)
                   ----------- --------- ----------- -----------
Net increase
(decrease) in net
assets from
contractowner
transactions.....   1,019,930   764,227   1,763,535   2,812,898
                   ----------- --------- ----------- -----------
Net increase
(decrease) in
net assets.......   1,033,739   797,114   2,441,770   2,859,666
Net assets at
beginning of
period...........     797,114       --    2,859,666         --
                   ----------- --------- ----------- -----------
Net assets at end
of period........  $1,830,853  $797,114  $5,301,436  $2,859,666
                   =========== ========= =========== ===========

-----

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                       LARGE CAP VALUE           MONEY MARKET             MID CAP VALUE         SPECIAL OPPORTUNITIES
                         SUBACCOUNT               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                    ----------------------  ------------------------  -----------------------  ------------------------
                       1997       1996*        1997         1996         1997        1996*        1997         1996
                    ----------  ----------  -----------  -----------  -----------  ----------  -----------  -----------
 Increase in net
 assets from
 operations:
 Net investment
  income..........  $  280,348  $   48,202  $ 2,456,305  $ 2,497,217  $   695,502  $   19,144  $ 3,196,843  $ 1,326,618
 Net realized
  gain............     169,949       5,943          --           --       263,646         272    2,847,237      810,991
 Net unrealized
 appreciation
 (depreciation)
 during the
 period...........     935,367     155,009          --           --       (78,941)     75,961   (5,553,611)   4,973,647
                    ----------  ----------  -----------  -----------  -----------  ----------  -----------  -----------
 Net increase in
 net assets re-
 sulting from op-
 erations.........   1,385,664     209,154    2,456,305    2,497,217      880,207      95,377      490,469    7,111,256
 From
 contractowner
 transactions:
  Net premiums
  from
  contractowners..   5,113,182   2,921,725   44,946,257   43,824,428    9,849,138   1,145,532    9,378,682   31,891,420
  Net benefits to
  contractowners..    (926,878)   (126,068) (52,298,954) (47,278,734)  (1,612,655)    (99,483) (17,891,851)  (6,960,327)
                    ----------  ----------  -----------  -----------  -----------  ----------  -----------  -----------
 Net increase
 (decrease) in net
 assets from
 contractowner
 transactions.....   4,186,304   2,795,657   (7,352,697)  (3,454,306)   8,236,483   1,046,049   (8,513,169)  24,931,093
                    ----------  ----------  -----------  -----------  -----------  ----------  -----------  -----------
 Net increase
 (decrease) in net
 assets...........   5,571,968   3,004,811   (4,896,392)    (957,089)   9,116,690   1,141,426   (8,022,700)  32,042,349
 Net assets at
 beginning of
 period...........   3,004,811         --    64,096,778   65,053,867    1,141,426         --    45,847,219   13,804,870
                    ----------  ----------  -----------  -----------  -----------  ----------  -----------  -----------
 Net assets at end
 of period........  $8,576,779  $3,004,811  $59,200,386  $64,096,778  $10,258,116  $1,141,426  $37,824,519  $45,847,219
                    ==========  ==========  ===========  ===========  ===========  ==========  ===========  ===========
                      REAL ESTATE EQUITY           GROWTH & INCOME
                          SUBACCOUNT                 SUBACCOUNT
                    ------------------------- ---------------------------
                       1997         1996          1997          1996
                    ------------ ------------ ------------- -------------
 Increase in net
 assets from
 operations:
 Net investment
  income..........  $ 5,737,062  $ 3,484,256  $ 97,907,934  $ 77,691,397
 Net realized
  gain............    2,540,134      517,169    15,083,611     7,392,263
 Net unrealized
 appreciation
 (depreciation)
 during the
 period...........    5,019,854   16,386,139    77,168,094    22,898,637
                    ------------ ------------ ------------- -------------
 Net increase in
 net assets re-
 sulting from op-
 erations.........   13,297,050   20,387,564   190,159,639   107,982,297
 From
 contractowner
 transactions:
  Net premiums
  from
  contractowners..   13,495,907    7,381,816    56,381,596    50,653,091
  Net benefits to
  contractowners..  (15,223,931) (10,368,714)  (83,349,459)  (63,828,426)
                    ------------ ------------ ------------- -------------
 Net increase
 (decrease) in net
 assets from
 contractowner
 transactions.....   (1,728,024)  (2,986,898)  (26,967,863)  (13,175,335)
                    ------------ ------------ ------------- -------------
 Net increase
 (decrease) in net
 assets...........   11,569,026   17,400,666   163,191,776    94,806,962
 Net assets at
 beginning of
 period...........   85,994,087   68,593,421   682,184,704   587,377,742
                    ------------ ------------ ------------- -------------
 Net assets at end
 of period........  $97,563,113  $85,994,087  $845,376,480  $682,184,704
                    ============ ============ ============= =============

-----

* From May 1, 1996 (commencement of operations)

See accompanying notes.

                  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                        SHORT-TERM U.S.                                  INTERNATIONAL
                                MANAGED                   GOVERNMENT            SMALL CAP VALUE          OPPORTUNITIES
                              SUBACCOUNT                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                     ------------------------------  ----------------------  ----------------------  ----------------------
                          1997            1996          1997        1996        1997       1996*        1997       1996*
                     --------------  --------------  ----------  ----------  ----------  ----------  ----------  ----------
 Increase
 (decrease) in net
 assets from
 operations:
 Net investment
 income (loss)....   $  104,459,573  $  129,087,578  $  285,235  $  254,336  $  497,830  $   36,273  $    7,459  $   (2,708)
 Net realized gain
  (loss)..........       16,803,491      12,361,012     (28,515)     (9,939)    217,881       5,580     150,970      (1,023)
 Net unrealized
 appreciation
 (depreciation)
 during the
 period...........       70,181,655     (41,260,217)     50,859    (104,619)    142,670      89,251    (185,289)     99,796
                     --------------  --------------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase
 (decrease) in net
 assets resulting
 from operations..      191,444,719     100,188,373     307,579     139,778     858,381     131,104     (26,860)     96,065
 From
 contractowner
 transactions:
  Net premiums
  from
  contractowners..       38,902,658      56,201,877   1,859,772   4,338,920   6,113,599   1,838,183   3,587,133   2,715,936
  Net benefits to
  contractowners..     (133,155,425)   (118,947,868) (2,348,008) (3,599,065) (1,522,285)   (180,341) (2,524,506)   (426,903)
                     --------------  --------------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase
 (decrease) in net
 assets from
 contractowner
 transactions.....      (94,252,767)    (62,745,991)   (488,236)    739,855   4,591,314   1,657,842   1,062,627   2,289,033
                     --------------  --------------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase
 (decrease) in net
 assets...........       97,191,952      37,442,382    (180,657)    879,633   5,449,695   1,788,946   1,035,767   2,385,098
 Net assets at
 beginning of
 period...........    1,163,856,420   1,126,414,038   6,689,381   5,809,748   1,788,946         --    2,385,098         --
                     --------------  --------------  ----------  ----------  ----------  ----------  ----------  ----------
 Net assets at end
 of period........   $1,261,048,372  $1,163,856,420  $6,508,724  $6,689,381  $7,238,641  $1,788,946  $3,420,865  $2,385,098
                     ==============  ==============  ==========  ==========  ==========  ==========  ==========  ==========
                          EQUITY INDEX           STRATEGIC BOND
                           SUBACCOUNT              SUBACCOUNT
                     ------------------------ -----------------------
                        1997        1996*        1997       1996*
                     ------------ ----------- ----------- -----------
 Increase
 (decrease) in net
 assets from
 operations:
 Net investment
 income (loss)....   $   355,006  $   83,944  $  188,176  $   92,197
 Net realized gain
  (loss)..........       326,109         518      26,836         317
 Net unrealized
 appreciation
 (depreciation)
 during the
 period...........     1,818,762     289,361     (25,510)     16,022
                     ------------ ----------- ----------- -----------
 Net increase
 (decrease) in net
 assets resulting
 from operations..     2,499,877     373,823     189,502     108,536
 From
 contractowner
 transactions:
  Net premiums
  from
  contractowners..    12,934,274   4,265,069   2,335,426   2,870,583
  Net benefits to
  contractowners..    (2,877,735)   (168,785) (2,001,205)   (363,871)
                     ------------ ----------- ----------- -----------
 Net increase
 (decrease) in net
 assets from
 contractowner
 transactions.....    10,056,539   4,096,284     334,221   2,506,712
                     ------------ ----------- ----------- -----------
 Net increase
 (decrease) in net
 assets...........    12,556,416   4,470,107     523,723   2,615,248
 Net assets at
 beginning of
 period...........     4,470,107         --    2,615,248         --
                     ------------ ----------- ----------- -----------
 Net assets at end
 of period........   $17,026,523  $4,470,107  $3,138,971  $2,615,248
                     ============ =========== =========== ===========

-----

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997

1. ORGANIZATION

  John Hancock Variable Annuity Account U (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHMLICO. Currently, the Account funds the Accommodator and Independence Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of eighteen subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund). New subaccounts may be added as new Portfolios are added to the Fund or as other investment options are developed and made available to contractowners. The eighteen Portfolios of the Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond Portfolios. Each Portfolio has a different investment objective.

  The assets of the Account are the property of JHMLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHMLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund are valued at the reported net asset value of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHMLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHMLICO has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock does not make a charge for income or other taxes. JHMLICO retains the right to charge the Account for any federal income taxes arising from changes in the tax law. Charges for state and local taxes, if any, attributable to the Account may also be made.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

 Expenses

  JHMLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at an annual rate of 1.00% and 1.40% of net assets of the Accommodator and Independence Contracts, respectively.

  JHMLICO makes certain other deductions from contractowner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases (Accommodator only) and the surrender fee and annual contract fee
(Independence only), which are accounted for as a reduction of net assets resulting from contractowner transactions.

3. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund at December 31, 1997 were as follows:

      SUBACCOUNT                      SHARES OWNED      COST          VALUE
      ----------                      ------------ -------------- --------------
     Large Cap Growth................  11,555,234  $  189,821,369 $  240,567,271
     Sovereign Bond..................  28,559,516     281,727,985    284,138,042
     International Equities..........   3,546,300      54,934,607     53,903,189
     Small Cap Growth................     905,746       9,770,884     10,274,715
     International Balanced..........     181,089       1,877,651      1,830,853
     Mid Cap Growth..................     444,545       4,600,101      5,301,436
     Large Cap Value.................     632,057       7,486,403      8,576,779
     Money Market....................   5,920,039      59,200,359     59,200,386
     Mid Cap Value...................     739,799      10,261,096     10,258,116
     Special Opportunities...........   2,458,514      37,468,160     37,824,519
     Real Estate Equity..............   6,131,999      75,969,559     97,563,113
     Growth & Income.................  50,909,403     663,711,917    845,376,480
     Managed.........................  87,881,678   1,146,284,121  1,261,048,372
     Short-Term U.S. Government......     645,492       6,512,909      6,508,724
     Small Cap Value.................     583,700       7,006,720      7,238,641
     International Opportunities.....     321,898       3,506,358      3,420,865
     Equity Index....................   1,197,939      14,918,400     17,026,523
     Strategic Bond..................     306,460       3,148,459      3,138,971

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund during 1997, were as follows:

      SUBACCOUNT                                        PURCHASES      SALES
      ----------                                       ------------ -----------
     Large Cap Growth................................. $ 28,376,144 $ 8,695,708
     Sovereign Bond...................................   23,428,294  32,873,992
     International Equities...........................    4,281,322  11,605,567
     Small Cap Growth.................................    8,515,209   3,230,598
     International Balanced...........................    1,374,893     271,102
     Mid Cap Growth...................................    2,722,417     928,341
     Large Cap Value..................................    5,316,202     679,601
     Money Market.....................................   27,005,086  31,847,137
     Mid Cap Value....................................    9,992,772     779,742
     Special Opportunities............................    7,671,700  10,124,458
     Real Estate Equity...............................   14,941,245   8,392,073
     Growth & Income..................................  116,679,798  30,579,505
     Managed..........................................  122,430,470  95,140,648
     Short-Term U.S. Government.......................    2,034,257   2,245,928
     Small Cap Value..................................    6,144,817     837,788
     International Opportunities......................    3,426,300   2,205,173
     Equity Index.....................................   12,124,766   1,387,112
     Strategic Bond...................................    2,445,068   1,895,835

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

4. NET ASSETS

  Accumulation shares attributable to net assets of contractowners and accumulation share values for each subaccount at December 31, 1997 were as follows:

                                   ACCOMMODATOR              INDEPENDENCE
                             ------------------------- -------------------------
                             ACCUMULATION ACCUMULATION ACCUMULATION ACCUMULATION
 SUBACCOUNT                     SHARES    SHARE VALUES    SHARES    SHARE VALUES
 ----------                  ------------ ------------ ------------ ------------
Large Cap Growth...........     160,590     $32.329      8,116,652    $28.999
Sovereign Bond.............   1,749,513      48.526     11,346,956     17.502
International Equities.....     102,698      15.277      3,879,212     13.491
Small Cap Growth...........      35,818      11.181        889,006     11.107
International Balanced.....       7,961      10.773        163,070     10.701
Mid Cap Growth.............      16,957      11.785        435,918     11.707
Large Cap Value............      23,612      14.401        575,770     14.306
Money Market...............     743,856      23.548      3,202,804     12.910
Mid Cap Value..............      37,067      15.112        646,027     15.012
Special Opportunities......      84,779      11.330      2,114,374     17.435
Real Estate Equity.........      99,634      25.424      3,777,452     25.157
Growth & Income............   1,901,446     143.253     19,890,513     28.815
Managed....................     984,740      24.039     56,556,644     21.878
Short-Term U.S. Government.      21,481      10.904        536,972     11.685
Small Cap Value............      17,720      13.634        516,651     13.543
International
 Opportunities.............       8,683      10.700        313,120     10.628
Equity Index...............      54,198      14.918      1,094,405     14.819
Strategic Bond.............      23,759      11.445        252,183     11.369

  The net assets attributable to JHMLICO represent JHMLICO's funds deposited in the Account. At its discretion, these amounts may be transferred by JHMLICO to its general account.

5. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHMLICO or the Fund.

6. IMPACT OF YEAR 2000 (UNAUDITED)

  John Hancock Variable Annuity Account U, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), have developed a plan to modify or replace significant portions of the Account's computer information and automated technologies so that its systems will function properly with respect to the dates in the year 2000 and thereafter. The Account presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Account.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

  John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with its significant business partners and customers to determine the extent to which John Hancock's interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which the Account's systems rely will be converted timely or will not have an adverse effect on the Account's systems.

  The Account expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Contractowners

John Hancock Variable Annuity Account U

of John Hancock Mutual Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account U (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond Subaccounts) as of December 31, 1997, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account U at December 31, 1997, and the results of their operations for the year then ended and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 6, 1998

                                                ERNST & YOUNG LLP

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
 John Hancock Mutual Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Mutual Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations and changes in policyholders' contingency reserves and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the year ended December 31, 1997.

  Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.



                                                ERNST & YOUNG LLP


Boston, Massachusetts
February 18, 1998

                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

                STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                                 December 31
                                                             -------------------
                                                               1997      1996
                                                             --------- ---------
                                                                (In millions)
ASSETS
Bonds--Note 6............................................... $22,986.0 $22,467.0
Stocks:
  Preferred.................................................     640.6     416.2
  Common....................................................     256.9     249.8
  Investments in affiliates.................................   1,442.0   1,268.9
                                                             --------- ---------
                                                               2,339.5   1,934.9
Mortgage loans on real estate--Note 6.......................   7,851.2   7,964.0
Real estate:
  Company occupied..........................................     375.1     372.1
  Investment properties.....................................   1,893.4   2,042.3
                                                             --------- ---------
                                                               2,268.5   2,414.4
Policy loans................................................   1,577.3   1,589.3
Cash items:
  Cash in banks and offices.................................     176.0     348.4
  Temporary cash investments................................     548.8   1,068.3
                                                             --------- ---------
                                                                 724.8   1,416.7
Premiums due and deferred...................................     222.3     278.4
Investment income due and accrued...........................     505.8     547.8
Other general account assets................................     948.6   1,009.9
Assets held in separate accounts............................  16,021.7  13,969.1
                                                             --------- ---------
TOTAL ASSETS................................................ $55,445.7 $53,591.5
                                                             ========= =========
Obligations and Policyholders' Contingency Reserves
OBLIGATIONS
  Policy reserves........................................... $19,206.6 $18,544.0
  Policyholders' and beneficiaries' funds...................  13,985.1  14,679.3
  Dividends payable to policyholders........................     399.7     395.5
  Policy benefits in process of payment.....................     115.5     236.3
  Other policy obligations..................................     214.8     210.5
  Asset valuation reserve--Note 1...........................   1,165.7   1,064.8
  Federal income and other accrued taxes--Note 1............      96.9     125.1
  Other general account obligations.........................   1,084.5   1,521.7
  Obligations related to separate accounts..................  16,019.1  13,958.2
                                                             --------- ---------
TOTAL OBLIGATIONS...........................................  52,287.9  50,735.4
Policyholders' Contingency Reserves
  Surplus notes--Note 2.....................................     450.0     450.0
  Special contingency reserve for group insurance...........     151.8     194.8
  General contingency reserve...............................   2,556.0   2,211.3
                                                             --------- ---------
TOTAL POLICYHOLDERS' CONTINGENCY RESERVES...................   3,157.8   2,856.1
                                                             --------- ---------
TOTAL OBLIGATIONS AND POLICYHOLDERS' CONTINGENCY RESERVES... $55,445.7 $53,591.5
                                                             ========= =========

  The accompanying notes are an integral part of the statutory-basis financial statements.

                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

     STATUTORY-BASIS STATEMENTS OF OPERATIONS AND CHANGES IN POLICYHOLDERS'
                              CONTINGENCY RESERVES

                                                      Year ended December 31
                                                      ------------------------
                                                         1997         1996
                                                      -----------  -----------
                                                           (In millions)
INCOME
  Premiums, annuity considerations and pension fund
   contributions..................................... $   7,371.6  $   8,003.1
  Net investment income--Note 4......................     2,856.1      2,803.1
  Other, net.........................................       119.0         68.6
                                                      -----------  -----------
                                                         10,346.7     10,874.8
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries:
    Death benefits...................................       737.4        886.8
    Accident and health benefits.....................       121.4        300.9
    Annuity benefits.................................     1,668.2      1,539.4
    Surrender benefits and annuity fund withdrawals..     6,293.1      5,565.4
    Matured endowments...............................        21.0         20.6
                                                      -----------  -----------
                                                          8,841.1      8,313.1
  Additions to reserves to provide for future
   payments to policyholders and beneficiaries.......      (186.7)       880.5
  Expenses of providing service to policyholders and
   obtaining new insurance:
    Field sales compensation and expenses............       278.3        275.0
    Home office and general expenses.................       479.7        514.8
  Payroll, state premium and miscellaneous taxes.....        49.9         70.9
                                                      -----------  -----------
                                                          9,462.3     10,054.3
                                                      -----------  -----------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS TO
       POLICYHOLDERS, FEDERAL INCOME TAXES AND NET
       REALIZED CAPITAL LOSSES.......................       884.4        820.5
Dividends to policyholders...........................       398.2        399.4
Federal income taxes--Note 1.........................        18.9        107.1
                                                      -----------  -----------
                                                            417.1        506.5
                                                      -----------  -----------
      GAIN FROM OPERATIONS BEFORE NET REALIZED
       CAPITAL LOSSES................................       467.3        314.0
Net realized capital losses--Note 5..................       (89.8)       (43.6)
                                                      -----------  -----------
      NET INCOME.....................................       377.5        270.4
Other increases (decreases) in policyholders'
 contingency reserves:
  Net unrealized capital gains and other
   adjustments--Note 5............................... $      58.6  $     191.7
  Valuation reserve changes--Note 1..................         1.4        (27.5)
  Prior years' federal income taxes..................       (35.6)       (28.9)
  Other reserves and adjustments, net................      (100.2)       (83.1)
                                                      -----------  -----------
      NET INCREASE IN POLICYHOLDERS' CONTINGENCY
       RESERVES......................................       301.7        322.6
Policyholders' contingency reserves at beginning of
 year................................................     2,856.1      2,533.5
                                                      -----------  -----------
POLICYHOLDERS' CONTINGENCY RESERVES AT END OF YEAR... $   3,157.8  $   2,856.1
                                                      ===========  ===========

  The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Mutual Life Insurance Company (the Company) provides a broad range of financial services and insurance products. The Company's insurance operations focus principally in three segments: the Retail Sector, which encompasses the Company's individual life, annuity, and long-term care operations; Group Pension, which offers single premium annuity and guaranteed investment contracts through both the general and separate accounts; and Business Insurance, its group life, health, and long-term care operations including administrative services provided to group customers. In addition, through its subsidiaries and affiliates, the Company also offers a wide range of investment management and advisory services and other related products including life insurance products for the Canadian market, sponsorship and distribution of mutual funds, real estate financing and management, and various other financial services. Investments in these subsidiaries and other affiliates are recorded on the statutory equity method.

On February 28, 1997, the Company sold its group accident and health business and related group life business to UNICARE Life & Health Insurance Company (UNICARE), a wholly-owned subsidiary of WellPoint Health Networks Inc. The Company retained its group long-term care operations. Assets equal to liabilities of approximately $562.4 million at February 28, 1997, subject to the completion of a closing audit, were transferred to UNICARE in connection with the sale. The corresponding amount of assets and liabilities at December 31, 1996 was $559.4 million. The gain from operations in both periods was not significant. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement. As a result, the Company has secured a $397 million letter of credit facility with a group of banks led by Morgan Guaranty Trust Company of New York. The banks have agreed to issue a letter of credit to the Company pursuant to which the Company may draw up to $397 million for any claims not satisfied by UNICARE under the coinsurance agreement after the Company has incurred the first $113 million of losses from such claims. The amount available pursuant to the letter of credit agreement and any letter of credit issued thereunder will be automatically reduced on a scheduled basis consistent with the anticipated runoff of liabilities related to the business reinsured under the coinsurance agreement. The letter of credit agreement and any letter of credit issued thereunder are scheduled to expire on March 1, 2002.

The Company is domiciled in the Commonwealth of Massachusetts and licensed in all fifty of the United States, the District of Columbia, Puerto Rico, Guam, the US Virgin Islands, and Canada. The Company distributes its individual products in North America primarily through a career agency system. The career agency system is composed of company-owned, unionized branch offices and independent general agencies. The Company also distributes its individual products through several alternative distribution channels, including banks, brokers/dealers and direct marketing efforts.

The Company markets pension and other investment-related products primarily to sponsors of retirement and savings plans covering employees of private sector companies, and plans covering public employees and collective bargaining unions and non-profit organizations. Products are marketed and sold through a combination of group pension field employee representatives, as well as marketing personnel and investment professionals employed by the Company.

The Company distributes its group benefit products through group representatives, who are John Hancock employees or through intermediaries, in key markets nationwide.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to policyholders' contingency reserves rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions or increased benefits, are recorded directly to policyholders' contingency reserves rather than being reflected in income; and (10) surplus notes are reported as surplus rather than as liabilities. The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be approved by the NAIC in 1998 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus is not expected to be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment and company-occupied real estate is carried at depreciated cost, less encumbrances. Depreciation on investment and company-occupied real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $470.5 million and $393.5 million at December 31, 1997 and 1996, respectively.

  Real estate acquired in satisfaction of debt and held for sale, which is classified with investment properties, is carried at the lower of cost or fair value as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Other invested assets, which are classified with other general account assets, include real estate and energy joint ventures and limited partnerships and generally are valued based on the Company's equity in the underlying net assets.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. The Company makes additional contributions to the AVR in excess of the required amounts to account for potential losses and risks in the investment portfolio when the Company believes such provisions are prudent. Changes to the AVR are charged or credited directly to policyholders' contingency reserves.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1997, the IMR, net of 1997 amortization of $25.2 million, amounted to $165.6 million which is included in other policy obligations. The corresponding 1996 amounts were $18.9 million and $121.7 million, respectively.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Property and Equipment: Data processing equipment, which amounted to $30.0 million in 1997 and $41.6 million in 1996 and is included in other general account assets, is reported at depreciated cost, with depreciation recorded on a straight-line basis. Nonadmitted furniture and equipment also is depreciated on a straight-line basis. The useful lives of these assets range from three to twenty years. Depreciation expense was $21.8 million in 1997 and $31.0 million in 1996.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 15.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than subsidiary investments which are carried at equity values, are based on quoted market prices.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amounts in the statement of financial position for policy loans approximates their fair value.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1997. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

  Fair values for the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net income. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to policyholders' contingency reserves.

Foreign Exchange Gains and Losses: Foreign exchange gains and losses are reflected as direct credits or charges to policyholders' contingency reserves through unrealized capital gains and losses.

Policy Reserves: Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for traditional individual life insurance policies are maintained using the 1941, 1958 and 1980 Commissioner's Standard Ordinary and American Experience Mortality Tables, with assumed interest rates ranging from 2 1/2% to 6%, and using principally the net level premium method for policies issued prior to 1978 and a modified preliminary term method for policies issued in 1979 and later. Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971 and 1983, the 1971 Individual Annuity Mortality Table and the a-1983 Individual Annuity Mortality Table, with interest rates generally ranging from 2% to 8 3/4%.

Reserves for deposit administration funds and immediate participation guarantee funds are based on accepted actuarial methods at various interest rates. Accident and health policy reserves generally are calculated using either the two-year preliminary term or the net level premium method based on various morbidity tables.

The statement value and fair value for investment-type insurance contracts are as follows:

                                         December 31, 1997   December 31, 1996
                                        ------------------- -------------------
                                        Statement   Fair    Statement   Fair
                                          Value     Value     Value     Value
                                        --------- --------- --------- ---------
                                                     (In millions)
Guaranteed investment contracts........ $11,499.4 $11,516.8 $11,921.6 $11,943.2
Fixed-rate deferred and immediate
 annuities.............................   4,289.1   4,290.4   3,909.3   3,886.1
Supplementary contracts without life
 contingencies.........................      40.9      42.1      45.6      46.0
                                        --------- --------- --------- ---------
                                        $15,829.4 $15,849.3 $15,876.5 $15,875.3
                                        ========= ========= ========= =========

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company and its subsidiaries and affiliates are combined in filing a consolidated federal income tax return for the group. The federal income taxes of the Company are determined on a separate return basis with certain adjustments.

Income before taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, the limitation placed on the tax deductibility of mutual companies' policyholder dividends, accelerated depreciation, differences in policy and contract liabilities for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

When determining its consolidated federal income tax expense, the Company uses a number of estimated amounts that may change when the actual tax return is completed. In addition, the Company must also use an estimated differential earnings rate (DER) to compute the equity tax portion of its federal income tax expense. Because the DER is set by the Internal Revenue Service after completion of the financial statements, a true-up adjustment (i.e., effect of the difference between the estimated and final DER) is necessary.

Amounts for disputed tax issues relating to prior years are charged or credited directly to policyholders' contingency reserves.

Certain subsidiaries acquired by the Company have potential tax loss carryforwards of $14.3 million expiring in 1998. These amounts may be used in the consolidated tax return, but only to offset future taxable income related to those subsidiaries. The Company made federal tax payments of $146.4 million in 1997 and $309.9 million in 1996.

Adjustments to Policy Reserves and Policyholders' and Beneficiaries'
Funds: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to policyholders' contingency reserves. During 1997, the Company refined certain actuarial assumptions inherent in the calculation of reserves related to guaranteed investment contracts and AIDS claims under individual insurance policies resulting in a net $1.4 million increase in policyholders' contingency reserves at December 31, 1997. Similar refinements to the actuarial assumptions inherent in the calculation of reserves related to guaranteed investment contracts were made in 1996 resulting in a $27.5 million decrease in policyholders' contingency reserves at December 31, 1996.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives notice that an amount is payable to a guaranty fund.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 2--SURPLUS NOTES

On February 25, 1994, the Company issued $450 million of surplus notes that bear interest at 7 3/8% and are scheduled to mature on February 15, 2024. The issuance of the surplus notes was approved by the Commonwealth of Massachusetts Division of Insurance and any payment of interest on and principal of the notes may be made only with the prior approval of the Commissioner of the Commonwealth of Massachusetts Division of Insurance. Surplus notes are reported as part of policyholders' contingency reserves rather than liabilities. Interest of $33.2 million was paid on the notes during each of 1997 and 1996.

NOTE 3--BORROWED MONEY

At December 31, 1997, the Company had a $500 million syndicated line of credit. There are 26 banks who are part of the syndicate which is under the leadership of Morgan Guaranty Trust Company of New York. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement, which terminates on June 30, 2001. The agreement does not contain a material adverse change clause. Under the terms of the agreement, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants. As of December 31, 1997, these covenants were met; however, no amounts had been borrowed under this agreement.

In 1995, the Company issued $213.1 million of debt through a Real Estate Mortgage Investment Conduit (REMIC). As collateral to the debt, the Company pledged $1,065.8 million of commercial mortgages to the REMIC Trust. In addition, the Company has guaranteed the timely payment of principal and interest on the debt. The debt was issued in two notes of equal amounts. The interest rates on the class A1 and A2 notes are calculated on a floating basis, based on the monthly LIBOR rates plus 22 and 27 basis points, respectively. The LIBOR rates were 5.72% and 5.50%, respectively, at December 31, 1997 and 1996. The class A1 notes were fully repaid on March 25, 1997 and the class A2 notes have a last scheduled payment date of June 25, 1998. The outstanding balances of the notes totaled $42.6 million and $127.9 million at December 31, 1997 and 1996, respectively, and are included in other general account obligations.

In 1996, the Company issued $292.0 million of additional debt through a REMIC (REMIC II). As collateral to the debt, the Company pledged $1,455.4 million of commercial mortgages to the REMIC II Trust. The debt was issued in two notes. The interest rates on the class A1 and A2 notes are calculated on a floating basis, based on the monthly LIBOR rate plus 5 and 19 basis points, respectively. The class A1 notes were fully repaid on December 26, 1997 and the class A2 notes have a last scheduled payment date of July 26, 1999. The outstanding balances of the notes totaled $161.0 million and $292.0 million at December 31, 1997 and 1996, respectively, and are included in other general account obligations.

On December 31, 1997, the Company had outstanding a short-term note of $75.0 million payable to an affiliate at a variable rate of interest. The note, which is included in other general account obligations, was repaid on January 5, 1998.

Interest paid on borrowed money was $19.3 million and $10.4 million during 1997 and 1996, respectively.

                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                   1997   1996
                                                                  ------ ------
                                                                  (In millions)
Investment expenses.............................................. $339.6 $333.8
Interest expense.................................................   57.9   48.1
Depreciation on real estate and other invested assets............   76.6   73.3
Real estate and other investment taxes...........................   61.5   65.2
                                                                  ------ ------
                                                                  $535.6 $520.4
                                                                  ====== ======

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

  Net realized capital losses consist of the following items:

                                                                 1997    1996
                                                                ------  ------
                                                                (In millions)
Net gains from asset sales and foreclosures.................... $ 63.4  $ 81.2
Capital gains tax..............................................  (84.1)  (53.7)
Net capital gains transferred to the IMR.......................  (69.1)  (71.1)
                                                                ------  ------
  Net Realized Capital Losses.................................. $(89.8) $(43.6)
                                                                ======  ======

  Net unrealized capital gains and other adjustments consist of the following items:

                                                                 1997     1996
                                                                -------  ------
                                                                (In millions)
Net gains from changes in security values and book value
 adjustments................................................... $ 159.5  $242.2
Increase in asset valuation reserve............................  (100.9)  (50.5)
                                                                -------  ------
  Net Unrealized Capital Gains and Other Adjustments........... $  58.6  $191.7
                                                                =======  ======

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                  Gross      Gross
                                      Statement Unrealized Unrealized   Fair
                                        Value     Gains      Losses     Value
                                      --------- ---------- ---------- ---------
                                                    (In millions)
    Year ended December 31, 1997
    ----------------------------
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies........... $   258.9  $    9.3    $  0.0   $   268.2
Obligations of states and political
 subdivisions........................     149.6      16.3       0.0       165.9
Debt securities issued by foreign
 governments.........................     259.7      53.2       0.1       312.8
Corporate securities.................  17,336.1   1,485.9     113.4    18,708.6
Mortgage-backed securities...........   4,981.7     115.9      28.3     5,069.3
                                      ---------  --------    ------   ---------
  Total bonds........................ $22,986.0  $1,680.6    $141.8   $24,524.8
                                      =========  ========    ======   =========
    Year ended December 31, 1996
    ----------------------------
U.S. Treasury securities and
 obligations of U.S. Government
 Corporations and Agencies........... $   430.2  $    8.8    $  4.2   $   434.8
Obligations of states and political
 subdivisions........................     175.2       8.8       3.9       180.1
Debt securities issued by foreign
 governments.........................     203.5      30.1       0.0       233.6
Corporate securities.................  16,902.1   1,083.2     112.6    17,872.7
Mortgage-backed securities...........   4,756.0     116.3      54.5     4,817.8
                                      ---------  --------    ------   ---------
  Total bonds........................ $22,467.0  $1,247.2    $175.2   $23,539.0
                                      =========  ========    ======   =========

The statement value and fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                            Statement   Fair
                                                              Value     Value
                                                            --------- ---------
                                                               (In millions)
     Due in one year or less............................... $ 1,386.4 $ 1,426.6
     Due after one year through five years.................   5,809.6   6,079.2
     Due after five years through ten years................   5,465.5   5,867.1
     Due after ten years...................................   5,342.8   6,082.6
                                                            --------- ---------
                                                             18,004.3  19,455.5
     Mortgage-backed securities............................   4,981.7   5,069.3
                                                            --------- ---------
                                                            $22,986.0 $24,524.8
                                                            ========= =========

Gross gains of $61.5 million in 1997 and $43.8 million in 1996 and gross losses of $86.6 million in 1997 and $27.6 million in 1996 were realized from the sale of bonds.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

At December 31, 1997, bonds with an admitted asset value of $19.2 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $148.0 million and $136.1 million at December 31, 1997 and 1996, respectively. At December 31, 1997, gross unrealized appreciation on common stocks totaled $139.3 million, and gross unrealized depreciation totaled $30.4 million. The fair value of preferred stock totaled $695.8 million at December 31, 1997 and $451.0 million at December 31, 1996.

The Company participates in a security lending program for the purpose of enhancing income on securities held. At December 31, 1997 and 1996, $217.0 million and $540.5 million, respectively, of the Company's bonds and stocks were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

Mortgage loans with outstanding principal balances of $71.7 million, bonds with amortized cost of $98.9 million and real estate with depreciated cost of $18.0 million were nonincome producing for the twelve months ended December 31, 1997.

Restructured commercial mortgage loans aggregated $314.3 million and $385.8 million as of December 31, 1997 and 1996, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                                     Year ended December 31
                                                                     ----------------------
                                                                      1997            1996
                                                                     ------          ------
                                                                          (In millions)

     Expected.......................................................  $33.8           $46.3
     Actual.........................................................   24.9            29.1

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

At December 31, 1997, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

         Property
           Type            Statement Value
         --------          ---------------
                            (In millions)
Apartments................    $1,677.7
Hotels....................       186.7
Industrial................       858.1
Office buildings..........     1,748.7
Retail....................     1,609.4
1-4 Family................         6.0
Agricultural..............     1,426.5
Other.....................       338.1
                              --------
                              $7,851.2
                              ========

                                       Geographic
                                      Concentration              Statement Value
                                      -------------              ---------------
                                                                  (In millions)
                         East North Central.....................    $  891.5
                         East South Central.....................       163.4
                         Middle Atlantic........................     1,410.2
                         Mountain...............................       362.2
                         New England............................       836.9
                         Pacific................................     1,770.6
                         South Atlantic.........................     1,475.4
                         West North Central.....................       260.1
                         West South Central.....................       613.1
                         Other..................................        67.8
                                                                    --------
                                                                    $7,851.2
                                                                    ========

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

At December 31, 1997, the fair values of the commercial and agricultural mortgage loan portfolios were $6.7 billion and $1.5 billion, respectively. The corresponding amounts as of December 31, 1996 were approximately $6.6 billion and $1.8 billion, respectively.

The maximum and minimum lending rates for mortgage loans during 1997 were 18.0% and 7.66% for agricultural loans, 10.0% and 7.19% for other properties, and 7.27% and 7.25% for purchase money mortgages. Generally, the percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 7--REINSURANCE

Premiums, benefits and reserves associated with reinsurance assumed in 1997 were $787.1 million, $386.6 million, and $7.5 million, respectively. The corresponding amounts in 1996 were $742.0 million, $317.8 million, and $14.2 million, respectively.

The Company cedes business to reinsurers to share risks under life, health and annuity contracts for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1997 were $801.8 million, $767.9 million and $594.9 million, respectively. The corresponding amounts in 1996 were $304.0 million, $217.0 million and $251.2 million, respectively.

Premiums, benefits, and reserves ceded related to the business sold in 1997, included in the amounts above, were $487.4 million, $503.3 million, and $247.9 million, respectively, at December 31, 1997.

Amounts recoverable on paid claims and funds withheld from reinsurers were as follows:

                                                                    Year ended December 31
                                                                    ----------------------
                                                                     1997            1996
                                                                    ------          ------
                                                                        (In millions)
     Reinsurance recoverables...................................... $12.5            $26.5
     Funds withheld from reinsurers................................  35.1             23.4

The Company has a coinsurance agreement with another insurer to cede 100% of its individual disability business. Reserves ceded under this agreement, included in the amount shown above, were $236.3 million at December 31, 1997 and $226.4 million at December 31, 1996.

John Hancock Variable Life Insurance Company (Variable Life, a wholly-owned affiliate) has a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1994 through 1997 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY with this agreement, the Company transferred $22.0 million and $24.5 million of cash for tax, commission, and expense allowances to Variable Life, which decreased the Company's net gain from operations by $10.1 million and $15.7 million in 1997 and 1996, respectively.

Variable Life has a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1995 through 1997 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company received $1.1 million in 1997 and transferred $35.0 million in 1996 of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement decreased the Company's net gain from operations by $9.8 million and $15.1 million in 1997 and 1996, respectively.

Effective January 1, 1997, Variable Life entered into a stop-loss agreement with the Company to reinsure mortality claims in excess of 110% of expected mortality claims in 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, the Company transferred $2.4 million of cash for mortality claims to Variable Life, which decreased the Company's net gain from operations by $1.3 million in 1997.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1997 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--BENEFIT PLANS

The Company provides retirement benefits to substantially all employees and general agency personnel. These benefits are provided through both defined benefit and defined contribution pension plans. Pension benefits under the defined benefit plans are based on years of service and average compensation generally during the five years prior to retirement. Benefits related to the Company's defined benefit pension plans paid to employees and

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY retirees covered by annuity contracts issued by the Company amounted to $89.7 million in 1997 and $84.4 million in 1996. The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. Plan assets consist principally of listed equity securities, corporate obligations and U.S. government securities.

Defined contribution plans include The Investment Incentive Plan (TIP) and the Savings and Investment Plan (SIP). Employees are eligible to participate in TIP after one year of service and may contribute up to the lesser of 15% of their salary or $9,500 annually to the plan. The Company matches the first 2% of pre-tax contributions and makes an additional annual profit sharing contribution for employees who have completed at least two years of service. Through SIP, marketing representatives, sales managers and agency managers are eligible to contribute up to the lesser of 13% of their salary or $9,500. The Company matches the first 3% of pretax contributions for marketing representatives and the first 2% of pretax contributions for sales managers and agency managers. The Company makes an annual profit sharing contribution of up to 1% for sales managers and agency managers who have completed at least two years of service.

The Company provides additional compensation to employees based on achievement of annual and long-term corporate financial objectives.

Pension (benefit) expense is summarized as follows:

                                                                 Year ended December 31
                                                                ------------------------
                                                                 1997              1996
                                                                ------            ------
                                                                      (In millions)
     Defined benefit plans:
       Service cost--benefits earned during the period........ $  30.7            $  32.4
       Interest cost on the projected benefit obligation......   109.3              107.4
       Actual return on plan assets...........................  (177.7)            (225.1)
       Net amortization and deferral..........................    23.7               85.0
                                                               -------            -------
                                                                 (14.0)              (0.3)
     Defined contribution plans...............................     6.2               21.4
                                                               -------            -------
     Total pension (benefit) expense.......................... $  (7.8)           $  21.1
                                                               =======            =======

Assumptions used in accounting for the defined benefit pension plans were as follows:

                                                                     1996  1995
                                                                     ----- -----
     Discount rate.................................................. 7.00% 7.25%
     Weighted rate of increase in compensation levels............... 4.80% 4.80%
     Expected long-term rate of return on assets.................... 8.50% 8.50%

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The following table sets forth the funded status and actuarially determined amounts related to the Company's defined benefit pension plans:

                                                         Year ended December 31
                                                         ----------------------
                                                            1997        1996
                                                         ----------  ----------
                                                              (In millions)
     Actuarial present value of benefit obligations:
       Vested benefit obligation......................... $(1,462.2)  $(1,344.8)
                                                          =========   =========
       Accumulated benefit obligation.................... $(1,507.6)  $(1,387.7)
                                                          =========   =========
     Projected benefit obligation........................ $(1,704.0)  $(1,582.4)
     Plan assets fair value..............................   1,877.7     1,787.6
                                                          ---------   ---------
     Excess of plan assets over projected benefit
      obligation.........................................     173.7       205.2
     Unrecognized net gain...............................    (101.7)     (176.1)
     Prior service cost not yet recognized in net
      periodic pension cost..............................      29.6        42.8
     Unrecognized net asset, net of amortization.........     (93.2)      (95.9)
                                                          ---------   ---------
     Net pension asset (liability)....................... $     8.4   $   (24.0)
                                                          =========   =========

Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

NOTE 9--OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel. Substantially all employees may become eligible for these benefits if they reach retirement age while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

In 1993, the Company changed its method of accounting for the costs of its retiree benefit plans to the accrual method and elected to amortize its transition liability for retirees and fully eligible or vested employees over twenty years.

Since 1993, the Company funded a portion of the postretirement obligation. The Company's policy is to fund postretirement benefits for non-union employees to the maximum amount that can be deducted for federal income tax purposes and to fund the benefits for union employees, which are fully tax qualified, at sufficient amounts so that the total accrued liability related to postretirement benefits is zero. As of December 31, 1997, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees while plan assets related to union employees were comprised of approximately 70% equity securities and 30% fixed income investments.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The following table shows the plans' combined funding status for vested benefits reconciled with the amounts recognized in the Company's statements of financial position.

                                                      December 31
                                          -------------------------------------
                                                1997               1996
                                          ------------------ ------------------
                                          Medical            Medical
                                            And      Life      and      Life
                                          Dental   Insurance Dental   Insurance
                                           Plans     Plans    Plans     Plans
                                          -------  --------- -------  ---------
                                                     (In millions)
Accumulated postretirement benefit
 obligation:
  Retirees............................... $(228.8)  $ (95.7) $(234.2)  $(100.6)
  Fully eligible active plan
   participants..........................   (38.7)    (17.9)   (46.4)    (19.4)
                                          -------   -------  -------   -------
                                           (267.5)   (113.6)  (280.6)   (120.0)
Plan assets at fair value................   172.7       0.0    132.4       0.0
                                          -------   -------  -------   -------
Accumulated postretirement benefit
 obligation in excess of plan assets.....   (94.8)   (113.6)  (148.2)   (120.0)
Unrecognized prior service cost..........    14.9       4.8     16.7       5.3
Unrecognized prior net gain..............  (122.8)     (4.2)   (93.0)      4.0
Unrecognized transition obligation.......   240.7      75.0    256.8      78.4
                                          -------   -------  -------   -------
Accrued postretirement benefit cost...... $  38.0   $ (38.0) $  32.3   $ (32.3)
                                          =======   =======  =======   =======

Net postretirement benefits costs for the years ended December 31, 1997 and 1996 were $40.8 million and $47.4 million, respectively, and include the expected cost of such benefits for newly eligible or vested employees, interest cost, and amortization of the transition liability.

Net periodic postretirement benefits cost included the following components:

                                                        December 31
                                            -------------------------------------
                                                  1997               1996
                                            ------------------ ------------------
                                            Medical            Medical
                                              And      Life      and      Life
                                            Dental   Insurance Dental   Insurance
                                             Plans     Plans    Plans     Plans
                                            -------  --------- -------  ---------
                                                       (In millions)
     Eligibility cost...................... $  6.9     $ 1.6   $  7.1     $ 1.8
     Interest cost.........................   17.8       7.6     19.8       8.3
     Actual return on plan assets..........  (31.0)      0.0    (15.9)      0.0
     Net amortization and deferral.........   32.8       5.1     20.9       5.4
                                            ------     -----   ------     -----
     Net periodic postretirement benefit
      cost................................. $ 26.5     $14.3   $ 31.9     $15.5
                                            ======     =====   ======     =====

The discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1997 was 7.0% (7.25% for 1996). The expected long-term rates of return on plan assets were 8.5% and 7.0% at December 31, 1997 and 1996, respectively. The annual assumed rate of increase in the health care cost trend

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY rate for the medical coverages is 5.75% for 1998 (8.0% was assumed for 1997) and is assumed to decrease gradually to 5.00% in 2001 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post retirement benefit obligation for the medical coverages as of December 31, 1997 by $26.2 million and the aggregate of the eligibility and interest cost components of net periodic postretirement benefit cost by $3.0 million for 1997 and $2.9 million for 1996.

Postretirement welfare benefits for non-vested employees are not reflected in the above expenses or accumulated postretirement benefit obligations. As of December 31, 1997, the accumulated postretirement benefit obligations for non-vested employees amounted to $49.5 million for medical and dental plans and $10.4 million for life insurance plans. The corresponding amounts as of December 31, 1996 were $69.4 million and $10.7 million, respectively.

NOTE 10--AFFILIATES

The Company has subsidiaries and affiliates in a variety of industries including domestic and foreign life insurance and domestic property casualty insurance, real estate, mutual funds, investment brokerage and various other financial services entities.

Total assets of unconsolidated affiliates amounted to $12.4 billion at December 31, 1997 and $9.6 billion at December 31, 1996; total liabilities amounted to $11.1 billion at December 31, 1997 and $8.5 billion at December 31, 1996; and total net income was $184.8 million in 1997 and $193.0 million in 1996.

During 1996, the Company sold certain of its affiliates including its ongoing property and casualty business and its broker-dealer operations to realign its business objectives.

The Company customarily engages in transactions with its unconsolidated affiliates, including the cession and assumption of certain insurance business under the terms of established reinsurance agreements. Various services are performed by the Company for certain affiliates for which the Company is reimbursed on the basis of cost. Certain affiliates have entered into various financial arrangements relating to borrowings and capital maintenance under which agreements the Company would be obligated in the event of nonperformance by an affiliate (see Note 14).

The Company received dividends of $65.9 million and $9.4 million in 1997 and 1996, respectively, from unconsolidated affiliates.

NOTE 11--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include swaps, caps, floors, and future contracts.

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY agreements range from 1998 to 2026. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statements of financial position.

The Company enters into interest rate cap and floor contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2007.

The Company also uses financial futures contracts to hedge risks associated with interest rate fluctuations on sales of guaranteed investment contracts. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. Net deferred losses on future contracts were $6.4 million and $0.5 million at December 31, 1997 and 1996, respectively.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2009. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and, in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                December 31
                                                             -----------------
                                                               1997     1996
                                                             -------- --------
                                                               (In millions)
Futures contracts to purchase securities.................... $  154.0 $  117.6
                                                             ======== ========
Futures contracts to sell securities........................ $  414.2 $  136.4
                                                             ======== ========
Notional amount of interest rate swaps, interest rate
 swaptions, currency rate swaps, interest rate caps and
 interest rate floors to:
  Receive variable rates.................................... $5,043.7 $3,822.8
                                                             ======== ========
  Receive fixed rates....................................... $2,596.7 $2,912.5
                                                             ======== ========

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would not be material.

Based on market rates in effect at December 31, 1997, the Company's interest rate swaps, currency rate swaps, interest rate caps, and interest rate floors represented (assets) liabilities to the Company with fair values of $58.3 million, $9.7 million, $(0.6) million and $(0.4) million, respectively. The corresponding amounts as of December 31, 1996 were $16.4 million, $41.1 million, $(0.6) million and $(0.1) million, respectively. The fair values of the swap agreements are not recognized in the financial statements.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 12--LEASES

The Company leases office space and furniture and equipment under various operating leases including furniture and equipment leased under a series of sales-leaseback agreements with a nonaffiliated organization. Rental expense for all operating leases totaled $27.4 million in 1997 and $32.1 million in 1996. Future minimum rental commitments under noncancellable operating leases for office space and furniture and equipment are as follows:

                                                               December 31, 1997
                                                               -----------------
                                                                 (In millions)
     1998.....................................................       $19.5
     1999.....................................................        17.0
     2000.....................................................        14.5
     2001.....................................................        11.5
     2002.....................................................         8.1
     Thereafter...............................................        12.2
                                                                     -----
     Total minimum payments...................................       $82.8
                                                                     =====

NOTE 13--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      December 31, 1997 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal (with adjust-
 ment):
  With market value adjustment.......................     $ 3,881.6       10.5%
  At book value less surrender charge................       2,881.4        7.8
                                                          ---------      -----
  Total with adjustment..............................       6,763.0       18.3
  Subject to discretionary withdrawal (without ad-
   justment) at book value...........................       3,574.2        9.6
  Subject to discretionary withdrawal--separate ac-
   counts............................................      13,455.3       36.3
Not subject to discretionary withdrawal:
  General account....................................      11,996.1       32.4
  Separate accounts..................................       1,274.1        3.4
                                                          ---------      -----
Total annuity reserves, deposit fund liabilities and
 separate accounts--before reinsurance...............      37,062.7      100.0%
                                                                         =====
Less reinsurance ceded...............................           0.0
                                                          ---------
Net annuity reserves, deposit fund liabilities and
 separate accounts...................................     $37,062.7
                                                          =========


Any liquidation costs associated with the $13.5 billion of separate accounts subject to discretionary withdrawal are sustained by the separate account contractholders and not by the general account.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 14--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds, preferred and common stocks, and real estate and issue real estate mortgages totaling $693.6 million, $27.6 million, $122.3 million and $467.2 million, respectively, at December 31, 1997. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the credit worthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair value of the commitments described above is $1.3 billion at December 31, 1997. The majority of these commitments expire in 1998.

The Company has contingent liabilities, pursuant to guarantee agreements issued in connection with real estate joint ventures, in the amount of $43.3 million.

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal National Mortgage Association (FNMA). Under the agreement, the Company sold $532.8 million of commercial mortgage loans and acquired an equivalent amount of FNMA securities. The Company completed similar transactions with FNMA in 1991 for $1.042 billion and in 1993 for $71.9 million. FNMA is guarantying the full face value of the bonds of the three transactions to the bondholders. However, the Company has agreed to absorb the first 12.25% of the principal and interest losses (less buy-backs) for the pools of loans involved in the three transactions, based on the total outstanding principal balance of $1.036 billion as of July 1, 1996, but is not required to commit collateral to support this loss contingency. At December 31, 1997, the aggregate outstanding principal balance of all the remaining pools of loans from 1991, 1993, and 1996 is $672.0 million.

Historically, the Company has experienced losses of less than one percent on its multi-family mortgage portfolio. Mortgage loan buy-backs required by the FNMA in 1997 and 1996 amounted to $4.1 million and $3.4 million, respectively.

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal Home Loan Mortgage Corporation (FHLMC). Under the agreement, the Company sold $535.3 million of multi-family loans and acquired an equivalent amount of FHLMC securities. FHLMC is guarantying the full face value of the bonds to the bondholders. However, the Company has agreed to absorb the first 10.5% of original principal and interest losses (less buy-backs) for the pool of loans involved but is not required to commit collateral to support this loss contingency. Historically, the Company has experienced total losses of less than one percent on its multi-family loan portfolio. At December 31, 1997, the aggregate outstanding principal balance of the pools of loans was $500.8 million. There were no mortgage loans buy-backs in 1997 and 1996.

The Company has a support agreement with Variable Life under which the Company agrees to continue directly or indirectly to own all of Variable Life's common stock and maintain Variable Life's net worth at not less than $1 million.

The Company has a support agreement with John Hancock Capital Corporation
(JHCC), a non-consolidated wholly-owned subsidiary, under which the Company agrees to continue directly or indirectly to own all of JHCC's common stock and maintain JHCC's net worth at not less than $1 million. JHCC's outstanding borrowings as of December 31, 1997 were $351.1 million for short-term borrowings and $163.2 million for notes payable.

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1997. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

During 1997, the Company entered into a court approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The Company has established a litigation reserve in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement. The reserve has been charged, net of the related tax effect, directly to policyholders' contingency reserves of the Company. Given the uncertainties associated with estimating the reserve, it is possible that the final cost of the settlement could be different from the amounts presently provided for by the Company. However, the Company does not believe that the ultimate resolution of the settlement will have a material adverse effect on the Company's financial position.

NOTE 15--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                              Year ended December 31
                                      ----------------------------------------
                                             1997                 1996
                                      -------------------  -------------------
                                      Carrying    Fair     Carrying    Fair
                                       Amount     Value     Amount     Value
                                      --------- ---------  --------- ---------
                                                   (In millions)
Assets
  Bonds--Note 6...................... $22,986.0 $24,524.8  $22,467.0 $23,539.0
  Preferred stocks--Note 6...........     640.6     695.8      416.2     451.0
  Common stocks--Note 6..............     256.9     256.9      249.8     249.8
  Mortgage loans on real estate--Note
   6.................................   7,851.2   8,215.9    7,964.0   8,400.2
  Policy loans--Note 1...............   1,577.3   1,577.3    1,589.3   1,589.3
  Cash and cash equivalents--Note 1..     724.8     724.8    1,416.7   1,416.7
Liabilities
  Guaranteed investment contracts--
   Note 1............................  11,499.4  11,516.8   11,921.6  11,943.2
  Fixed rate deferred and immediate
   annuities--Note 1.................   4,289.1   4,290.4    3,909.3   3,886.1
  Supplementary contracts without
   life contingencies--Note 1........      40.9      42.1       45.6      46.0
Derivatives liabilities relating
 to:--Note 11
Interest rate swaps..................       --       58.3        --       16.4
Currency rate swaps..................       --        9.7        --       41.1
Interest rate caps...................       --       (0.6)       --       (0.6)
Interest rate floors.................       --       (0.4)       --       (0.1)
                                                                 --
Commitments--Note 14.................       --    1,332.3        --    1,095.7

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The carrying amounts in the table are included in the statutory-basis statements of financial position. The methods and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

NOTE 16--IMPACT OF YEAR 2000 (UNAUDITED)

The Company has developed a plan to modify or replace significant portions of its computer information and automated technologies so that its systems will function properly with respect to the dates in the year 2000 and thereafter. The Company presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Company.

The Company as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with its significant business partners and customers to determine the extent to which the Company's interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While the Company is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which the Company's systems rely will be converted timely or will not have an adverse effect on the Company's systems.

The Company expects the project to be substantially complete by early 1999 and expects the incremental cost to be between $35 million and $45 million. The cost of the project and the date on which the Company believes it will complete the year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results may differ materially from those anticipated.

                                LIST OF EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

EXHIBITS

10.(a) Consent of Independent Auditors

10.(b) Representation of Counsel pursuant to Rule 485(b)

27.    Financial Data Schedule